                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08512
                                   ---------

                               PIMCO Advisors VIT
                               ------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York  10105
              ---------------------------------------------------------
              (Address of principal executive offices)       (Zip code)

 Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: December 31
                          -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Fund's as annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

PIMCO ADVISORS VIT

OPCAP U.S. GOVERNMENT INCOME PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2004


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                               2004 ANNUAL REPORT


                                                               February 15, 2005


Dear Shareholder:


I am pleased to provide you with the annual report of the PIMCO Advisors VIT--OpCap U.S. Government Income Portfolio (the "Portfolio") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                            PERFORMANCE & STATISTICS

                                   (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:

                                                      1 YEAR    3 YEAR*    5 YEAR*   INCEPTION*/**
     OpCap U.S. Government Income Portfolio            1.34%     4.04%      5.78%        5.81%

     Lehman Brothers Intermediate
     Government Bond Index+                            2.33%     4.71%      6.58%        6.76%

                                TOP TEN HOLDINGS
                             (as a % of net assets)

U.S. Treasury Securities                                         44.0%

Tennessee Valley Authority                                       17.4%

Federal Home Loan Bank                                            8.1%

Commercial Credit Group Inc.                                      6.2%

Freddie Mac                                                       6.1%

General Electric Capital Corp.                                    4.9%

National Rural Utilities Cooperative Fin. Corp.                   3.8%

Federal Farm Credit Corp.                                         3.3%

Fannie Mae                                                        3.0%

Government National Mortgage Assn.                                2.2%

[CHART]

                              PORTFOLIO COMPOSITION
                            (% of total investments)

U.S. Treasury Notes                  44.4%
U.S. Gov't Agencies                  35.2%
Corporate Bonds                      15.1%
Mortgage-Related                      5.3%

[CHART]

          CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND
                LEHMAN INTERMEDIATE GOVERNMENT BOND RETURN INDEX+

                                   OPCAP U.S.          LEHMAN BROS. INTERMEDIATE
                               GOVERNMENT RETURN           GOV'T BOND INDEX+
  1/3/1995**                  $             10,000    $                   10,000
 1/31/1995                    $             10,143    $                   10,163
 2/28/1995                    $             10,334    $                   10,359
 3/31/1995                    $             10,367    $                   10,631
 4/30/1995                    $             10,481    $                   10,762
 5/31/1995                    $             10,768    $                   10,461
 6/30/1995                    $             10,830    $                   10,917
 7/31/1995                    $             10,829    $                   10,908
 8/31/1995                    $             10,912    $                   10,999
 9/30/1995                    $             10,974    $                   11,073
10/31/1995                    $             11,078    $                   11,194
11/30/1995                    $             11,212    $                   11,331
12/31/1995                    $             11,314    $                   11,443
 1/31/1996                    $             11,400    $                   11,539
 2/29/1996                    $             11,268    $                   11,417
 3/31/1996                    $             11,222    $                   11,364
 4/30/1996                    $             11,195    $                   11,332
 5/31/1996                    $             11,188    $                   11,326
 6/30/1996                    $             11,291    $                   11,441
 7/31/1996                    $             11,307    $                   11,477
 8/31/1996                    $             11,312    $                   11,489
 9/30/1996                    $             11,438    $                   11,638
10/31/1996                    $             11,599    $                   11,829
11/30/1996                    $             11,728    $                   11,972
12/31/1996                    $             11,657    $                   11,907
 1/31/1997                    $             11,686    $                   11,952
 2/28/1997                    $             11,688    $                   11,971
 3/31/1997                    $             11,626    $                   11,903
 4/30/1997                    $             11,736    $                   12,038
 5/31/1997                    $             11,814    $                   12,132
 6/30/1997                    $             11,914    $                   12,236
 7/31/1997                    $             12,143    $                   12,461
 8/31/1997                    $             12,073    $                   12,414
 9/30/1997                    $             12,210    $                   12,549
10/31/1997                    $             12,350    $                   12,696
11/30/1997                    $             12,371    $                   12,724
12/31/1997                    $             12,477    $                   12,827
 1/31/1998                    $             12,653    $                   12,994
 2/28/1998                    $             12,621    $                   12,979
 3/31/1998                    $             12,651    $                   13,019
 4/30/1998                    $             12,706    $                   13,082
 5/31/1998                    $             12,822    $                   13,172
 6/30/1998                    $             12,937    $                   13,260
 7/31/1998                    $             12,955    $                   13,311
 8/31/1998                    $             13,218    $                   13,562
 9/30/1998                    $             13,542    $                   13,878
10/31/1998                    $             13,459    $                   13,902
11/30/1998                    $             13,461    $                   13,859
12/31/1998                    $             13,492    $                   13,913
 1/31/1999                    $             13,556    $                   13,976
 2/28/1999                    $             13,301    $                   13,784
 3/31/1999                    $             13,352    $                   13,875
 4/30/1999                    $             13,391    $                   13,913
 5/31/1999                    $             13,263    $                   13,828
 6/30/1999                    $             13,210    $                   13,847
 7/31/1999                    $             13,172    $                   13,848
 8/31/1999                    $             13,160    $                   13,868
 9/30/1999                    $             13,279    $                   13,987
10/31/1999                    $             13,295    $                   14,015
11/30/1999                    $             13,323    $                   14,025
12/31/1999                    $             13,273    $                   13,981
 1/31/2000                    $             13,236    $                   13,934
 2/29/2000                    $             13,371    $                   14,050
 3/31/2000                    $             13,481    $                   14,210
 4/30/2000                    $             13,469    $                   14,204
 5/31/2000                    $             13,500    $                   14,242
 6/30/2000                    $             13,693    $                   14,469
 7/31/2000                    $             13,778    $                   14,564
 8/31/2000                    $             13,946    $                   14,727
 9/30/2000                    $             14,018    $                   14,856
10/31/2000                    $             14,144    $                   14,958
11/30/2000                    $             14,383    $                   15,178
12/31/2000                    $             14,651    $                   15,445
 1/31/2001                    $             14,821    $                   15,651
 2/28/2001                    $             14,945    $                   15,794
 3/31/2001                    $             15,042    $                   15,908
 4/30/2001                    $             14,915    $                   15,857
 5/31/2001                    $             14,958    $                   15,922
 6/30/2001                    $             15,028    $                   15,973
 7/31/2001                    $             15,341    $                   16,272
 8/31/2001                    $             15,470    $                   16,417
 9/30/2001                    $             15,784    $                   16,768
10/31/2001                    $             16,057    $                   17,030
11/30/2001                    $             15,793    $                   16,827
12/31/2001                    $             15,615    $                   16,746
 1/31/2002                    $             15,699    $                   16,818
 2/28/2002                    $             15,819    $                   16,958
 3/31/2002                    $             15,518    $                   16,702
 4/30/2002                    $             15,842    $                   17,014
 5/31/2002                    $             15,956    $                   17,133
 6/30/2002                    $             16,173    $                   17,347
 7/31/2002                    $             16,466    $                   17,674
 8/31/2002                    $             16,655    $                   17,875
 9/30/2002                    $             16,995    $                   18,182
10/31/2002                    $             16,924    $                   18,170
11/30/2002                    $             16,787    $                   18,026
12/31/2002                    $             17,124    $                   18,360
 1/31/2003                    $             17,064    $                   18,319
 2/28/2003                    $             17,290    $                   18,526
 3/31/2003                    $             17,258    $                   18,530
 4/30/2003                    $             17,305    $                   18,671
 5/31/2003                    $             17,601    $                   18,964
 6/30/2003                    $             17,534    $                   18,934
 7/31/2003                    $             17,057    $                   18,474
 8/31/2003                    $             17,079    $                   18,507
 9/30/2003                    $             17,431    $                   18,908
10/31/2003                    $             17,245    $                   18,723
11/30/2003                    $             17,248    $                   18,725
12/31/2003                    $             17,352    $                   18,871
 1/31/2004                    $             17,423    $                   18,973
 2/29/2004                    $             17,590    $                   19,153
 3/31/2004                    $             17,715    $                   19,287
 4/30/2004                    $             17,270    $                   18,857
 5/31/2004                    $             17,199    $                   18,797
 6/30/2004                    $             17,242    $                   18,844
 7/31/2004                    $             17,351    $                   18,979
 8/31/2004                    $             17,590    $                   19,260
 9/30/2004                    $             17,583    $                   19,268
10/31/2004                    $             17,661    $                   19,386
11/30/2004                    $             17,509    $                   19,205
12/31/2004                    $             17,588    $                   19,309

The performance graph and total return calculation does not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.

+ The Lehman Brothers Intermediate Government Bond Index is an unmanaged index that is not available for direct investment. All interest is reinvested.

*    Represents Average Annual Return.

**   Inception Date: January 3, 1995.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                            2004 PERFORMANCE SUMMARY

                                   (UNAUDITED)

- For the 12-month period ended December 31, 2004, the Portfolio returned 1.34% versus 2.33% for its benchmark, the Lehman Brothers Intermediate Government Bond Index. Since its inception on January 3, 1995, the Portfolio's average annual return of 5.81%, underperformed the benchmark return of 6.76%.

- The final quarter of 2004 typified the price movement of the bond market throughout the year. Short-term yields rose in response to Federal Reserve rate increases, while longer-term bond yields were mostly unchanged. The Fed remained consistent in implementing measured rate hikes during the past year.

- The economy has clearly strengthened over the past year, and a lack of significant inflationary pressure--despite higher oil prices--helped longer-term bonds outperform.

- The Portfolio's underweighting in longer-term bonds and a shorter-than-benchmark duration hindered performance as the long end of the yield curve rallied unexpectedly in the face of rising rates. The weak dollar held down long treasury yields as foreign central banks, particularly China and Japan purchased treasuries to prevent their currencies from appreciating and hurting their export driven economies.

- A tactical purchase of mortgage securities in the second quarter aided performance for the year as mortgage prepayments slowed and volatility increased.

- An overweighting and good selection in agency securities also aided relative outperformance. Fannie Mae issues were avoided as this agency spent much of the year under the shadow of accounting issues.

                                PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                               PORTFOLIO EXPENSES

                                   (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, the beginning of the period, and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                 BEGINNING           ENDING           DURING THE PERIOD
                               ACCOUNT VALUE      ACCOUNT VALUE        JULY 1, 2004 TO
                               JULY 1, 2004    DECEMBER 31, 2004(1)   DECEMBER 31, 2004*
                               -------------   --------------------   ------------------
Actual                         $       1,000   $           1,019.90   $             5.13
Hypothetical                   $       1,000   $           1,020.00   $             5.14

* Expenses are equal to the Portfolio's annualized expense ratio of 1.01%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

PRINCIPAL
 AMOUNT                                                                          CREDIT RATING
  (000)                                                                         (MOODY'S / S&P)*       VALUE
---------                                                                       ----------------   -------------
           CORPORATE BONDS -- 14.9%
           FINANCIAL SERVICES -- 11.1%
$     375  Commercial Credit Group Inc., 7.75%, 3/1/05                               Aa1/AA-       $     377,995
      275  General Electric Capital Corp., 6.00%, 6/15/12                            Aaa/AAA             299,760
                                                                                                   -------------
                                                                                                         677,755
                                                                                                   -------------
           UTILITIES -- 3.8%
      225  National Rural Utilities, 6.00%, 5/15/06                                   A1/A+              233,059
                                                                                                   -------------
             Total Corporate Bonds (cost-$875,435)                                                       910,814
                                                                                                   -------------
           MORTGAGE-RELATED SECURITIES -- 5.2%
           Fannie Mae,

      171    5.00%, 12/1/18                                                          Aaa/AAA             173,966
        9    9.50%, 12/1/06-12/1/19                                                  Aaa/AAA              10,374
      125  Government National Mortgage Association,
             6.50%, 3/15/32                                                          Aaa/AAA             131,370
                                                                                                   -------------
             Total Mortgage-Related Securities (cost-$1,160,092)                                         315,710
                                                                                                   -------------
           U.S. GOVERNMENT AGENCIES -- 34.9%
      200  Federal Farm Credit Bank Corp., 2.125%, 8/15/05                           Aaa/AAA             199,202
      500  Federal Home Loan Bank, 2.25%, 5/15/06                                    Aaa/AAA             494,320
      350  Freddie Mac, 5.875%-6.375%, 3/21/11-8/1/11                                Aaa/AAA             370,447
    1,000  Tennessee Valley Authority, 5.375%, 11/13/08                              Aaa/AAA           1,060,509
                                                                                                   -------------
             Total U.S. Government Agencies (cost-$1,198,775)                                          2,124,478
                                                                                                   -------------
           U.S. TREASURY BONDS & NOTES -- 44.0%
      200    1.625%, 2/28/06                                                         Aaa/AAA             197,289
       50    1.875%, 11/30/05                                                        Aaa/AAA              49,609
      850    2.625%, 5/15/08-3/15/09                                                 Aaa/AAA             828,166
      650    3.00%, 11/15/07                                                         Aaa/AAA             645,988
      200    5.75%, 8/15/10                                                          Aaa/AAA             220,195
      650    6.50%, 2/15/10                                                          Aaa/AAA             735,896
                                                                                                   -------------
             Total U.S. Treasury Bonds & Notes (cost-$2,652,083)                                       2,677,143
                                                                                                   -------------
             Total Investments (cost-$5,886,385)                                       99.0%           6,028,145
             Other assets less liabilities                                              1.0               60,792
                                                                                      -----        -------------
             Net Assets                                                               100.0%       $   6,088,937
                                                                                      =====        =============

----------
*    Unaudited

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$5,886,385)                                            $  6,028,145
Cash                                                                                     34,398
Interest receivable                                                                      59,344
Receivable due from Investment Adviser                                                      620
Prepaid expenses                                                                            406
                                                                                   ------------
   Total Assets                                                                       6,122,913
                                                                                   ------------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                       14,945
Accrued expenses                                                                         19,031
                                                                                   ------------
   Total Liabilities                                                                     33,976
                                                                                   ------------
     Net Assets                                                                    $  6,088,937
                                                                                   ============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)        $      5,745
Paid-in-capital in excess of par                                                      5,924,087
Accumulated net realized gain on investments                                             17,345
Net unrealized appreciation of investments                                              141,760
                                                                                   ------------
     Net Assets                                                                    $  6,088,937
                                                                                   ============
Shares outstanding                                                                      574,541
                                                                                   ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                     $      10.60
                                                                                   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
   Interest                                                                        $    286,719
                                                                                   ------------
EXPENSES:
   Investment advisory fees                                                              44,109
   Audit and tax services fees                                                           19,549
   Reports to shareholders                                                               14,081
   Custodian fees                                                                        12,298
   Transfer agent fees                                                                    3,750
   Trustees' fees and expenses                                                            3,157
   Miscellaneous                                                                          2,126
                                                                                   ------------
     Total expenses                                                                      99,070
     Less: investment advisory fee waived                                               (24,991)
           custody credits earned on cash balances                                         (564)
                                                                                   ------------
     Net expenses                                                                        73,515
                                                                                   ------------
        Net investment income                                                           213,204
                                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                                                      25,440
   Net change in unrealized appreciation/depreciation of investments                   (142,362)
                                                                                   ------------
     Net realized and unrealized loss on investments                                   (116,922)
                                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                    $     96,282
                                                                                   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED DECEMBER 31,
                                                                              ----------------------------
                                                                                  2004            2003
                                                                              ------------    ------------
INVESTMENT OPERATIONS:
Net investment income                                                         $    213,204    $    254,122
Net realized gain on investments                                                    25,440          89,123
Net change in unrealized appreciation/depreciation of investments                 (142,362)       (221,584)
                                                                              ------------    ------------
   Net increase in net assets resulting from investment operations                  96,282         121,661
                                                                              ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                             (220,284)       (254,122)
Net realized gains                                                                 (87,904)       (113,063)
                                                                              ------------    ------------
   Total dividends and distributions to shareholders                              (308,188)       (367,185)
                                                                              ------------    ------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                               245,868         791,187
Reinvestment of dividends and distributions                                        308,188         367,185
Cost of shares redeemed                                                         (2,283,653)     (2,045,650)
                                                                              ------------    ------------
   Net decrease in net assets from share transactions                           (1,729,597)       (887,278)
                                                                              ------------    ------------
     Total decrease in net assets                                               (1,941,503)     (1,132,802)

NET ASSETS:
Beginning of year                                                                8,030,440       9,163,242
                                                                              ------------    ------------
End of year (including dividends in excess of net investment income of
   $388 at December 31, 2003)                                                 $  6,088,937    $  8,030,440
                                                                              ============    ============
SHARES ISSUED AND REDEEMED:

Issued                                                                              22,952          71,523
Issued in reinvestment of dividends and distributions                               28,694          33,295
Redeemed                                                                          (213,964)       (185,067)
                                                                              ------------    ------------
   Net decrease                                                                   (162,318)        (80,249)
                                                                              ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                            YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                       2004            2003            2002         2001            2000
                                                     --------        --------        --------     --------        --------
Net asset value, beginning of year                   $  10.90        $  11.21        $  10.71     $  10.50        $  10.00
                                                     --------        --------        --------     --------        --------
INVESTMENT OPERATIONS:
Net investment income                                    0.31            0.32            0.46         0.47            0.51
Net realized and unrealized gain (loss)
   on investments                                       (0.17)          (0.17)           0.55         0.21            0.50
                                                     --------        --------        --------     --------        --------
   Total from investment operations                      0.14            0.15            1.01         0.68            1.01
                                                     --------        --------        --------     --------        --------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income                                   (0.32)          (0.32)          (0.46)       (0.47)          (0.51)
Net realized gains                                      (0.12)          (0.14)          (0.05)          --              --
                                                     --------        --------        --------     --------        --------
   Total dividends and distributions to
     shareholders                                       (0.44)          (0.46)          (0.51)       (0.47)          (0.51)
                                                     --------        --------        --------     --------        --------
Net asset value, end of year                         $  10.60        $  10.90        $  11.21     $  10.71        $  10.50
                                                     ========        ========        ========     ========        ========
TOTAL RETURN (1)                                         1.34%           1.34%           9.67%        6.57%          10.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                      $  6,089        $  8,030        $  9,163     $  9,028        $  9,436
Ratio of expenses to average net assets (2)              1.01%(3)        1.02%(3)        0.97%        1.00%(3)        1.01%(3)
Ratio of net investment income to average
   net assets                                            2.90%(3)        2.93%(3)        3.88%        4.40%(3)        5.04%(3)
Portfolio Turnover                                         32%             56%             68%          60%             35%

----------
(1)  Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During certain of the fiscal years indicated above, the Investment Adviser waived a portion of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.35% and 2.56%, respectively, for the year ended December 31, 2004, 1.05% and 2.89%, respectively, for the year ended December 31, 2003, 1.05% and 4.35%, respectively, for the year ended December 31, 2001, and 1.11% and 4.94%, respectively, for the year ended December 31, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio (the "Portfolio"), OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio, NFJ Dividend Value Portfolio, and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. Debt securities are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

   (B) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (C) FEDERAL INCOME TAXES

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended December 31, 2004, the permanent differences are primarily attributable to the differing treatment of paydown losses. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER
The Portfolio has an Investment Management Agreement (the "Agreement") with the Investment Adviser. Subject to the supervision of the Portfolio's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at the annual rate of 0.60% of the Portfolio's average daily net assets. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES
For the year ended December 31, 2004, purchases and sales of securities, other than short-term and government securities, aggregated $2,306,945 and $3,741,401, respectively.

(4) INCOME TAX INFORMATION
The tax character of dividends and distributions paid during the years ended December 31:

                                                                            2004          2003
                                                                         ----------    ----------
Ordinary income                                                          $  217,234    $  283,554
Long-term capital gains                                                  $   90,954    $   83,631

At December 31, 2004, tax basis distributable earnings were:

Ordinary income                                                                        $        0
Long-term capital gains                                                                $   17,345

The cost basis of portfolio securities for federal income tax purposes is $5,886,385. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $180,431; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $38,671; net unrealized appreciation for federal income tax purposes is $141,760.

(5) REGULATORY AND LITIGATION MATTERS
On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, AGI, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

(6) OFFICER APPOINTMENTS
On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004, Thomas J. Fuccillo was named as the Trust's Secretary.

(7) CLOSING OF PORTFOLIO
At a meeting of the Portfolio's Board of Trustees on October 21, 2004, the Board approved the closing and termination of the Portfolio. It is anticipated that the Portfolio will cease operations on or about April 30, 2005.

OTHER INFORMATION (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to Portfolio securities held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8250; and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio did not vote any proxies relating to portfolio securities during the twelve months ended June 30, 2004.

FEDERAL TAX INFORMATION

The Portfolio paid a long-term capital gain dividend of $0.12647 per share during the year ended December 31, 2004.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap U.S. Government Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of OpCap U.S. Government Income Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 7, the Board of Trustees approved the closing and termination of the Portfolio. It is anticipated that the Portfolio will cease operations on or about April 30, 2005.


PricewaterhouseCoopers LLP
New York, New York
February 18, 2005

                               PIMCO ADVISORS VIT
                               BOARD OF TRUSTEES
                                  (UNAUDITED)

                                                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                          TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                         COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
-------------------------------------------------    ------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK NY 10105.
EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, RETIREMENT,
DEATH OR REMOVAL.

THOMAS W. COURTNEY                                   Principal of Courtney Associates, Inc., a venture capital firm;
CHAIRMAN OF THE BOARD OF TRUSTEES                    former General Partner of Trivest Venture Fund, a private venture
Age: 71                                              capital fund; Trustee of the following open-end investment
TRUSTEE SINCE: 1994                                  companies: Tax-Free Trust of Arizona and 4 funds for the Hawaiian
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  Trust; Chairman of the Board of Trustees for 10 Funds of
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND         Oppenheimer Funds, Inc.
COMPLEX

V. LEE BARNES                                        Principal, Glenville Associates, management consultants to the
Age: 68                                              insurance industry; Director, Davis International Banking
TRUSTEE SINCE: 2000                                  Consultants (London); Director, NetLearning Services Corporation.
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  Formerly, Principal, McKinsey & Co.,Inc.; Executive Vice President,
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND         The Continental Corporation; Partner, Ernst & Young (Management
COMPLEX                                              Consulting); Vice President, Citicorp Global Insurance Division.

PAUL Y. CLINTON                                      Principal of Clinton Management Associates, a financial and venture
Age: 74                                              capital consulting firm; Trustee of the following open-end
TRUSTEE SINCE: 1994                                  investment companies: Director of Oppenheimer Quest Value Fund,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer Quest
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND         Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund,
COMPLEX                                              Inc., Oppenheimer Quest Balanced Value Fund, Inc., Rochester Fund
                                                     Municipals, Rochester Portfolio Series Limited Term New York
                                                     Municipals and Bond Fund Series, Oppenheimer Convertible Securities
                                                     Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

LACY B. HERRMANN                                     Chairman and Chief Executive Officer of Aquila Management
Age: 75                                              Corporation, the sponsoring organization and manager, administrator
TRUSTEE SINCE: 1994                                  and/or sub-adviser to a group to the following open- end investment
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  companies, and Chairman of the Board of Trustees and President of
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND         each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund,
COMPLEX                                              Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries
                                                     Cash Assets Trust, Prime Cash Fund, Narrangansett Insured Tax-Free
                                                     Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free Fund of
                                                     Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon,
                                                     Tax-Free Trust of Arizona, and Aquila Rocky Mountain Equity Fund.
                                                     Vice President, Director, Secretary, and formerly Treasurer of
                                                     Aquila Distributors, Inc., distributor of each of the above funds;
                                                     President and Chairman of the Board of Trustees of Capital Cash
                                                     Management Trust ("CCMT"), and an Officer and Trustee/Director of
                                                     its predecessors. President and Director of STCM Management
                                                     Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and Short-Term Asset Reserves;
                                                     Director of Oppenheimer Quest Value Fund, Inc.,

                                                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                          TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                         COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
-------------------------------------------------    ------------------------------------------------------------------------
                                                     Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest
                                                     International Fund, Inc., Oppenheimer Quest Opportunity Value Fund,
                                                     Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University. Formerly
                                                     Chairman of the Board of Trustees and President of Hawaiian
                                                     Tax-Free Trust.

THEODORE T. MASON                                    Managing Director of Eastwind Power partners, Ltd. Since 1994 and
Age: 69                                              of Louisiana Power Partners, LLC from 1999 to 2003. Treasurer of
TRUSTEE SINCE: 2000                                  the Alumni Association SUNY Maritime College since 2004 (President
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  2002-2003; First Vice President 2000-2001; Second Vice President
TRUSTEE/DIRECTOR OF 5 FUNDS OUTSIDE OF FUND          1998-1999) and Director of the same organization since 1997.
COMPLEX                                              Chairman of the board of Hawaiian Tax Free Trust and Pacific
                                                     Capital Cash Assets Trust (and Trustee since 1984), Pacific Capital
                                                     Tax-Free Cash assets Trust and Pacific Capital U.S. Government
                                                     Securities Cash Asset Trust (and Trustee since 1988) since 2004;
                                                     Trustee of Churchill Tax-Free Fund of Kentucky since 1992; Vice
                                                     Chairman of the Board and Trustee of Capital Cash Management Trust
                                                     (inactive) from 1981,Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management
                                                     Company, Inc., 1974-2004; Vice Chairman of the Board and Trustee of
                                                     Prime Cash Fund (inactive) from 1982; Trustee of Short Term Asset
                                                     Reserves 1984-1986; Trustee of Churchill Cash Reserves Trust
                                                     (inactive) from 1985; Trustee of Aquila Fund (inactive) since 2004.
                                                     Director of the Maritime Industry Museum at Fort Schuyler
                                                     2000-2004; Trustee of Maritime College at Fort Schuyler
                                                     Foundation, Inc. since 2000; Director of New York Council of the
                                                     Navy League since 2002; former National Officer of the Naval
                                                     Reserve Association (twice) and Commanding Officer of four Naval
                                                     Reserve Units, Captain, USNR (Ret.).

BRIAN S. SHLISSEL                                    Executive Vice President and Chief Administrative Officer, PA Fund
PRESIDENT, CHIEF EXECUTIVE OFFICER                   Management LLC; President and Chief Executive Officer, PIMCO
Age:40                                               Municipal Income Fund, PIMCO California Municipal Income Fund,
TRUSTEE SINCE: 2004                                  PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  II, PIMCO California Municipal Income Fund II, PIMCO New York
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX.         Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO
                                                     California Municipal Income Fund III, PIMCO New York Municipal
                                                     Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate
                                                     Opportunity Fund, Nicholas-Applegate Convertible & Income Fund,
                                                     PIMCO High Income Fund, Nicholas-Applegate Convertible & Income
                                                     Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate
                                                     Strategy Fund, Fixed Income SHares and Municipal Advantage Fund
                                                     Inc.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                  Chairman, Trustee
V. Lee Barnes                       Trustee
Paul Y. Clinton                     Trustee
Lacy B. Herrmann                    Trustee
Theodore T. Mason                   Trustee
Brian S. Shlissel                   Trustee, President & Chief Executive Officer
Malcolm Bishopp                     Executive Vice President
Michael Corelli                     Vice President and Portfolio Manager
Mark F. Degenhart                   Vice President and Portfolio Manager
Ben J. Fischer                      Vice President and Portfolio Manager
Colin Glinsman                      Vice President and Portfolio Manager
Louis P. Goldstein                  Vice President and Portfolio Manager
Matthew Greenwald                   Vice President and Portfolio Manager
William Gross                       Vice President and Portfolio Manager
Elisa A. Mazen                      Vice President and Portfolio Manager
Jaime Michaelson                    Vice President and Portfolio Manager
Robert K. Urquhart                  Vice President and Portfolio Manager
Lawrence G. Altadonna               Treasurer
Thomas J. Fuccillo                  Secretary
Youse Guia                          Chief Compliance Officer
Jennifer A. Patula                  Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

PIMCO ADVISORS VIT

OPCAP MID CAP PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2004

MANAGED BY


[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO

                               2004 ANNUAL REPORT

                                                               February 15, 2005


Dear Shareholder:

I am pleased to provide you with the annual report of the PIMCO Advisors VIT--OpCap Mid Cap Portfolio (the "Portfolio") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                            PERFORMANCE & STATISTICS

                                   (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:

                                    1 YEAR      3 YEAR*   5 YEAR*    INCEPTION*/**
   OpCap Mid Cap Portfolio           19.34%       13.29%    14.34%           13.12%
   Wilshire Mid Cap 750 Universe+    19.01%       11.44%     7.19%            9.04%

                                TOP TEN HOLDINGS
                             (as a % of net assets)

Alliant Techsystems Inc.                   4.3%

Canadian National Railroad Co.             3.3%

Oshkosh Truck Corp.                        3.2%

National-Oilwell Inc.                      3.0%

WPP Group plc ADR                          2.9%

Lamar Advertising Co.                      2.9%

Actuant Corp.                              2.8%

Laboratory Corp. of
  America Holdings                         2.7%

Arrow Electronics, Inc.                    2.7%

Wabush National Corp.                      2.6%

[CHART]

                               TOP FIVE INDUSTRIES
                             (as a % of net assets)

DRUGS & MEDICAL PRODUCTS        12.0%
ELECTRONICS                      7.5%
HEALTH & HOSPITALS               6.6%
TRUCKING/SHIPPING                5.8%
TRANSPORTATION                   5.8%

[CHART]

      CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND WILSHIRE
                           MID CAP 750 UNIVERSE INDEX+

             OPCAP MID CAP PORTFOLIO    WILSHIRE MIDCAP 750 UNIVERSE INDEX+
    2/9/98**       $   10,000                       $   10,000
   2/28/98         $   10,190                       $   10,407
   3/31/98         $   10,720                       $   10,884
   4/30/98         $   11,000                       $   10,969
   5/31/98         $   10,630                       $   10,479
   6/30/98         $   10,521                       $   10,562
   7/31/98         $   10,061                       $    9,889
   8/31/98         $    8,581                       $    8,036
   9/30/98         $    8,641                       $    8,552
  10/31/98         $    9,201                       $    9,110
  11/30/98         $    9,591                       $    9,521
  12/31/98         $    9,838                       $   10,164
   1/31/99         $    9,597                       $   10,053
   2/28/99         $    9,166                       $    9,474
   3/31/99         $    9,397                       $    9,665
   4/30/99         $    9,929                       $   10,549
   5/31/99         $   10,090                       $   10,736
   6/30/99         $   10,301                       $   11,254
   7/31/99         $   10,170                       $   11,053
   8/31/99         $    9,698                       $   10,708
   9/30/99         $    9,668                       $   10,511
  10/31/99         $   10,331                       $   10,942
  11/30/99         $   11,095                       $   11,495
  12/31/99         $   11,967                       $   12,870
 1/31/2000         $   11,401                       $   12,453
 2/29/2000         $   11,647                       $   14,111
 3/31/2000         $   13,001                       $   14,507
 4/30/2000         $   13,694                       $   13,680
 5/31/2000         $   13,533                       $   13,016
 6/30/2000         $   13,800                       $   13,855
 7/31/2000         $   14,184                       $   13,514
 8/31/2000         $   15,100                       $   14,733
 9/30/2000         $   14,535                       $   14,101
10/31/2000         $   15,101                       $   13,653
11/30/2000         $   13,992                       $   12,397
12/31/2000         $   15,065                       $   13,514
 1/31/2001         $   15,691                       $   13,883
 2/28/2001         $   14,911                       $   12,869
 3/31/2001         $   14,249                       $   12,003
 4/30/2001         $   15,374                       $   13,195
 5/31/2001         $   15,803                       $   13,580
 6/30/2001         $   15,456                       $   13,595
 7/31/2001         $   15,351                       $   13,168
 8/31/2001         $   14,979                       $   12,578
 9/30/2001         $   13,227                       $   10,931
10/31/2001         $   14,073                       $   11,565
11/30/2001         $   14,955                       $   12,454
12/31/2001         $   16,053                       $   13,130
 1/31/2002         $   15,684                       $   12,902
 2/28/2002         $   15,850                       $   12,663
 3/31/2002         $   16,744                       $   13,463
 4/30/2002         $   16,398                       $   13,288
 5/31/2002         $   16,255                       $   12,983
 6/30/2002         $   15,169                       $   12,010
 7/31/2002         $   14,084                       $   10,802
 8/31/2002         $   14,239                       $   10,906
 9/30/2002         $   13,321                       $   10,026
10/31/2002         $   14,335                       $   10,483
11/30/2002         $   15,444                       $   11,227
12/31/2002         $   14,907                       $   10,658
 1/31/2003         $   14,452                       $   10,402
 2/28/2003         $   14,156                       $   10,139
 3/31/2003         $   14,218                       $   10,176
 4/30/2003         $   15,159                       $   10,923
 5/31/2003         $   16,314                       $   11,713
 6/30/2003         $   16,502                       $   11,916
 7/31/2003         $   16,816                       $   12,451
 8/31/2003         $   17,656                       $   13,071
 9/30/2003         $   17,167                       $   12,852
10/31/2003         $   18,573                       $   13,873
11/30/2003         $   18,924                       $   14,342
12/31/2003         $   19,740                       $   14,620
 1/31/2004         $   20,389                       $   15,008
 2/28/2004         $   20,879                       $   15,341
 3/31/2004         $   20,722                       $   15,404
 4/30/2004         $   20,297                       $   14,889
 5/31/2004         $   20,653                       $   15,185
 6/30/2004         $   21,477                       $   15,650
 7/31/2004         $   20,583                       $   14,778
 8/31/2004         $   20,299                       $   14,710
 9/30/2004         $   21,166                       $   15,227
10/31/2004         $   21,407                       $   15,550
11/30/2004         $   22,698                       $   16,663
12/31/2004         $   23,558                       $   17,339

The performance graph and total return calculation does not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.

+ The Wilshire Mid Cap 750 Universe Index is an unmanaged index that is not available for direct investment. All interest is reinvested.
*    Represents Average Annual Return.
**   Inception Date: February 9, 1998

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                               PERFORMANCE SUMMARY

                                   (UNAUDITED)

[CHART]

                              PORTFOLIO COMPOSITION

Drugs & Medical Products            $  1,187,377
Electronics                         $    744,180
Healthcare & Hospitals              $    646,484
Trucking                            $    575,769
Transportation                      $    573,367
Oil & Gas                           $    566,917
Advertising                         $    566,528
Machinery/Engineering               $    521,119
Manufacturing                       $    500,711
Retail                              $    433,343
Aerospace                           $    424,970
Financial Services                  $    390,222
Business Services                   $    364,686
Telecommunications                  $    301,634
Banking                             $    276,252
Food Services                       $    232,584
Metals & Mining                     $    220,680
Commercial Services                 $    177,617
Utilities                           $    170,683
Containers                          $    155,044
Insurance                           $    139,950
Apparel                             $    129,950
Semi-conductors                     $    117,104
Medical Research                    $     92,756
Building & Construction             $     79,352
Internet Software & Services        $     74,490

- For the year ended December 31, 2004, the Portfolio returned 19.34%, versus 19.01% for its benchmark, the Wilshire Mid Cap 750 Universe. Since its inception on February 9, 1998, the Portfolio's average annual return of 13.12% outperformed the benchmark return of 9.04%.

- A vigorous year-end rally lifted equity markets to their second consecutive year of gains amid expectations of a continued climb in 2005. A resurgent economy, moderating oil prices and the resolution of election-related uncertainty enabled the broad market to overcome the sluggish performance it had delivered during the first three quarters of 2004.

- A re-acceleration of economic growth marked the final months of 2004. It was reported that real gross domestic product had expanded in the third quarter at a 3.9% annual rate, an increase from the prior period's 3.3% pace--which had been perceived as a so-called soft patch. In each quarter, the economy has grown at a rate above its long-term average of approximately 3%. In this environment, corporate earnings far exceeded expectations, with projections a year ago calling for 12.8% profit growth among S&P 500 companies, only to see that figure climb to 19.2% at year-end.

- Value stocks again led the large-cap category, capping its fifth consecutive year of outperformance over growth stocks. Mid-cap stocks fared particularly well. The Russell Mid Cap Index climbed 13.7% in the 4th quarter for a final tally of 20.2%. Indeed, the Russell Mid Cap Value Index was the top performer for the year among major equity indices, posting a 23.7% gain.

- Industrial equipment maker Actuant Corp. rose on continued execution of its strategy to acquire niche players in high-margin markets. Canadian National Railway, another top contributor to performance, continues to execute well, keeping fuel costs low while enacting price increases that have expanded margins.

- Conversely, Unisys Corp. was the largest detractor from performance during the year as it was continually unsuccessful in correcting its marketing weaknesses. Navistar International Corp. also fell due to its inability to meet increased demand.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                               PORTFOLIO EXPENSES

                                   (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, the beginning of the period and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                             EXPENSES PAID
                    BEGINNING            ENDING            DURING THE PERIOD
                  ACCOUNT VALUE       ACCOUNT VALUE         JULY 1, 2004 TO
                  JULY 1, 2004     DECEMBER 31, 2004(1)    DECEMBER 31, 2004*
                  -------------    --------------------    ------------------
Actual             $   1,000           $   1,096.90             $   5.48
Hypothetical       $   1,000           $   1,019.85             $   5.29

* Expenses are equal to the Portfolio's annualized expense ratio of 1.04%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

   SHARES                                                              VALUE
------------                                                       ------------
               COMMON STOCK -- 98.0%
               ADVERTISING -- 5.7%
       6,600   Lamar Advertising Co.*                              $    282,348
       5,200   WPP Group plc ADR                                        284,180
                                                                   ------------
                                                                        566,528
                                                                   ------------

               AEROSPACE -- 4.3%
       6,500   Alliant Techsystems, Inc.*                               424,970
                                                                   ------------

               APPAREL -- 1.3%
       2,180   Columbia Sportswear Co.*                                 129,950
                                                                   ------------

               BANKING -- 2.8%
       1,300   M & T Bank Corp.                                         140,192
       2,000   Zions Bancorp.                                           136,060
                                                                   ------------
                                                                        276,252
                                                                   ------------

               BUILDING & CONSTRUCTION -- 0.8%
       2,600   Dycom Industries, Inc.*                                   79,352
                                                                   ------------

               BUSINESS SERVICES -- 3.7%
       4,200   Dun & Bradstreet Corp.*                                  250,530
       5,400   MoneyGram International, Inc.                            114,156
                                                                   ------------
                                                                        364,686
                                                                   ------------

               COMMERCIAL SERVICES -- 1.8%
       6,700   ARAMARK Corp.                                            177,617
                                                                   ------------

               CONTAINERS -- 1.6%
       8,300   Smurfit-Stone Container Corp.*                           155,044
                                                                   ------------

               DRUGS & MEDICAL PRODUCTS -- 12.0%
       5,300   Barr Pharmaceuticals Inc.*                               241,362
       1,500   Beckman Coulter, Inc.                                    100,485
       3,000   Invitrogen Corp.*                                        201,390
       4,400   Millipore Corp.*                                         219,164
       3,200   Par Pharmaceutical Cos. Inc.*                            132,416
       5,200   Shire Pharmaceuticals Group
                 plc ADR                                                166,140
       2,800   United Therapeutics Corp.*                               126,420
                                                                   ------------
                                                                      1,187,377
                                                                   ------------

               ELECTRONICS -- 7.5%
       5,700   Amphenol Corp.*                                          209,418
      10,900   Arrow Electronics, Inc.*                                 264,870
       5,100   Jabil Circuit, Inc.*                                     130,458
       3,400   Varian, Inc.*                                            139,434
                                                                   ------------
                                                                        744,180
                                                                   ------------

               FINANCIAL SERVICES -- 4.0%
      11,450   Ameritrade Holding Corp.*                           $    162,819
       3,300   MGIC Investment Corp.                                    227,403
                                                                   ------------
                                                                        390,222
                                                                   ------------

               FOOD SERVICES -- 2.4%
       5,300   Ruby Tuesday, Inc.                                       138,224
       2,000   Yum! Brands, Inc.                                         94,360
                                                                   ------------
                                                                        232,584
                                                                   ------------

               HEALTHCARE & HOSPITALS -- 6.6%
       7,300   Community Health Systems, Inc.*                          203,524
       4,400   DaVita, Inc.*                                            173,932
       5,400   Laboratory Corp. of
                 America Holdings*                                      269,028
                                                                   ------------
                                                                        646,484
                                                                   ------------

               INSURANCE -- 1.4%
       4,500   Platinum Underwriters Holdings, Ltd.                     139,950
                                                                   ------------

               INTERNET SOFTWARE & SERVICES -- 0.8%
       7,800   Digitas Inc.*                                             74,490
                                                                   ------------

               MACHINERY/ENGINEERING -- 5.3%
       6,200   AMETEK, Inc.                                             221,154
       8,500   National-Oilwell, Inc.*                                  299,965
                                                                   ------------
                                                                        521,119
                                                                   ------------

               MANUFACTURING -- 5.1%
       5,300   Actuant Corp.*                                           276,395
       3,100   Eaton Corp.                                              224,316
                                                                   ------------
                                                                        500,711
                                                                   ------------

               MEDICAL RESEARCH -- 0.9%
       2,016   Charles River Laboratories
                 International, Inc.*                                    92,756
                                                                   ------------

               METALS & MINING -- 2.2%
       6,000   Inco Ltd.*                                               220,680
                                                                   ------------

               OIL & GAS -- 5.8%
       3,350   Anadarko Petroleum Corp.                                 217,113
       7,400   Delta Petroleum Corp.*                                   116,032

   SHARES                                                              VALUE
------------                                                       ------------
               OIL & GAS (CONTINUED)
       2,800   FMC Technologies, Inc.*                             $     90,160
       2,800   Nabors Industries, Ltd.*                                 143,612
                                                                   ------------
                                                                        566,917
                                                                   ------------

               RETAIL -- 4.4%
      10,300   Dollar General Corp.                                     213,931
       7,600   Ross Stores, Inc.                                        219,412
                                                                   ------------
                                                                        433,343
                                                                   ------------

               SEMI-CONDUCTORS -- 1.2%
      10,400   Mattson Technology, Inc.*                                117,104
                                                                   ------------

               TELECOMMUNICATIONS -- 3.1%
       4,500   CommScope, Inc.*                                          85,050
       4,200   Iowa Telecommunications
                 Services Inc.                                           90,594
       4,300   Western Wireless Corp.*                                  125,990
                                                                   ------------
                                                                        301,634
                                                                   ------------

               TRANSPORTATION -- 5.8%
       5,300   Canadian National Railway Co.                            324,625
      11,700   Pacer International, Inc.*                               248,742
                                                                   ------------
                                                                        573,367
                                                                   ------------

               TRUCKING -- 5.8%
       4,600   Oshkosh Truck Corp.                                 $    314,548
       9,700   Wabash National Corp.*                                   261,221
                                                                   ------------
                                                                        575,769
                                                                   ------------

               UTILITIES -- 1.7%
       4,100   Cinergy Corp.                                            170,683
                                                                   ------------
                 Total Common Stock
                  (cost-$7,577,567)                                   9,663,769
                                                                   ------------

                 Total Investments
                  (cost-$7,577,567)              98.0%                9,663,769
                 Other assets less
                  liabilities                     2.0                   197,723
                                                -----              ------------
                 Net Assets                     100.0%             $  9,861,492
                                                =====              ============

----------
ADR  - American Depositary Receipt
* Non-income producing security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$7,577,567)                           $   9,663,769
Cash                                                                    243,138
Dividends receivable                                                      2,297
Prepaid expenses                                                            495
                                                                  -------------
   Total Assets                                                       9,909,699
                                                                  -------------

LIABILITIES:
Payable for shares of beneficial interest redeemed                       15,422
Investment advisory fee payable                                           8,592
Accrued expenses                                                         24,193
                                                                  -------------
   Total Liabilities                                                     48,207
                                                                  -------------
     Net Assets                                                   $   9,861,492
                                                                  =============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value
   (unlimited number authorized)                                  $       6,901
Paid-in-capital in excess of par                                      7,382,205
Dividends in excess of net investment income                             (5,329)
Accumulated net realized gain on investments                            391,500
Net unrealized appreciation of investments and other
   assets and liabilities denominated in foreign currency             2,086,215
     Net Assets                                                   $   9,861,492
                                                                  =============
Shares Outstanding                                                      690,064
                                                                  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $       14.29
                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $1,070)         $      58,089
                                                                  -------------

EXPENSES:
   Investment advisory fees                                              86,582
   Custodian fees                                                        19,981
   Audit and tax services fees                                           13,080
   Reports to shareholders                                               11,067
   Transfer agent fees                                                    3,892
   Trustees' fees and expenses                                            3,662
   Miscellaneous                                                          2,744
                                                                  -------------
     Total expenses                                                     141,008
     Less:  investment advisory fees waived                             (30,043)
            custody credits earned on cash balances                      (2,537)
                                                                  -------------
     Net expenses                                                       108,428
                                                                  -------------
        Net investment income                                           (50,339)
                                                                  -------------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                   1,823,817
   Net change in unrealized appreciation/depreciation of
     investments and other assets and liabilities denominated
     in foreign currency                                                 28,289
                                                                  -------------
     Net realized and unrealized gain on investments                  1,852,106
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS   $   1,801,767
                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED DECEMBER 31,
                                                                             --------------------------------
                                                                                  2004              2003
                                                                             --------------    --------------
INVESTMENT OPERATIONS:
Net investment income                                                        $      (50,339)   $        3,277
Net realized gain on investments                                                  1,823,817         1,455,277
Net change in unrealized appreciation/depreciation of investments and
   other assets and liabilities denominated in foreign currency                      28,289         1,496,280
                                                                             --------------    --------------
   Net increase in net assets resulting from investment operations                1,801,767         2,954,834
                                                                             --------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                               (10,350)               --
Net realized gains on investments                                                (1,671,056)       (1,275,969)
                                                                             --------------    --------------
   Total dividends and distributions to shareholders                             (1,681,406)       (1,275,969)
                                                                             --------------    --------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                247,961           125,317
Reinvestment of dividends and distributions                                       1,681,406         1,275,969
Cost of shares redeemed                                                          (3,823,077)       (1,872,107)
                                                                             --------------    --------------
   Net decrease in net assets from share transactions                            (1,893,710)         (470,821)
                                                                             --------------    --------------
     Total increase (decrease) in net assets                                     (1,773,349)        1,208,044

NET ASSETS:
Beginning of year                                                                11,634,841        10,426,797
                                                                             --------------    --------------
End of year (including dividends in excess of net investment income and
   undistributed net investment income of $(5,329) and $461, respectively)   $    9,861,492    $   11,634,841
                                                                             ==============    ==============

SHARES ISSUED AND REDEEMED:
Issued                                                                               16,801            10,011
Issued in reinvestment of dividends and distributions                               117,132            93,091
Redeemed                                                                           (259,276)         (147,272)
                                                                             --------------    --------------
   Net decrease                                                                    (125,343)          (44,170)
                                                                             ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                    2004            2003            2002              2001            2000
                                                 -----------     -----------     -----------       -----------     -----------
Net asset value, beginning of year               $     14.27     $     12.13     $     13.46       $     13.02     $     11.63
                                                 -----------     -----------     -----------       -----------     -----------

INVESTMENT OPERATIONS:
Net investment income (loss)                           (0.07)           0.00*           0.00*             0.00*           0.06
Net realized and unrealized gain (loss)
   on investments                                       2.78            3.84           (0.96)             0.85            2.83
                                                 -----------     -----------     -----------       -----------     -----------
   Total from investment operations                     2.71            3.84           (0.96)             0.85            2.89
                                                 -----------     -----------     -----------       -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income                                  (0.02)             --              --             (0.02)          (0.04)
Net realized gains                                     (2.67)          (1.70)          (0.37)            (0.36)          (1.46)
Return of capital                                         --              --              --             (0.03)             --
                                                 -----------     -----------     -----------       -----------     -----------
   Total dividends and distributions
     to shareholders                                   (2.69)          (1.70)          (0.37)            (0.41)          (1.50)
                                                 -----------     -----------     -----------       -----------     -----------
Net asset value, end of year                     $     14.29     $     14.27     $     12.13       $     13.46     $     13.02
                                                 ===========     ===========     ===========       ===========     ===========
TOTAL RETURN (1)                                       19.34%          32.42%          (7.07)%            6.63%          25.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                  $     9,861     $    11,635     $    10,427       $    16,479     $    16,741
Ratio of expenses to average net assets (2)(3)          1.03%           1.02%           1.00%             1.00%           1.00%
Ratio of net investment income (loss) to
   average net assets (3)                              (0.47)%          0.03%           0.00%**           0.06%           0.65%
Portfolio Turnover                                        60%             81%             93%               85%            100%

----------
*    Less than $0.005 per share
**   Less than 0.005%
(1)  Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been 1.30% and (0.74)%, respectively, for the year ended December 31, 2004, 1.26% and (0.22)%, respectively, for the year ended December 31, 2003, 1.17% and (0.17)%, respectively, for the year ended December 31, 2002, 1.15% and (0.08)%, respectively, for the year ended December 31, 2001, 1.36% and 0.29%, respectively, for year ended December 31, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio (the "Portfolio"), PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Dividend Value Portfolio, NFJ Small Cap Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

   (B) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (C) FEDERAL INCOME TAXES

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Portfolio intends not to be subject to U.S. federal excise tax.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended December 31, 2004, the permanent differences are primarily attributable to net operating losses. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

   (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (F) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2004, the Portfolio's payable in connection with the Plan was $5,329, of which $1,226 was accrued during the year ended December 31, 2004.

   (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER

The Portfolio has an Investment Management Agreement (the "Agreement") with the Investment Adviser. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, aggregated $6,414,056 and $9,935,342, respectively.

(4) INCOME TAXES

The tax character of dividends and distributions paid during the years ended December 31 were:

                                                         2004           2003
                                                      ----------     ----------
Ordinary income                                       $  701,020     $  603,586
Long-term capital gains                                  980,386        672,383

At December 31, 2004, tax basis distributable earnings were comprised from:

Ordinary income                                                      $   14,169
Long-term capital gains                                              $  395,151

The cost basis of portfolio securities for federal income tax purposes is $7,595,386. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $2,089,667; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $21,284; net unrealized appreciation for federal income tax purposes is $2,068,383.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5) REGULATORY AND LITIGATION MATTERS

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, AGI, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

(6) OFFICER APPOINTMENTS

On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004 Thomas J. Fuccillo was named as the Trust's Secretary.

OTHER INFORMATION (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to Portfolio securities ("portfolio proxies") held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and (ii) on the SEC's website at www.sec.gov.

FEDERAL TAX INFORMATION

The Portfolio paid long-term capital gain dividends of $1.60387 per share during the year ended December 31, 2004.

10% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders.

                                PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Mid Cap Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of OpCap Mid Cap Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 18, 2005

                               PIMCO ADVISORS VIT
                                BOARD OF TRUSTEES
                                   (UNAUDITED)

                                                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                            TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                           COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
----------------------------------------------------   ------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY                                     Principal of Courtney Associates, Inc., a venture capital firm; former
CHAIRMAN OF THE BOARD OF TRUSTEES                      General Partner of Trivest Venture Fund, a private venture capital fund;
Age: 71                                                Trustee of the following open-end investment companies: Tax-Free Trust
TRUSTEE SINCE: 1994                                    of Arizona and 4 funds for the Hawaiian Trust; Chairman of the Board of
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    Trustees for 10 Funds of OppenheimerFunds, Inc.
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND COMPLEX

V. LEE BARNES                                          Principal, Glenville Associates, management consultants to the insurance
Age: 68                                                industry; Director, Davis International Banking Consultants (London);
TRUSTEE SINCE: 2000                                    Director, NetLearning Services Corporation. Formerly, Principal,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    McKinsey & Co., Inc.; Executive Vice President, The Continental
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX   Corporation; Partner, Ernst & Young (Management Consulting); Vice
                                                       President, Citicorp Global Insurance Division.

PAUL Y. CLINTON                                        Principal of Clinton Management Associates, a financial and venture
Age: 74                                                capital consulting firm; Trustee of the following open-end investment
TRUSTEE SINCE: 1994                                    companies: Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    Quest International Fund, Inc., Oppenheimer Quest Capital Value Fund,
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND COMPLEX   Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest
                                                       Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester
                                                       Portfolio Series Limited Term New York Municipals and Bond Fund Series,
                                                       Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

LACY B. HERRMANN                                       Chairman and Chief Executive Officer of Aquila Management Corporation,
Age: 75                                                the sponsoring organization and manager, administrator and/or
TRUSTEE SINCE: 1994                                    sub-adviser to a group to the following open- end investment companies,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    and Chairman of the Board of Trustees and President of each: Churchill
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND COMPLEX   Cash Reserves Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash
                                                       Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Prime
                                                       Cash Fund, Narrangansett Insured Tax-Free Income Fund, Tax-Free Fund for
                                                       Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for Colorado,
                                                       Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, and Aquila Rocky
                                                       Mountain Equity Fund. Vice President, Director, Secretary, and formerly
                                                       Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash
                                                       Management Trust ("CCMT"), and an Officer and Trustee/Director of its
                                                       predecessors. President and Director of STCM Management Company, Inc.,
                                                       sponsor and adviser to CCMT. Chairman, President and a Director of InCap
                                                       Management Corporation, formerly, sub- adviser and administrator of
                                                       Prime Cash Fund and Short-Term Asset Reserves; Director of Oppenheimer
                                                       Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc.,
                                                       Oppenheimer Quest International Fund, Inc., Oppenheimer Quest
                                                       Opportunity Value Fund, Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University.
                                                       Formerly Chairman of the Board of Trustees and President of Hawaiian
                                                       Tax-Free Trust.

                                                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                            TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                           COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
----------------------------------------------------   ------------------------------------------------------------------------
THEODORE T. MASON                                      Managing Director of Eastwind Power partners, Ltd. Since 1994 and of
Age: 69                                                Louisiana Power Partners, LLC from 1999 to 2003. Treasurer of the Alumni
TRUSTEE SINCE: 2000                                    Association SUNY Maritime College since 2004 (President 2002-2003; First
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    Vice President 2000-2001; Second Vice President 1998-1999) and Director
TRUSTEE/DIRECTOR OF 5 FUNDS OUTSIDE OF FUND COMPLEX    of the same organization since 1997. Chairman of the board of Hawaiian
                                                       Tax Free Trust and Pacific Capital Cash Assets Trust (and Trustee since
                                                       1984), Pacific Capital Tax-Free Cash assets Trust and Pacific Capital
                                                       U.S. Government Securities Cash Asset Trust (and Trustee since 1988)
                                                       since 2004; Trustee of Churchill Tax-Free Fund of Kentucky since 1992;
                                                       Vice Chairman of the Board and Trustee of Capital Cash Management Trust
                                                       (inactive) from 1981, Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management
                                                       Company, Inc., 1974-2004; Vice Chairman of the Board and Trustee of
                                                       Prime Cash Fund (inactive) from 1982; Trustee of Short Term Asset
                                                       Reserves 1984-1986; Trustee of Churchill Cash Reserves Trust (inactive)
                                                       from 1985; Trustee of Aquila Fund (inactive) since 2004. Director of the
                                                       Maritime Industry Museum at Fort Schuyler 2000-2004; Trustee of Maritime
                                                       College at Fort Schuyler Foundation, Inc. since 2000; Director of New
                                                       York Council of the Navy League since 2002; former National Officer of the Naval Reserve Association (twice) and Commanding Officer of four
                                                       Naval Reserve Units, Captain, USNR (Ret.).

BRIAN S. SHLISSEL                                      Executive Vice President, PA Fund Management LLC; President and Chief
PRESIDENT, CHIEF EXECUTIVE OFFICER                     Executive Officer, PIMCO Municipal Income Fund, PIMCO California
Age:40                                                 Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
TRUSTEE SINCE: 2004                                    Municipal Income Fund II, PIMCO California Municipal Income Fund II,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    PIMCO New York Municipal Income Fund II, PIMCO Municipal Income
TRUSTEEOF NO FUNDS OUTSIDE OF FUND COMPLEX.            Fund III, PIMCO California Municipal Income Fund III, PIMCO New York
                                                       Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate
                                                       Opportunity Fund, Nicholas-Applegate Convertible & Income Fund, PIMCO
                                                       High Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO
                                                       Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, Fixed
                                                       Income SHares and Municipal Advantage Fund Inc.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                  Chairman of the Board of Trustees
V. Lee Barnes                       Trustee
Paul Y. Clinton                     Trustee
Lacy B. Herrmann                    Trustee
Theodore T. Mason                   Trustee
Brian S. Shlissel                   Trustee, President & Chief Executive Officer
Malcolm Bishopp                     Executive Vice President
Michael Corelli                     Vice President and Portfolio Manager
Mark F. Degenhart                   Vice President and Portfolio Manager
Ben J. Fischer                      Vice President and Portfolio Manager
Colin Glinsman                      Vice President and Portfolio Manager
Louis P. Goldstein                  Vice President and Portfolio Manager
Matthew Greenwald                   Vice President and Portfolio Manager
William Gross                       Vice President and Portfolio Manager
Elisa A. Mazen                      Vice President and Portfolio Manager
Jaime Michaelson                    Vice President and Portfolio Manager
Robert K. Urquhart                  Vice President and Portfolio Manager
Lawrence G. Altadonna               Treasurer
Thomas J. Fuccillo                  Secretary
Youse Guia                          Chief Compliance Officer
Jennifer A. Patula                  Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

PIMCO ADVISORS VIT

OPCAP EQUITY PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2004

MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO

                               2004 ANNUAL REPORT

                                                               February 15, 2005

Dear Shareholder:

I am pleased to provide you with the annual report of the PIMCO Advisors VIT--OpCap Equity Portfolio (the "Portfolio") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                            PERFORMANCE & STATISTICS

                                   (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:

                                       1 YEAR    3 YEAR(1)    5 YEAR(1)   10 YEAR(1)(2)    INCEPTION(1)(2)(3)
     OpCap Equity Portfolio            11.93%      4.18%       2.94%         11.13%              11.62%

     S&P 500 Index+                    10.88%      3.61%      (2.30)%        12.10%              12.08%

                                TOP TEN HOLDINGS
                             (as a % of net assets)

Tyco International Ltd.         4.6%
Nokia Corp.                     4.1%
Citigroup, Inc.                 4.0%
Sears Roebuck & Co.             3.8%
ConocoPhillips                  3.7%
Intel Corp.                     3.7%
ChevronTexaco Corp.             3.4%
Bank America Corp.              3.1%
Inco Ltd.                       2.9%
Kohls Corp.                     2.8%

[CHART]

                               TOP FIVE INDUSTRIES
                             (as a % of net assets)

Financial Services                     13.2%
Diversified Manufacturing              12.4%
Retail                                 11.9%
Oil & Gas                               9.1%
Multimedia                              7.3%

[CHART]

CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE S&P 500 INDEX+

                           OPCAP EQUITY PORTFOLIO    S&P 500 Index+
Dec-1994                                $  10,000        $  10,000
Jan-1995                                $  10,309        $  10,259
Feb-1995                                $  10,781        $  10,659
Mar-1995                                $  11,141        $  10,974
Apr-1995                                $  11,413        $  11,296
May-1995                                $  11,929        $  11,748
Jun-1995                                $  12,345        $  12,021
Jul-1995                                $  12,817        $  12,420
Aug-1995                                $  12,960        $  12,451
Sep-1995                                $  13,332        $  12,976
Oct-1995                                $  12,994        $  12,929
Nov-1995                                $  13,642        $  13,497
Dec-1995                                $  13,886        $  13,758
Jan-1996                                $  14,402        $  14,225
Feb-1996                                $  14,681        $  14,358
Mar-1996                                $  14,954        $  14,495
Apr-1996                                $  14,970        $  14,708
May-1996                                $  15,454        $  15,088
Jun-1996                                $  15,374        $  15,145
Jul-1996                                $  14,826        $  14,476
Aug-1996                                $  15,453        $  14,781
Sep-1996                                $  16,126        $  15,613
Oct-1996                                $  16,513        $  16,044
Nov-1996                                $  17,345        $  17,257
Dec-1996                                $  17,128        $  16,916
Jan-1997                                $  17,748        $  17,973
Feb-1997                                $  17,757        $  18,113
Mar-1997                                $  17,199        $  17,369
Apr-1997                                $  17,574        $  18,406
May-1997                                $  18,423        $  19,526
Jun-1997                                $  19,468        $  20,401
Jul-1997                                $  20,542        $  22,025
Aug-1997                                $  19,967        $  20,792
Sep-1997                                $  20,668        $  21,931
Oct-1997                                $  20,348        $  21,199
Nov-1997                                $  20,966        $  22,180
Dec-1997                                $  21,692        $  22,562
Jan-1998                                $  21,614        $  22,812
Feb-1998                                $  23,086        $  24,457
Mar-1998                                $  24,351        $  25,709
Apr-1998                                $  24,519        $  25,969
May-1998                                $  24,180        $  25,522
Jun-1998                                $  24,475        $  26,558
Jul-1998                                $  23,780        $  26,277
Aug-1998                                $  20,739        $  22,477
Sep-1998                                $  21,454        $  23,918
Oct-1998                                $  23,248        $  25,862
Nov-1998                                $  24,106        $  27,430
Dec-1998                                $  24,262        $  29,010
Jan-1999                                $  23,867        $  30,222
Feb-1999                                $  23,573        $  29,282
Mar-1999                                $  24,203        $  30,454
Apr-1999                                $  26,395        $  31,632
May-1999                                $  26,005        $  30,886
Jun-1999                                $  26,574        $  32,600
Jul-1999                                $  25,211        $  31,583
Aug-1999                                $  24,548        $  31,425
Sep-1999                                $  23,966        $  30,564
Oct-1999                                $  25,337        $  32,498
Nov-1999                                $  25,112        $  33,158
Dec-1999                                $  24,881        $  35,111
Jan-2000                                $  24,087        $  33,349
Feb-2000                                $  21,878        $  32,718
Mar-2000                                $  23,917        $  35,918
Apr-2000                                $  24,099        $  34,837
May-2000                                $  24,227        $  34,123
Jun-2000                                $  23,439        $  34,966
Jul-2000                                $  23,053        $  34,420
Aug-2000                                $  24,325        $  36,558
Sep-2000                                $  24,393        $  34,627
Oct-2000                                $  26,001        $  34,482
Nov-2000                                $  25,605        $  31,765
Dec-2000                                $  27,349        $  31,920
Jan-2001                                $  27,828        $  33,054
Feb-2001                                $  27,282        $  30,039
Mar-2001                                $  26,906        $  28,135
Apr-2001                                $  27,880        $  30,321
May-2001                                $  28,563        $  30,524
Jun-2001                                $  27,663        $  29,782
Jul-2001                                $  27,572        $  29,490
Aug-2001                                $  26,290        $  27,644
Sep-2001                                $  24,799        $  25,413
Oct-2001                                $  24,147        $  25,899
Nov-2001                                $  25,490        $  27,885
Dec-2001                                $  25,428        $  28,128
Jan-2002                                $  24,714        $  27,723
Feb-2002                                $  24,388        $  27,171
Mar-2002                                $  25,339        $  28,201
Apr-2002                                $  24,449        $  26,500
May-2002                                $  24,474        $  26,294
Jun-2002                                $  22,822        $  24,408
Jul-2002                                $  20,631        $  22,514
Aug-2002                                $  20,740        $  22,372
Sep-2002                                $  18,067        $  19,954
Oct-2002                                $  19,790        $  21,718
Nov-2002                                $  21,140        $  22,997
Dec-2002                                $  19,986        $  21,647
Jan-2003                                $  19,698        $  21,080
Feb-2003                                $  18,959        $  20,764
Mar-2003                                $  19,022        $  20,965
Apr-2003                                $  20,724        $  22,693
May-2003                                $  22,103        $  23,889
Jun-2003                                $  22,324        $  24,194
Jul-2003                                $  22,538        $  24,620
Aug-2003                                $  23,004        $  25,100
Sep-2003                                $  22,846        $  24,834
Oct-2003                                $  24,349        $  26,240
Nov-2003                                $  24,634        $  26,471
Dec-2003                                $  25,696        $  27,858
Jan-2004                                $  26,441        $  28,370
Feb-2004                                $  26,853        $  28,765
Mar-2004                                $  26,077        $  28,330
Apr-2004                                $  24,990        $  27,886
May-2004                                $  25,510        $  28,268
Jun-2004                                $  26,229        $  28,816
Jul-2004                                $  25,334        $  27,862
Aug-2004                                $  25,438        $  27,974
Sep-2004                                $  26,151        $  28,276
Oct-2004                                $  26,519        $  28,708
Nov-2004                                $  27,965        $  29,871
Dec-2004                                $  28,764        $  30,887

The performance graph and total return calculation does not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.

 + The S&P 500 is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.
(1)  Represents Average Annual Return
(2) Based on the results of the PIMCO Advisors VIT and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present PIMCO Advisors VIT (the "Present Trust")--at which time the Present Trust commenced operations. Total net assets of the OpCap Equity Portolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the OpCap Equity Portfolio of the Present Trust reflect the performance of the OpCap Equity Portfolio of the Old Trust.
(3)  Inception Date: August 1, 1988.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                              PERFORMANCE SUMMARY

                                   (UNAUDITED)

[CHART]

                              PORTFOLIO COMPOSITION

Short-Term Investments                 $    329,977
Computers                              $    374,604
Leisure                                $    413,744
Consumer Products                      $    426,217
Automotive                             $    583,200
Networking                             $    598,300
Commercial Services                    $    876,259
Advertising                            $  1,035,327
Banking                                $  1,205,294
Insurance                              $  1,386,765
Building & Construction                $  1,396,306
Telecommunications                     $  1,628,113
Semi-conductors                        $  1,631,803
Health & Hospitals                     $  1,869,882
Drugs & Medical Products               $  2,010,513
Metals & Mining                        $  2,489,109
Multi-Media                            $  2,885,923
Oil & Gas                              $  3,578,635
Retail                                 $  4,673,282
Diversified Manufacturing              $  4,883,152
Financial Services                     $  5,206,842

- For the year ended December 31, 2004, the Portfolio returned 11.93%, versus 10.88% for its benchmark, the S&P 500 Index. Since its inception on August 1, 1988, the Portfolio's average annual return of 11.62%, underperformed the benchmark return of 12.08%.
- 2004 was a year of transition for the economy--from disinflation to price stability, from recovery to expansion. Stocks returned to near historical norms, with the S&P 500 Index returning 10.88%. This double-digit growth was achieved despite significant moves, both up and down, amid investors' concerns about Iraq, oil prices, interest rates and the Presidential election.
- Strong stock selection in the healthcare sector was the largest sector contributor to performance for the year. Particularly, managed care holdings in Aetna and Wellpoint. Both stocks came under extreme pressure during the fourth quarter because of the unfolding scandals in the insurance industry. As a result, we maintained or, in the case of Aetna, increased our position in these holdings and benefited as they rebounded strongly during November and December.
- The top stock contributor for the year was Nucor Corp. Nucor is the largest steel producer in the U.S. with non-residential construction as its primary customer. Other top contributors during the year included Tyco International Ltd. (diversified industrials), AT&T Wireless (telecommunications), ConocoPhillips (oil & gas), and Textron Inc. (aerospace & defense).
- The largest detractor during the year was Intel Corp., a major producer of personal computer semiconductor components. Other detractors during the year include Pfizer Inc. (pharmaceuticals), Office Depot Inc. (retail), and Bank of New York Co., Inc. (banking).
- Pfizer Inc. felt downward pressure after a study raised questions about whether popular arthritis painkiller Celebrex, one of its major products, increased the risk of cardiovascular problems. The Food & Drug Administration has not banned Celebrex and Pfizer is keeping it on the market, but demand prospects have clearly been hurt. While our original expectations will not be met, we view Pfizer as a high-quality company.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                               PORTFOLIO EXPENSES

                                   (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, the beginning of the period, and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                               BEGINNING            ENDING          DURING THE PERIOD
                             ACCOUNT VALUE      ACCOUNT VALUE        JULY 1, 2004 TO
                             JULY 1, 2004    DECEMBER 31, 2004(1)   DECEMBER 31, 2004*
                             -------------   --------------------   ------------------
Actual                            $  1,000            $  1,096.66              $  5.32
Hypothetical                      $  1,000            $  1,020.00              $  5.14

* Expenses are equal to the Portfolio's annualized expense ratio of 1.01%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

   SHARES                                                             VALUE
------------                                                     ---------------
               COMMON STOCK -- 99.4%
               ADVERTISING -- 2.6%
       7,450   Omnicom Group, Inc.                               $       628,184
       7,450   WPP Group plc ADR                                         407,143
                                                                 ---------------
                                                                       1,035,327
                                                                 ---------------

               AUTOMOTIVE -- 1.5%
       9,600   Harley-Davidson, Inc.                                     583,200
                                                                 ---------------

               BANKING -- 3.1%
      25,650   Bank of America Corp.                                   1,205,294
                                                                 ---------------

               BUILDING & CONSTRUCTION -- 3.5%
       8,500   Centex Corp.                                              506,430
      15,700   Lennar Corp.                                              889,876
                                                                 ---------------
                                                                       1,396,306
                                                                 ---------------

               COMMERCIAL SERVICES -- 2.2%
       8,950   ChoicePoint Inc.*                                         411,611
       5,350   Moody's Corp.                                             464,648
                                                                 ---------------
                                                                         876,259
                                                                 ---------------

               COMPUTERS -- 1.0%
       3,800   International Business Machines Corp.                     374,604
                                                                 ---------------

               CONSUMER PRODUCTS -- 1.1%
       9,550   Sherwin-Williams Co.                                      426,217
                                                                 ---------------

               DIVERSIFIED MANUFACTURING -- 12.4%
      11,400   Eaton Corp.                                               824,904
      23,300   General Electric Co.                                      850,450
       6,500   Parker Hannifin Corp.                                     492,310
      12,000   Textron, Inc.                                             885,600
      51,200   Tyco International Ltd.                                 1,829,888
                                                                 ---------------
                                                                       4,883,152
                                                                 ---------------

               DRUGS & MEDICAL PRODUCTS -- 5.1%
      19,800   Boston Scientific Corp.*                                  703,890
      12,250   Pfizer, Inc.                                              329,403
      24,400   Sanofi Aventis ADR                                        977,220
                                                                 ---------------
                                                                       2,010,513
                                                                 ---------------

               FINANCIAL SERVICES -- 13.2%
      17,800   American Express Co.                                    1,003,386
      33,100   Citigroup, Inc.                                         1,594,758
      14,750   J.P. Morgan Chase & Co.                                   575,398
      11,400   Merrill Lynch & Co., Inc.                                 681,378
       9,350   Morgan Stanley                                            519,112
      13,400   Wells Fargo & Co.                                 $       832,810
                                                                 ---------------
                                                                       5,206,842
                                                                 ---------------

               HEALTH & HOSPITALS -- 4.8%
       5,600   Aetna, Inc.                                               698,600
      10,550   Amgen, Inc.*                                              676,782
       4,300   WellPoint, Inc.*                                          494,500
                                                                 ---------------
                                                                       1,869,882
                                                                 ---------------

               INSURANCE -- 3.5%
       7,250   Ambac Financial Group, Inc.                               595,442
      12,050   American International
               Group, Inc.                                               791,323
                                                                 ---------------
                                                                       1,386,765
                                                                 ---------------

               LEISURE -- 1.1%
       7,600   Royal Carribbean Cruises Ltd.                             413,744
                                                                 ---------------

               METALS & MINING -- 6.3%
      11,500   Alcoa, Inc.                                               361,330
      30,600   Inco Ltd*                                               1,125,468
      19,150   Nucor Corp.                                             1,002,311
                                                                 ---------------
                                                                       2,489,109
                                                                 ---------------

                MULTI-MEDIA -- 7.3%
      60,450   DIRECTV Group, Inc.*                                    1,011,933
      16,250   EchoStar Communications Corp.                             540,150
      42,500   Time Warner, Inc.*                                        826,200
      13,950   Viacom, Inc.                                              507,640
                                                                 ---------------
                                                                       2,885,923
                                                                 ---------------

               NETWORKING -- 1.5%
      31,000   Cisco Systems, Inc.*                                      598,300
                                                                 ---------------

               OIL & GAS -- 9.1%
      25,450   ChevronTexaco Corp.                                     1,336,379
      16,700   ConocoPhillips                                          1,450,061
       7,850   Exxon Mobil Corp.                                         402,391
       7,600   Nabors Industries, Ltd*                                   389,804
                                                                 ---------------
                                                                       3,578,635
                                                                 ---------------

               RETAIL -- 11.9%
      13,800   Abercrombie & Fitch Co.                                   647,910
       7,500   Kmart Holding Corp.*                                      742,125
      22,400   Kohl's Corp*                                            1,101,408
      29,300   Sears, Roebuck and Co.                                  1,495,179
      13,000   Wal-Mart Stores, Inc.                                     686,660
                                                                 ---------------
                                                                       4,673,282
                                                                 ---------------

   SHARES                                                             VALUE
------------                                                     ---------------
               COMMON STOCK (CONTINUED)
               SEMI-CONDUCTORS -- 4.1%
      11,100   Applied Materials, Inc.*                          $       189,810
      61,650   Intel Corp.                                             1,441,993
                                                                 ---------------
                                                                       1,631,803
                                                                 ---------------

               TELECOMMUNICATIONS -- 4.1%
     103,900   Nokia Corp. ADR                                         1,628,113
                                                                 ---------------
                 Total Common Stock
                   (cost-$35,128,095)                                 39,153,270
                                                                 ---------------

 PRINCIPAL
  AMOUNT
   (000)
------------
               U.S. GOVERNMENT AGENCY
                 DISCOUNT NOTES -- 0.8%

     $   330   Federal Home Loan Bank
                 Discount Note 1.25%, 1/3/05
                   (cost-$329,977)                                       329,977
                                                                 ---------------
                 Total Investments
                   (cost-$35,458,072)                    100.2%       39,483,247

                 Liabilities in excess
                   of other assets                        (0.2)          (95,215)
                                                         -----   ---------------
                 Net Assets                              100.0%  $    39,388,032
                                                         =====   ===============

----------

*     Non-income producing security
ADR - American Depositary Receipts

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$35,458,072)                                           $  39,483,247
Cash                                                                                       3,113
Dividends receivable                                                                      29,478
Prepaid expenses                                                                           2,993
                                                                                   -------------
   Total Assets                                                                       39,518,831
                                                                                   -------------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                        40,351
Investment advisory fee payable                                                           25,863
Accrued expenses                                                                          64,585
                                                                                   -------------
   Total Liabilities                                                                     130,799
                                                                                   -------------
     Net Assets                                                                    $  39,388,032
                                                                                   =============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)        $      10,941
Paid-in-capital in excess of par                                                      37,406,677
Undistributed net investment income                                                      129,528
Accumulated net realized loss on investments                                          (2,184,289)
Net unrealized appreciation of investments                                             4,025,175
                                                                                   -------------
     Net Assets                                                                    $  39,388,032
                                                                                   =============
Shares outstanding                                                                     1,094,107
                                                                                   -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                     $       36.00
                                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $4,233)                          $     533,965
   Interest                                                                                9,221
                                                                                   -------------
     Total investment income                                                             543,186
                                                                                   -------------
EXPENSES:
   Investment advisory fees                                                              308,165
   Custodian fees                                                                         25,653
   Audit and tax services fees                                                            20,475
   Reports to shareholders                                                                17,766
   Trustees' fees and expenses                                                            12,123
   Transfer agent fees                                                                     6,407
   Insurance expense                                                                       2,335
   Miscellaneous                                                                           3,440
                                                                                   -------------
     Total expenses                                                                      396,364
     Less: investment advisory fees waived                                                (8,472)
           custody credits earned on cash balances                                        (2,686)
                                                                                   -------------
     Net expenses                                                                        385,206
                                                                                   -------------
        Net investment income                                                            157,980
                                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                                                    4,937,423
   Net change in unrealized appreciation/depreciation of investments                    (746,012)
                                                                                   -------------
     Net realized and unrealized gain on investments                                   4,191,411
                                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                    $   4,349,391
                                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED DECEMBER 31,
                                                                         -------------------------------
                                                                              2004             2003
                                                                         --------------   --------------
INVESTMENT OPERATIONS:
Net investment income                                                    $      157,980   $      371,432
Net realized gain (loss) on investments                                       4,937,423       (1,014,044)
Net change in unrealized appreciation/depreciation of investments              (746,012)       9,800,525
                                                                         --------------   --------------
   Net increase in net assets resulting from investment operations            4,349,391        9,157,913
                                                                         --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                           (376,330)        (505,356)
                                                                         --------------   --------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                          3,216,302       17,002,627
Reinvestment of dividends                                                       376,330          505,356
Cost of shares redeemed                                                      (8,218,806)     (22,034,313)
                                                                         --------------   --------------
   Net decrease in net assets from share transactions                        (4,626,174)      (4,526,330)
                                                                         --------------   --------------
     Total increase (decrease) in net assets                                   (653,113)       4,126,227
NET ASSETS:
Beginning of year                                                            40,041,145       35,914,918
                                                                         --------------   --------------
End of year (including undistributed net investment income
   of $129,528 and $347,878, respectively)                               $   39,388,032   $   40,041,145
                                                                         ==============   ==============
SHARES ISSUED AND REDEEMED:
Issued                                                                           97,297          608,950
Issued in reinvestment of dividends                                              11,177           20,822
Redeemed                                                                       (248,047)        (797,506)
                                                                         --------------   --------------
   Net decrease                                                                (139,573)        (167,734)
                                                                         ==============   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                     YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------------
                                                  2004            2003         2002          2001          2000
                                                ---------       ---------    ---------     ---------     ---------
Net asset value, beginning of year              $   32.46       $   25.63    $   33.12     $   36.09     $   37.56
                                                ---------       ---------    ---------     ---------     ---------
INVESTMENT OPERATIONS:
Net investment income                                0.15            0.31         0.36          0.24          0.25
Net realized and unrealized
   gain (loss) on investments                        3.70            6.89        (7.38)        (2.75)         2.39
                                                ---------       ---------    ---------     ---------     ---------
   Total from investment operations                  3.85            7.20        (7.02)        (2.51)         2.64
                                                ---------       ---------    ---------     ---------     ---------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income                               (0.31)          (0.37)       (0.25)        (0.24)        (0.30)
Net realized gains                                     --              --        (0.22)        (0.22)        (3.81)
                                                ---------       ---------    ---------     ---------     ---------
   Total dividends and distributions
     to shareholders                                (0.31)          (0.37)       (0.47)        (0.46)        (4.11)
                                                ---------       ---------    ---------     ---------     ---------
Net asset value, end of year                    $   36.00       $   32.46    $   25.63     $   33.12     $   36.09
                                                =========       =========    =========     =========     =========
Total Return (1)                                    11.93%          28.57%      (21.41)%       (7.02)%        9.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                 $  39,388       $  40,041    $  35,915     $  78,781     $  88,613
Ratio of expenses to average net assets (2)          1.01%(3)        1.00%        0.96%         0.93%         0.95%
Ratio of net investment income to
   average net assets                                0.41%(3)        1.02%        0.89%         0.68%         0.78%
Portfolio turnover                                    144%              7%          21%           22%           58%

----------
(1)  Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3) During the fiscal year ended December 31, 2004, the Investment Adviser waived a portion of it fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.03% and 0.39%, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio (the "Portfolio"), OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Dividend Value Portfolio, NFJ Small Cap Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange.

   (B) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (C) FEDERAL INCOME TAXES

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (F) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2004, the Portfolio's payable in connection with the Plan was $32,387, of which $4,139 was accrued during the year ended December 31, 2004.

   (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER

The Portfolio has an Investment Management Agreement (the "Agreement") with the Investment Adviser. Subject to the supervision of the Portfolio's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, aggregated $54,107,203 and $57,209,098 respectively.

(4) INCOME TAX INFORMATION

The tax character of dividends paid during the years ended December 31 were:

                                                                              2004             2003
                                                                         --------------   --------------
Ordinary income                                                          $      376,330   $      505,356

At December 31, 2004, tax basis distributable earnings of $161,913 was comprised entirely from ordinary income.

At December 31, 2004, the Portfolio had a capital loss carryforward of $2,153,829 (all of which will expire in 2011) available as a reduction, to the extent provided in the regulations, of any future net realized gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed. During the year ended December 31, 2004, the Portfolio utilized $4,822,538 of the capital loss carryforwards.

The cost basis of portfolio securities for federal income tax purposes is $35,488,532. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $4,694,387; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $699,672; net unrealized appreciation for federal income tax purposes is $3,994,715.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5) REGULATORY AND LITIGATION MATTERS

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, AGI, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

(6) OFFICER APPOINTMENTS

On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004, Thomas J. Fuccillo was named as the Trust's Secretary.

OTHER INFORMATION (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to Portfolio securities held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258; and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio toll-free at (800)-700-8258 and (ii) on the SEC's website at www.sec.gov.

FEDERAL TAX INFORMATION

100% of the dividends distributed during the fiscal year qualify for the dividends-recieved deduction for corporate shareholders.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of OpCap Equity Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 18, 2005

                               PIMCO ADVISORS VIT
                                BOARD OF TRUSTEES
                                   (UNAUDITED)

                                               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                    TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                   COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
--------------------------------------------   -------------------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS
RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY                             Principal of Courtney Associates, Inc., a venture capital firm; former General
CHAIRMAN OF THE BOARD OF TRUSTEES              Partner of Trivest Venture Fund, a private venture capital fund; Trustee of the
Age: 71                                        following open-end investment companies: Tax-Free Trust of Arizona and 4 funds for
TRUSTEE SINCE: 1994                            the Hawaiian Trust; Chairman of the Board of Trustees for 10 Funds of Oppenheimer
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            Funds, Inc.
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND
COMPLEX

V. LEE BARNES                                  Principal, Glenville Associates, management consultants to the insurance industry;
Age: 68                                        Director, Davis International Banking Consultants (London); Director, NetLearning
TRUSTEE SINCE: 2000                            Services Corporation. Formerly, Principal, McKinsey & Co., Inc.; Executive Vice
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            President, The Continental Corporation; Partner, Ernst & Young (Management
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND   Consulting); Vice President, Citicorp Global Insurance Division.
COMPLEX

PAUL Y. CLINTON                                Principal of Clinton Management Associates, a financial and venture capital
Age: 74                                        consulting firm; Trustee of the following open-end investment companies: Director of
TRUSTEE SINCE: 1994                            Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest International Fund, Inc.,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund,
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND   Inc., Oppenheimer Quest Balanced Value Fund, Inc., Rochester Fund Municipals,
COMPLEX                                        Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series,
                                               Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

LACY B. HERRMANN                               Chairman and Chief Executive Officer of Aquila Management Corporation, the sponsoring
Age: 75                                        organization and manager, administrator and/or sub-adviser to a group to the
TRUSTEE SINCE: 1994                            following open-end investment companies, and Chairman of the Board of Trustees and
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            President of each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund,
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND   Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust,
COMPLEX                                        Prime Cash Fund, Narrangansett Insured Tax-Free Income Fund, Tax-Free Fund for Utah,
                                               Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of
                                               Oregon, Tax-Free Trust of Arizona, and Aquila Rocky Mountain Equity Fund. Vice
                                               President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of
                                               Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and
                                               Trustee/Director of its predecessors. President and Director of STCM Management
                                               Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of
                                               InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash
                                               Fund and Short-Term

                                               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                    TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                   COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
--------------------------------------------   -------------------------------------------------------------------------------------
                                               Asset Reserves; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest
                                               Capital Value Fund, Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer
                                               Quest Opportunity Value Fund, Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University. Formerly Chairman
                                               of the Board of Trustees and President of Hawaiian Tax-Free Trust.

THEODORE T. MASON                              Managing Director of Eastwind Power partners, Ltd. Since 1994 and of Louisiana Power
Age: 69                                        Partners, LLC from 1999 to 2003. Treasurer of the Alumni Association SUNY Maritime
TRUSTEE SINCE: 2000                            College since 2004 (President 2002-2003; First Vice President 2000-2001; Second Vice
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            President 1998-1999) and Director of the same organization since 1997. Chairman of
TRUSTEE/DIRECTOR OF 5 FUNDS OUTSIDE OF FUND    the board of Hawaiian Tax Free Trust and Pacific Capital Cash Assets Trust (and
COMPLEX                                        Trustee since 1984), Pacific Capital Tax-Free Cash assets Trust and Pacific Capital
                                               U.S. Government Securities Cash Asset Trust (and Trustee since 1988) since 2004;
                                               Trustee of Churchill Tax-Free Fund of Kentucky since 1992; Vice Chairman of the Board and Trustee of Capital Cash Management Trust (inactive) from 1981, Trustee and Vice
                                               President, 1976-1981, and formerly Director of its predecessor; Director of STCM
                                               Management Company, Inc., 1974-2004; Vice Chairman of the Board and Trustee of Prime
                                               Cash Fund (inactive) from 1982; Trustee of Short Term Asset Reserves 1984-1986;
                                               Trustee of Churchill Cash Reserves Trust (inactive) from 1985; Trustee of Aquila Fund
                                               (inactive) since 2004. Director of the Maritime Industry Museum at Fort Schuyler
                                               2000-2004; Trustee of Maritime College at Fort Schuyler Foundation, Inc. since 2000;
                                               Director of New York Council of the Navy League since 2002; former National Officer of the Naval Reserve Association (twice) and Commanding Officer of four Naval Reserve
                                               Units, Captain, USNR (Ret.).

BRIAN S. SHLISSEL                              Executive Vice President and Chief Administrative Officer, PA Fund Management LLC;
PRESIDENT, CHIEF EXECUTIVE OFFICER             President and Chief Executive Officer, PIMCO Municipal Income Fund, PIMCO California
Age:40                                         Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income
TRUSTEE SINCE: 2004                            Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III,
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX.   PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO
                                               Corporate Opportunity Fund, Nicholas-Applegate Convertible & Income Fund, PIMCO High
                                               Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate
                                               Income Fund, PIMCO Floating Rate Strategy Fund, Fixed Income SHares and Municipal
                                               Advantage Fund Inc.

                                PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                 Chairman of the Board of Trustees
V. Lee Barnes                      Trustee
Paul Y. Clinton                    Trustee
Lacy B. Herrmann                   Trustee
Theodore T. Mason                  Trustee
Brian S. Shlissel                  Trustee, President & Chief Executive Officer
Malcolm Bishopp                    Executive Vice President
Michael Corelli                    Vice President and Portfolio Manager
Mark F. Degenhart                  Vice President and Portfolio Manager
Ben J. Fischer                     Vice President and Portfolio Manager
Colin Glinsman                     Vice President and Portfolio Manager
Louis P. Goldstein                 Vice President and Portfolio Manager
Matthew Greenwald                  Vice President and Portfolio Manager
William Gross                      Vice President and Portfolio Manager
Elisa A. Mazen                     Vice President and Portfolio Manager
Jaime Michaelson                   Vice President and Portfolio Manager
Robert K. Urquhart                 Vice President and Portfolio Manager
Lawrence G. Altadonna              Treasurer
Thomas J. Fuccillo                 Secretary
Youse Guia                         Chief Compliance Officer
Jennifer A. Patula                 Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

PIMCO ADVISORS VIT

PEA SCIENCE & TECHNOLOGY PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2004

MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO

                               2004 ANNUAL REPORT


                                                               February 15, 2005


Dear Shareholder:


I am pleased to provide you with the annual report of the PIMCO Advisors VIT--PEA Science & Technology Portfolio (the "Portfolio") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                             PERFORMANCE & STATISTICS

                                   (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:

                                                         1 YEAR       3 YEAR*       INCEPTION*/**
     PEA Science & Technology Portfolio                  (5.10)%      (7.88)%          (29.96)%

     NASDAQ Composite Index+                              8.59%        3.71%           (12.38)%

                                TOP TEN HOLDINGS
                             (as a % of net assets)

VERITAS Software Corp.                     4.2%

Cognizant Technology
  Solutions Corp.                          4.2%

Network Appliances Inc.                    4.2%

Texas Instruments, Inc.                    4.1%

UTStarcom, Inc.                            3.9%

Foundry Networks Inc.                      3.9%

Taiwan Semiconductor
Manufacturing Co. Ltd. ADR                 3.8%

Flextronics International Ltd.             3.8%

Monster Worldwide Inc.                     3.7%

QUALCOMM Inc.                              3.7%

[CHART]

                               TOP FIVE INDUSTRIES
                             (as a % of net assets)

SOFTWARE                                  21.3%
SEMI-CONDUCTORS                           16.7%
TELECOMMUNICATIONS                        14.3%
ELECTRONICS                               14.1%
NETWORKING                                13.9%

[CHART]

  CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND NASDAQ COMPOSITE
                                     INDEX+

                PEA SCIENCE & TECHNOLOGY PORTFOLIO    NASDAQ COMPOSITE INDEX+
 4/12/2000                   $  10,000                       $  10,000
 4/30/2000                   $  10,260                       $   8,443
 5/31/2000                   $   8,930                       $   7,437
 6/30/2000                   $  10,790                       $   8,674
 7/31/2000                   $  10,420                       $   8,238
 8/31/2000                   $  12,261                       $   9,199
 9/30/2000                   $  11,820                       $   8,032
10/31/2000                   $   9,921                       $   7,369
11/30/2000                   $   6,421                       $   5,681
12/31/2000                   $   6,071                       $   5,403
 1/31/2001                   $   6,481                       $   6,064
 2/28/2001                   $   4,280                       $   4,706
 3/31/2001                   $   3,230                       $   4,025
 4/30/2001                   $   3,900                       $   4,628
 5/31/2001                   $   3,340                       $   4,641
 6/30/2001                   $   3,130                       $   4,756
 7/31/2001                   $   2,770                       $   4,462
 8/31/2001                   $   2,210                       $   3,975
 9/30/2001                   $   1,550                       $   3,301
10/31/2001                   $   1,980                       $   3,723
11/30/2001                   $   2,420                       $   4,252
12/31/2001                   $   2,380                       $   4,296
 1/31/2002                   $   2,450                       $   4,260
 2/28/2002                   $   1,880                       $   3,814
 3/31/2002                   $   2,080                       $   4,065
 4/30/2002                   $   1,700                       $   3,719
 5/31/2002                   $   1,590                       $   3,559
 6/30/2002                   $   1,350                       $   3,223
 7/31/2002                   $   1,320                       $   2,926
 8/31/2002                   $   1,270                       $   2,896
 9/30/2002                   $     980                       $   2,582
10/31/2002                   $   1,180                       $   2,929
11/30/2002                   $   1,480                       $   3,257
12/31/2002                   $   1,200                       $   2,942
 1/31/2003                   $   1,270                       $   2,910
 2/28/2003                   $   1,270                       $   2,946
 3/31/2003                   $   1,240                       $   2,954
 4/30/2003                   $   1,400                       $   3,226
 5/31/2003                   $   1,600                       $   3,516
 6/30/2003                   $   1,610                       $   3,575
 7/31/2003                   $   1,680                       $   3,822
 8/31/2003                   $   1,820                       $   3,988
 9/30/2003                   $   1,740                       $   3,936
10/31/2003                   $   1,940                       $   4,256
11/30/2003                   $   1,980                       $   4,318
12/31/2003                   $   1,960                       $   4,413
 1/31/2004                   $   2,090                       $   4,551
 2/29/2004                   $   2,100                       $   4,471
 3/31/2004                   $   2,040                       $   4,393
 4/30/2004                   $   1,820                       $   4,230
 5/31/2004                   $   1,930                       $   4,377
 6/30/2004                   $   1,950                       $   4,511
 7/31/2004                   $   1,610                       $   4,158
 8/31/2004                   $   1,480                       $   4,049
 9/30/2004                   $   1,560                       $   4,179
10/31/2004                   $   1,680                       $   4,351
11/30/2004                   $   1,790                       $   4,620
12/31/2004                   $   1,860                       $   4,793

The performance graph and total return calculations do not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.

+ The Nasdaq Composite Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.
*    Represents Average Annual Return.
**   Inception Date: April 12, 2000.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                               PERFORMANCE SUMMARY

                                   (UNAUDITED)

[CHART]

                              PORTFOLIO COMPOSITION

Software                           $ 2,608,134
Semiconductors                     $ 2,041,039
Telecommunications                 $ 1,741,694
Electronics                        $ 1,724,317
Networking                         $ 1,700,155
Internet Softwares & Services      $ 1,338,722
Computer Services                  $   516,426
Computers                          $   366,618

- For the Year ended December 31, 2004, the Portfolio returned (5.10)%, versus 8.59% for its benchmark, the NASDAQ Composite Index. Since its inception on April 12, 2000, the Portfolio's average annual return of (29.96)%, underperformed the benchmark return of (12.38)%.

- The technology sector had its second consecutive year of positive returns in 2004, as the NASDAQ Composite Index rose 8.59%. The sector did, however, underperform the broad market (as measured by the S&P 500 Index) by 228%.

- High energy prices were partially to blame for technology's underperformance of the broader market. There is a strong inverse correlation between the energy and technology sector. High energy prices cut into corporate technology demand as companies put off capital spending in anticipation of easing energy prices. As a result, energy outperformed the broad market and technology underperformed during 2004.

- The Portfolio's overweight position in the semi-conductor industry contributed to its underperformance, as this industry struggled throughout the year. Two holdings in particular that hindered performance were Applied Materials Inc. and Cypress Semiconductor Corp. The Portfolio was also hindered by the electronic manufacturing services industry. Two key holdings that struggled in this industry were Flextronics International Ltd. and Solectron Corp.

- Several stocks that contributed positively to performance during the period included Marvell Technology Group Ltd. (broadband technology solutions), Cognizant Technology Solutions Corp. (technology consulting), and Network Appliances Inc. (computer equipment).

- The Portfolio's top performer for the year was AU Optronics Corp., Taiwan's largest manufacturer of liquid-crystal-display ("LCD") panels. The firm operates manufacturing sites in Taiwan and China, focusing on LCD panel production for use in computer products, consumer electronics, and LCD televisions.

                               PIMCO ADVISORS VIT
                          PEA SCIENCE & TECHNOLOGY PORT
                            FOLIO PORTFOLIO EXPENSES

                                   (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including Management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004 the beginning of the period and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                      BEGINNING           ENDING           DURING THE PERIOD
                                    ACCOUNT VALUE      ACCOUNT VALUE        JULY 1, 2004 TO
                                    JULY 1, 2004    DECEMBER 31, 2004(1)   DECEMBER 31, 2004*
                                    -------------   --------------------   ------------------
Actual                                 $ 1,000           $   953.00              $ 4.96
Hypothetical                           $ 1,000           $ 1,020.00              $ 5.14

* Expenses are equal to the Portfolio's annualized expense ratio of 1.01%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

  SHARES                                                            VALUE
---------                                                        ------------
            COMMON STOCK -- 98.5%
            COMPUTERS -- 3.0%
    8,700   Dell, Inc. *                                         $    366,618
                                                                 ------------

            COMPUTER SERVICES -- 4.2%
   12,200   Cognizant Technology
              Solutions Corp.*                                        516,426
                                                                 ------------

            ELECTRONICS -- 14.1%
   12,400   Broadcom Corp.*                                           400,272
   33,200   Flextronics International, Ltd.*                          458,824
   68,100   Solectron Corp.*                                          362,973
   20,400   Texas Instruments, Inc.                                   502,248
                                                                 ------------
                                                                    1,724,317
                                                                 ------------

            INTERNET SOFTWARE & SERVICES -- 11.0%
    2,300   Google, Inc. *                                            444,130
   13,600   Monster Worldwide, Inc.*                                  457,504
   11,600   Yahoo! Inc. *                                             437,088
                                                                 ------------
                                                                    1,338,722
                                                                 ------------

            NETWORKING -- 13.9%
   14,000   Cisco Systems, Inc.*                                      270,200
   30,300   EMC Corp.*                                                450,561
   35,800   Foundry Networks, Inc.*                                   471,128
   15,300   Network Appliance, Inc.*                                  508,266
                                                                 ------------
                                                                    1,700,155
                                                                 ------------

            SEMI-CONDUCTORS -- 16.7%
   14,300   Cymer, Inc.*                                              422,422
   30,200   Cypress Semiconductors Corp.*                             354,246
   12,200   Marvell Technology Group Ltd.*                            432,734
   20,200   National Semiconductor Corp.                              362,590
   55,247   Taiwan Semiconductor
              Manufacturing Co. Ltd. ADR                              469,047
                                                                 ------------
                                                                    2,041,039
                                                                 ------------

            SOFTWARE -- 21.3%
    7,000   Avid Technology, Inc. *                                   432,250
    8,900   Mercury Interactive Corp.*                                405,395
   16,900   Microsoft Corp.                                           451,399
   32,100   Red Hat, Inc.*                                            428,535
   35,600   Siebel Systems, Inc.*                                     373,800
   18,100   VERITAS Software Corp.*                                   516,755
                                                                 ------------
                                                                    2,608,134
                                                                 ------------

            TELECOMMUNICATIONS -- 14.3%
   24,000   Motorola, Inc.                                       $    412,800
   10,700   QUALCOMM, Inc.                                            453,680
   12,600   Telefonaktiebolaget
              LM Ericsson ADR*                                        396,774
   21,600   UTStarcom, Inc.*                                          478,440
                                                                 ------------
                                                                    1,741,694
                                                                 ------------
              Total Common Stock
               (cost-$11,458,053)                                  12,037,105
                                                                 ------------
              Total Investments
               (cost-$11,458,053)                         98.5%    12,037,105

              Other assets
               less liabilities                            1.5        181,823
                                                         -----   ------------
              Net Assets                                 100.0%  $ 12,218,928
                                                         =====   ============

----------
*  Non-income producing security
ADR - American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES

                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$11,458,053)                                           $   12,037,105
Cash                                                                                      219,901
Receivable for shares of beneficial interest sold                                           7,806
Dividends receivable                                                                        2,113
Prepaid expenses                                                                              562
                                                                                   --------------
   Total Assets                                                                        12,267,487
                                                                                   --------------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                         24,118
Investment advisory fee payable                                                             1,049
Accrued expenses                                                                           23,392
                                                                                   --------------
   Total Liabilities                                                                       48,559
                                                                                   --------------
      Net Assets                                                                   $   12,218,928
                                                                                   ==============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)        $       65,741
Paid-in-capital in excess of par                                                       13,508,947
Undistributed net investment income                                                         1,419
Accumulated net realized loss on investments                                           (1,936,231)
Net unrealized appreciation of investments                                                579,052
                                                                                   --------------
      Net Assets                                                                   $   12,218,928
                                                                                   ==============
Shares outstanding                                                                      6,574,076
                                                                                   --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                     $         1.86
                                                                                   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $6,755)                          $       28,013
   Interest                                                                                 5,645
                                                                                   --------------
     Total investment income                                                               33,658
                                                                                   --------------
EXPENSES:
   Investment advisory fees                                                               105,635
   Custodian fees                                                                          28,507
   Audit and tax services fees                                                             14,920
   Reports to shareholders                                                                 13,395
   Trustees' fees and expenses                                                              4,882
   Transfer agent fees                                                                      4,490
   Miscellaneous                                                                            3,139
                                                                                   --------------
     Total expenses                                                                       174,968
     Less:  investment advisory fees waived                                               (42,333)
            custody credits earned on cash balances                                          (591)
                                                                                   --------------
     Net expenses                                                                         132,044
                                                                                   --------------
        Net investment loss                                                               (98,386)
                                                                                   --------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on investments                                                      (219,256)
   Net change in unrealized appreciation/depreciation of investments                   (1,072,045)
                                                                                   --------------
     Net realized and unrealized loss on investments                                   (1,291,301)
                                                                                   --------------
NET DECREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                    $   (1,389,687)
                                                                                   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                   ---------------------------------
                                                                                        2004               2003
                                                                                   --------------     --------------
INVESTMENT OPERATIONS:
Net investment loss                                                                $      (98,386)    $      (56,382)
Net realized gain (loss) on investments                                                  (219,256)         1,347,039
Net change in unrealized appreciation/depreciation of investments                      (1,072,045)         1,611,664
                                                                                   --------------     --------------
   Net increase (decrease) in net assets resulting from investment operations          (1,389,687)         2,902,321
                                                                                   --------------     --------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                   11,014,580         15,223,579
Cost of shares redeemed                                                               (14,162,224)        (2,821,373)
                                                                                   --------------     --------------
   Net increase (decrease) in net assets from share transactions                       (3,147,644)        12,402,206
                                                                                   --------------     --------------
     Total increase (decrease) in net assets                                           (4,537,331)        15,304,527

NET ASSETS:
Beginning of year                                                                      16,756,259          1,451,732
                                                                                   --------------     --------------
End of year (including undistributed net investment income
   of $1,419 at December 31, 2004)                                                 $   12,218,928     $   16,756,259
                                                                                   ==============     ==============
SHARES ISSUED AND REDEEMED:
Issued                                                                                  5,908,913          8,991,416
Redeemed                                                                               (7,880,446)        (1,651,938)
                                                                                   --------------     --------------
   Net increase (decrease)                                                             (1,971,533)         7,339,478
                                                                                   ==============     ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                                          FOR THE PERIOD
                                                              YEAR ENDED DECEMBER 31,                    APRIL 12, 2000*
                                                ---------------------------------------------------          THROUGH
                                                  2004          2003          2002          2001        DECEMBER 31, 2000
                                                ---------     ---------     ---------     ---------     ------------------
Net asset value, beginning of period            $    1.96     $    1.20     $    2.38     $    6.07       $        10.00
                                                ---------     ---------     ---------     ---------       --------------
INVESTMENT OPERATIONS:
Net investment loss                                 (0.01)        (0.01)        (0.01)        (0.02)               (0.03)
Net realized and unrealized
    gain (loss) on investments                      (0.09)         0.77         (1.17)        (3.67)               (3.90)
                                                ---------     ---------     ---------     ---------       --------------
   Total from investment operations                 (0.10)         0.76         (1.18)        (3.69)               (3.93)
                                                ---------     ---------     ---------     ---------       --------------
Net asset value, end of period                  $    1.86     $    1.96     $    1.20     $    2.38       $         6.07
                                                =========     =========     =========     =========       ==============
TOTAL RETURN (1)                                    (5.10)%       63.33%       (49.58)%      (60.79)%             (39.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $  12,219     $  16,756     $   1,452     $   1,033       $        1,822
Ratio of expenses to
   average net assets (2)(3)                         1.00%         1.02%         1.08%         1.05%                1.04%(4)
Ratio of net investment loss to
   average net assets (3)                           (0.75)%       (0.79)%       (0.84)%       (0.77)%              (0.39)%(4)
Portfolio turnover                                    170%          126%          134%          104%                  79%

----------
*    Commencement of operations.
(1)  Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 1.33% and (1.07)%, respectively, for the year ended December 31, 2004, 1.48% and (1.26)%, respectively, for the year ended December 31, 2003, 2.88% and (2.63)%, respectively, for the year ended December 31, 2002, 3.22% and (2.94)%, respectively, for the year ended December 31, 2001, and 1.82% (annualized) and (1.17)% (annualized), respectively, for the period April 12, 2000 (commencement of operations) through December 31, 2000.
(4)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio (the "Portfolio"), PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio NFJ Dividend Value Portfolio, and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeds 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

   (B) INVESTMENT TRANSACTION AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (C) FEDERAL INCOME TAXES

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Portfolio intends not to be subject to U.S. federal excise tax.

   (D) REPURCHASE AGREEMENTS

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

   (E) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended December 31, 2004, the permanent differences are primarily attributable to net operating losses. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (F) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio, Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER/SUB-ADVISER

The Portfolio has an Investment Management Agreement (the "Agreement") with the Investment Adviser. Subject to the supervision of the Fund's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and PEA Capital LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser, not the Portfolio, pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the first $400 million of average daily net assets, 0.375% on the next $400 million of average daily net assets and 0.35% thereafter. For the year ended December 31, 2004, the Investment Adviser paid the Sub-Adviser $52,818, of which $4,091 was payable at December 31, 2004.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, aggregated $22,324,223 and $25,237,688, respectively.

(4) INCOME TAX INFORMATION

At December 31, 2004, the Portfolio had no distributable earnings.

At December 31, 2004, the Portfolio had a capital loss carryforward of $989,120 (all of which will expire in 2010). To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed. During the year ended December 31, 2004, the Portfolio utilized $691,817 of capital loss carryforwards from prior periods. In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized capital losses of $339,981, respectively, arising after October 31, 2004. Such losses are treated as arising on January 1, 2005.

The cost basis of portfolio securities for federal income tax purposes is $12,065,181. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $922,064; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $950,140; net unrealized depreciation for federal income tax purposes is $28,076.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5) REGULATORY AND LITIGATION MATTERS

On September 13, 2004, the Securities & Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser, including PEA Capital LLC (sub-adviser to the Portfolio) (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by the Affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, the Investment Adviser and certain of the Affiliates and employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, AGI, the Affiliates, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser, and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Trust.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

(6) OFFICER APPOINTMENTS

On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004, Thomas J. Fuccillo was named as the Trust's Secretary.

(7)  CLOSING OF PORTFOLIO

At a meeting of the Portfolio's Board of Trustees on October 21, 2004, the Board approved the closing and termination of the Portfolio. The Portfolio will cease operations on or about April 30, 2005.


OTHER INFORMATION (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to portfolio securities held by the Portfolio. A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and
(ii) on the SEC's website at www.sec.gov.

PORTFOLIO MANAGEMENT CHANGE

At the close of business on December 31, 2004, Dennis McKechnie ceased managing the Portfolio's investments. Effective January 2, 2005, the Portfolio began to be managed by the investment professionals of the Growth Team of PEA Capital LLC.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of
Trustees of PIMCO Advisors VIT--PEA Science & Technology Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PEA Science & Technology Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period April 12, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 7, the Board of Trustees approved the closing and termination of the Portfolio. It is anticipated that the Portfolio will cease operations on or about April 30, 2005.


PricewaterhouseCoopers LLP
New York, New York
February 18, 2005

                               PIMCO ADVISORS VIT
                                BOARD OF TRUSTEES
                                   (UNAUDITED)

                                                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                              TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                             COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
----------------------------------------------------     ------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE
TERM, UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY                                       Principal of Courtney Associates, Inc., a venture capital firm;
CHAIRMAN OF THE BOARD OF TRUSTEES                        former General Partner of Trivest Venture Fund, a private venture
Age: 71                                                  capital fund; Trustee of the following open-end investment
TRUSTEE SINCE: 1994                                      companies: Tax-Free Trust of Arizona and 4funds for the Hawaiian
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                      Trust; Chairman of the Board of Trustees for 10 Funds of Oppenheimer
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND             Funds, Inc.
COMPLEX

V. LEE BARNES                                            Principal, Glenville Associates, management consultants to the
Age: 68                                                  insurance industry; Director, Davis International Banking
TRUSTEE SINCE: 2000                                      Consultants (London); Director, NetLearning Services Corporation.
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                      Formerly, Principal, McKinsey & Co., Inc.; Executive Vice President,
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND             The Continental Corporation; Partner, Ernst & Young (Management
COMPLEX                                                  Consulting); Vice President, Citicorp Global Insurance Division.

PAUL Y. CLINTON                                          Principal of Clinton Management Associates, a financial and venture
Age: 74                                                  capital consulting firm; Trustee of the following open-end
TRUSTEE SINCE: 1994                                      investment companies: Director of Oppenheimer Quest Value Fund, Inc.,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                      Oppenheimer Quest International Fund, Inc., Oppenheimer Quest
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND             Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund,
COMPLEX                                                  Inc., Oppenheimer Quest Balanced Value Fund, Inc., Rochester Fund
                                                         Municipals, Rochester Portfolio Series Limited Term New York
                                                         Municipals and Bond Fund Series, Oppenheimer Convertible Securities
                                                         Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

LACY B. HERRMANN                                         Chairman and Chief Executive Officer of Aquila Management
Age: 75                                                  Corporation, the sponsoring organization and manager, administrator
TRUSTEE SINCE: 1994                                      and/or sub-adviser to a group to the following open-end investment
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                      companies, and Chairman of the Board of Trustees and President of
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND             each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund,
COMPLEX                                                  Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries
                                                         Cash Assets Trust, Prime Cash Fund, Narrangansett Insured Tax-Free
                                                         Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free Fund of
                                                         Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon,
                                                         Tax-Free Trust of Arizona, and Aquila Rocky Mountain Equity Fund.
                                                         Vice President, Director, Secretary, and formerly Treasurer of Aquila
                                                         Distributors, Inc., distributor of each of the above funds;
                                                         President and Chairman of the Board of Trustees of Capital Cash
                                                         Management Trust ("CCMT"), and an Officer and Trustee/Director of
                                                         its predecessors. President and Director of STCM Management
                                                         Company, Inc., sponsor and adviser to CCMT. Chairman, President and a
                                                         Director of InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and Short-Term

                                                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                              TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                             COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
----------------------------------------------------     ------------------------------------------------------------------------
                                                         Asset Reserves; Director of Oppenheimer Quest Value Fund, Inc.,
                                                         Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest
                                                         International Fund, Inc., Oppenheimer Quest Opportunity Value Fund,
                                                         Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University. Formerly
                                                         Chairman of the Board of Trustees and President of Hawaiian Tax-Free
                                                         Trust.

THEODORE T. MASON                                        Managing Director of Eastwind Power partners, Ltd. Since 1994 and of
Age: 69                                                  Louisiana Power Partners, LLC from 1999 to 2003. Treasurer of the
TRUSTEE SINCE: 2000                                      Alumni Association SUNY Maritime College since 2004 (President
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                      2002-2003; First Vice President 2000-2001; Second Vice President
TRUSTEE/DIRECTOR OF 5 FUNDS OUTSIDE OF FUND              1998-1999) and Director of the same organization since 1997.
COMPLEX                                                  Chairman of the board of Hawaiian Tax Free Trust and Pacific Capital
                                                         Cash Assets Trust (and Trustee since 1984), Pacific Capital Tax-Free
                                                         Cash assets Trust and Pacific Capital U.S. Government Securities
                                                         Cash Asset Trust (and Trustee since 1988) since 2004; Trustee of
                                                         Churchill Tax-Free Fund of Kentucky since 1992; Vice Chairman of the
                                                         Board and Trustee of Capital Cash Management Trust (inactive) from
                                                         1981, Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc.,
                                                         1974-2004; Vice Chairman of the Board and Trustee of Prime Cash Fund
                                                         (inactive) from 1982; Trustee of Short Term Asset Reserves
                                                         1984-1986; Trustee of Churchill Cash Reserves Trust (inactive) from
                                                         1985; Trustee of Aquila Fund (inactive) since 2004. Director of the
                                                         Maritime Industry Museum at Fort Schuyler 2000-2004; Trustee of
                                                         Maritime College at Fort Schuyler Foundation, Inc. since 2000;
                                                         Director of New York Council of the Navy League since 2002; former
                                                         National Officer of the Naval Reserve Association (twice) and
                                                         Commanding Officer of four Naval Reserve Units, Captain, USNR (Ret.).

BRIAN S. SHLISSEL                                        Executive Vice President, PA Fund Management LLC; President and Chief
PRESIDENT, CHIEF EXECUTIVE OFFICER                       Executive Officer, PIMCO Municipal Income Fund, PIMCO California
Age:40                                                   Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
TRUSTEE SINCE: 2004                                      Municipal Income Fund II, PIMCO California Municipal Income Fund
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                      II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX.             Fund III, PIMCO California Municipal Income Fund III, PIMCO New York
                                                         Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO
                                                         Corporate Opportunity Fund, Nicholas-Applegate Convertible & Income
                                                         Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible &
                                                         Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate
                                                         Strategy Fund, Fixed Income SHares and Municipal Advantage Fund Inc.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                 Chairman, Trustee
V. Lee Barnes                      Trustee
Paul Y. Clinton                    Trustee
Lacy B. Herrmann                   Trustee
Theodore T. Mason                  Trustee
Brian S. Shlissel                  Trustee, President & Chief Executive Officer
Malcolm Bishopp                    Executive Vice President
Michael Corelli                    Vice President and Portfolio Manager
Mark F. Degenhart                  Vice President and Portfolio Manager
Ben J. Fischer                     Vice President and Portfolio Manager
Colin Glinsman                     Vice President and Portfolio Manager
Louis P. Goldstein                 Vice President and Portfolio Manager
Matthew Greenwald                  Vice President and Portfolio Manager
William Gross                      Vice President and Portfolio Manager
Elisa A. Mazen                     Vice President and Portfolio Manager
Jaime Michaelson                   Vice President and Portfolio Manager
Robert K. Urquhart                 Vice President and Portfolio Manager
Lawrence G. Altadonna              Treasurer
Thomas J. Fuccillo                 Secretary
Youse Guia                         Chief Compliance Officer
Jennifer A. Patula                 Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
PEA Capital LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

PIMCO ADVISORS VIT

OPCAP SMALL CAP PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2004



MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO

                               2004 ANNUAL REPORT

                                                               February 15, 2005

Dear Shareholder:

I am pleased to provide you with the annual report of the PIMCO Advisors VIT--OpCap Small Cap Portfolio (the "Portfolio") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-700-8258.

We thank you for investing with us, we remain dedicated to serving your investment needs.

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO

                            PERFORMANCE & STATISTICS
                                   (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004

                                        1 YEAR       3 YEAR(1)     5 YEAR(1)    10 YEAR(1)(2)    INCEPTION(1)(2)(3)
                                        ------       ---------     ---------    -------------    ------------------
  OpCap Small Cap Portfolio             17.88%         9.63%        15.51%         11.87%              12.69%

  Russell 2000 Index+                   18.33%        11.50%         6.62%         11.57%              11.09%

              TOP TEN HOLDINGS
           (as a % of net assets)

Astec Industries, Inc.                3.3%

West Marine Inc.                      2.6%

NeoPharm, Inc.                        2.5%

Omnicell, Inc.                        2.2%

Third Wave Technologies               2.2%

Abaxis, Inc.                          2.0%

J. Jill Group Inc.                    1.9%

Mobile Mini, Inc.                     1.9%

Martex Biosciences Corp.              1.9%

Renaissance Learning, Inc.            1.9%

[CHART]

            TOP FIVE INDUSTRIES
           (as a % of net assets)

DRUGS & MEDICAL PRODUCTS             10.5%
RETAIL                                7.3%
COMPUTER SERVICES                     6.5%
BUILDING/CONSTRUCTION                 6.3%
BANKING                               6.1%

[CHART]

 CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE RUSSELL 2000
                                  VALUE INDEX+

               OPCAP SMALL CAP PORTFOLIO       RUSSELL 2000 INDEX+
12/31/94               $   10,000                  $   10,000
1/1/95                 $    9,670                  $    9,874
2/1/95                 $    9,854                  $   10,285
3/1/95                 $    9,743                  $   10,462
4/1/95                 $   10,085                  $   10,694
5/1/95                 $   10,311                  $   10,878
6/1/95                 $   10,595                  $   11,442
7/1/95                 $   10,931                  $   12,101
8/1/95                 $   11,185                  $   12,352
9/1/95                 $   11,330                  $   12,573
10/1/95                $   10,896                  $   12,011
11/1/95                $   11,174                  $   12,516
12/31/95               $   11,527                  $   12,846
1/31/96                $   11,481                  $   12,832
2/29/96                $   11,881                  $   13,232
3/31/96                $   11,991                  $   13,506
4/30/96                $   12,366                  $   14,225
5/31/96                $   12,801                  $   14,785
6/30/96                $   12,499                  $   14,179
7/31/96                $   11,773                  $   12,941
8/31/96                $   12,457                  $   13,693
9/30/96                $   12,844                  $   14,228
10/31/96               $   12,813                  $   14,009
11/30/96               $   13,389                  $   14,586
12/31/96               $   13,679                  $   14,969
1/31/97                $   13,830                  $   15,268
2/28/97                $   13,810                  $   14,898
3/31/97                $   13,500                  $   14,195
4/30/97                $   13,544                  $   14,235
5/31/97                $   15,046                  $   15,819
6/30/97                $   15,674                  $   16,498
7/31/97                $   16,257                  $   17,265
8/31/97                $   16,536                  $   17,660
9/30/97                $   17,120                  $   18,953
10/31/97               $   16,651                  $   18,121
11/30/97               $   16,441                  $   18,003
12/31/97               $   16,714                  $   18,318
1/31/98                $   16,480                  $   18,029
2/28/98                $   17,602                  $   19,361
3/31/98                $   18,347                  $   20,159
4/30/98                $   18,024                  $   20,270
5/31/98                $   17,240                  $   19,177
6/30/98                $   16,549                  $   19,218
7/31/98                $   15,490                  $   17,663
8/31/98                $   13,126                  $   14,233
9/30/98                $   13,692                  $   15,347
10/31/98               $   14,271                  $   15,973
11/1/98                $   15,100                  $   16,810
12/31/98               $   15,206                  $   17,851
1/1/99                 $   14,666                  $   18,088
2/1/99                 $   13,787                  $   16,623
3/1/99                 $   13,655                  $   16,883
4/1/99                 $   15,173                  $   18,395
5/1/99                 $   15,459                  $   18,664
6/1/99                 $   15,751                  $   19,509
7/1/99                 $   15,804                  $   18,975
8/1/99                 $   15,161                  $   18,273
9/1/99                 $   14,882                  $   18,276
10/1/99                $   14,266                  $   18,351
11/1/99                $   14,359                  $   19,447
12/31/99               $   14,929                  $   21,648
1/31/2000              $   14,603                  $   21,300
2/29/2000              $   14,469                  $   24,816
3/31/2000              $   15,517                  $   23,181
4/30/2000              $   15,597                  $   21,785
5/31/2000              $   16,792                  $   20,515
6/30/2000              $   16,913                  $   22,304
7/31/2000              $   17,747                  $   21,586
8/31/2000              $   18,513                  $   23,233
9/30/2000              $   18,693                  $   22,550
10/31/2000             $   19,400                  $   21,544
11/30/2000             $   19,066                  $   19,332
12/31/2000             $   21,529                  $   20,992
1/31/2001              $   21,949                  $   22,086
2/28/2001              $   20,729                  $   20,637
3/31/2001              $   19,586                  $   19,628
4/30/2001              $   21,386                  $   21,163
5/31/2001              $   22,413                  $   21,683
6/30/2001              $   23,267                  $   22,455
7/31/2001              $   23,137                  $   21,241
8/31/2001              $   23,000                  $   20,554
9/30/2001              $   19,718                  $   17,788
10/31/2001             $   20,355                  $   18,828
11/30/2001             $   21,360                  $   20,286
12/31/2001             $   23,319                  $   21,537
1/31/2002              $   22,972                  $   21,313
2/28/2002              $   22,765                  $   20,729
3/31/2002              $   25,057                  $   22,396
4/30/2002              $   25,007                  $   22,600
5/31/2002              $   24,455                  $   21,596
6/30/2002              $   23,129                  $   20,525
7/31/2002              $   19,477                  $   17,426
8/31/2002              $   19,444                  $   17,382
9/30/2002              $   17,822                  $   16,134
10/31/2002             $   18,382                  $   16,652
11/30/2002             $   19,367                  $   18,138
12/31/2002             $   18,271                  $   17,127
1/31/2003              $   17,787                  $   16,653
2/28/2003              $   16,889                  $   16,150
3/31/2003              $   17,211                  $   16,358
4/30/2003              $   18,554                  $   17,909
5/31/2003              $   20,500                  $   19,831
6/30/2003              $   21,095                  $   20,190
7/31/2003              $   22,539                  $   21,454
8/31/2003              $   23,662                  $   22,436
9/30/2003              $   22,711                  $   22,021
10/31/2003             $   24,989                  $   23,871
11/30/2003             $   25,523                  $   24,718
12/31/2003             $   26,067                  $   25,220
1/31/2004              $   27,409                  $   26,315
2/29/2004              $   27,780                  $   26,551
3/31/2004              $   28,035                  $   26,798
4/30/2004              $   27,006                  $   25,432
5/31/2004              $   27,031                  $   25,836
6/30/2004              $   28,041                  $   26,924
7/31/2004              $   26,308                  $   25,112
8/31/2004              $   26,038                  $   24,984
9/30/2004              $   27,194                  $   26,155
10/31/2004             $   27,398                  $   26,671
11/30/2004             $   29,378                  $   28,983
12/31/2004             $   30,730                  $   29,841

The performance graph and total return calculations do not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.
+ The Russell 2000 Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.
(1)  Represents Average Annual Return.
(2) Based on the result of the PIMCO Advisors VIT and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present PIMCO Advisors VIT (the "Present Trust")--at which time the Present Trust commenced operations. Total net assets of the OpCap Small Cap Portolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the OpCap Small Cap Portfolio of the Present Trust reflect the performance of the OpCap Small Cap Portfolio of the Old Trust.
(3)  Inception Date: August 1, 1988.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO

                               PERFORMANCE SUMMARY
                                   (UNAUDITED)

[CHART]

                                       PORTFOLIO COMPOSITION
Drugs & Medical Products                   $   28,746,243
Retail                                     $   20,074,682
Computer Services                          $   17,993,090
Building/Construction                      $   17,435,442
Financial Services                         $   16,862,853
Banking                                    $   16,784,934
Real Estate Investment Trusts              $   14,723,506
Health & Hospitals                         $   11,900,002
Computer Software                          $   11,323,116
Manufacturing                              $   10,521,678
Oil & Gas                                  $   10,496,837
Semi-conductors                            $   10,492,586
Trucking & Shipping                        $    9,799,537
Insurance                                  $    8,804,094
Automotive                                 $    8,802,255
Telecommunications                         $    8,629,047
Leasing                                    $    5,331,004
Technology                                 $    4,702,934
Electronics                                $    4,472,200
Education                                  $    4,241,600
Commercial Services                        $    4,141,137
Electrical Engineering                     $    3,948,732
Machinery & Engineering                    $    3,748,026
Office Equipment                           $    3,090,700
Food Services                              $    2,750,202
Energy                                     $    2,646,656
Airlines                                   $    2,043,700
Consulting Services                        $    1,900,150
Water & Sewer                              $    1,864,170
Chemicals                                  $    1,813,185
Business Services                          $    1,478,048
Short-Term Investments                     $    3,499,757

- For the year ended December 31, 2004, the Portfolio returned 17.88% versus 18.33% for its benchmark, the Russell 2000 Index. Since its inception on August 1 1988, the Portfolio's average annual return of 12.69%, outperformed the benchmark return of 11.09%

- Stocks were relatively flat through the first half of 2004, as investors dealt with the uncertainty surrounding oil prices, the economy, and the upcoming presidential election. However by mid-year, the economy hit what many referred to as a "soft patch", and U.S. stock indices began to fall. These losses were recovered in the fourth quarter, however, when all sectors of the market posted gains, led by the technology and consumer discretionary sectors.

- The net result was a strong calendar year for U.S. equities. From a sector perspective, energy and utilities were the top performing industries, while healthcare and technology suffered the most. International stocks outperformed U.S. stocks, small-caps outperformed large-caps, and value once again outperformed growth.

- The Portfolio's underweighting and poor stock selection in the materials sector negatively impacted performance during this period. Plastic packaging manufacturer Intertape Poylmer Group and metal products manufacturer RTI International Metals both produced lackluster results for the year.

- Poor stock selection in the consumer staples sector also negatively impacted performance. In particular, food manufacturer, American Italian Pasta performed poorly as revenue and earnings fell unexpectedly.

- On a more positive note, the Portfolio's performance was positively impacted by stock selection in the consumer discretionary sector. Interface Inc., a manufacturer of office interior products, and Jos. A. Bank Clothier, a manufacturer of classic men's clothing, were both solid contributors to performance. In addition, the Portfolio was helped by an overweight position in industrials.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                               PORTFOLIO EXPENSES
                                   (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, the beginning of the period and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds,

                                                                      EXPENSES PAID
                               BEGINNING           ENDING           DURING THE PERIOD
                             ACCOUNT VALUE      ACCOUNT VALUE        JULY 1, 2004 TO
                             JULY 1, 2004    DECEMBER 31, 2004(1)   DECEMBER 31, 2004*
                             -------------   --------------------   ------------------
Actual                          $ 1,000           $ 1,095.80              $ 4.90
Hypothetical                    $ 1,000           $ 1,020.41              $ 4.73

* Expenses are equal to the Portfolio's annualized expense ratio of 0.93%; multiplied by the average account value over the period; multiplied by 184/366 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

    SHARES                                                          VALUE
------------                                                   ---------------
               COMMON STOCK -- 98.6%
               AIRLINES -- 0.7%
     191,000   AirTran Holdings, Inc.*                         $     2,043,700

               AUTOMOTIVE -- 3.2%
     217,600   Keystone Automotive
                Industries, Inc.*                                    5,059,200
     186,500   LKQ Corp.*                                            3,743,055
                                                               ---------------
                                                                     8,802,255
                                                               ---------------

               BANKING -- 6.1%
      80,700   First State Bancorporation                            2,966,532
     114,000   Hancock Holding Co.                                   3,814,440
      99,466   Pacific Capital Bancorp.                              3,380,849
     109,100   Prosperity Bancshares, Inc.                           3,186,811
     105,150   Texas Regional Bancshares, Inc.                       3,436,302
                                                               ---------------
                                                                    16,784,934
                                                               ---------------

               BUILDING/CONSTRUCTION -- 6.3%
     525,400   Astec Industries, Inc.*                               9,042,134
     141,400   Dycom Industries, Inc.*                               4,315,528
     153,300   Granite Construction, Inc.                            4,077,780
                                                               ---------------
                                                                    17,435,442
                                                               ---------------

               BUSINESS SERVICES -- 0.5%
      41,600   Certegy, Inc.                                         1,478,048
                                                               ---------------

               CHEMICALS -- 0.7%
     122,100   Hercules, Inc.*                                       1,813,185
                                                               ---------------

               COMMERCIAL SERVICES -- 1.5%
     216,700   SOURCECORP, Inc.*                                     4,141,137
                                                               ---------------

               COMPUTER SERVICES -- 6.5%
     481,500   Digitas, Inc.*                                        4,598,325
     657,000   E. piphany, Inc.*                                     3,173,310
     183,000   Overland Storage, Inc.*                               3,054,270
     193,200   RadiSys Corp.*                                        3,777,060
     366,500   Tier Technologies, Inc.*                              3,390,125
                                                               ---------------
                                                                    17,993,090
                                                               ---------------

               COMPUTER SOFTWARE -- 4.1%
     559,300   Omnicell, Inc.*                                       6,152,300
     278,600   Renaissance Learning, Inc                             5,170,816
                                                               ---------------
                                                                    11,323,116
                                                               ---------------

               CONSULTING SERVICES -- 0.7%
     152,500   Gartner, Inc.*                                        1,900,150
                                                               ---------------

               DRUGS & MEDICAL PRODUCTS -- 10.5%
     372,800   Abaxis, Inc.*                                   $     5,401,872
     209,800   Enzon Pharmaceuticals, Inc.*                          2,878,456
     101,300   Martek Biosciences Corp.*                             5,186,560
     204,400   Nastech Pharmaceutical Co., Inc.*                     2,471,196
     540,900   NeoPharm, Inc.*                                       6,766,659
     702,500   Third Wave Technologies*                              6,041,500
                                                               ---------------
                                                                    28,746,243
                                                               ---------------

               EDUCATION -- 1.5%
     110,000   School Specialty, Inc.*                               4,241,600
                                                               ---------------

               ELECTRICAL ENGINEERING -- 1.4%
      87,400   EMCOR Group, Inc.*                                    3,948,732
                                                               ---------------

               ELECTRONICS -- 1.6%
     379,000   TTM Technologies, Inc.*                               4,472,200
                                                               ---------------

               ENERGY -- 1.0%
      99,200   MDU Resources Group, Inc.                             2,646,656
                                                               ---------------

               FINANCIAL SERVICES -- 6.1%
      70,200   Affiliated Managers Group, Inc.*                      4,755,348
     298,000   BISYS Group, Inc.*                                    4,902,100
     133,500   CapitalSource, Inc.*                                  3,426,945
      78,800   Piper Jaffray Companies, Inc.*                        3,778,460
                                                               ---------------
                                                                    16,862,853
                                                               ---------------

               FOOD SERVICES -- 1.0%
     102,200   Performance Food Group Co.*                           2,750,202
                                                               ---------------

               HEALTH & HOSPITALS -- 4.3%
      41,700   Chemed Corp.                                          2,798,487
     293,100   eResearch Technology, Inc.*                           4,645,635
     197,600   Northfield Laboratories, Inc.*                        4,455,880
                                                               ---------------
                                                                    11,900,002
                                                               ---------------

               INSURANCE -- 3.2%
      45,000   Delphi Financial Group, Inc                           2,076,750
     218,900   Tower Group, Inc                                      2,626,800
      67,800   Triad Guaranty Inc.*                                  4,100,544
                                                               ---------------
                                                                     8,804,094
                                                               ---------------

               LEASING -- 1.9%
     161,350   Mobile Mini, Inc.*                                    5,331,004
                                                               ---------------

               MACHINERY/ENGINEERING -- 1.4%
      40,200   National-Oilwell, Inc.*                               1,418,658
      56,800   Varian, Inc.*                                         2,329,368
                                                               ---------------
                                                                     3,748,026
                                                               ---------------

    SHARES                                                          VALUE
------------                                                   ---------------
               MANUFACTURING -- 3.8%
      92,200   Actuant Corp.*                                  $     4,808,230
     201,000   Blount International, Inc.*                           3,501,420
      36,400   Roper Industries, Inc                                 2,212,028
                                                               ---------------
                                                                    10,521,678
                                                               ---------------

               OFFICE EQUIPMENT -- 1.1%
     310,000   Interface, Inc.*                                      3,090,700
                                                               ---------------

               OIL & GAS -- 3.8%
      99,800   FMC Technologies, Inc.*                               3,213,560
     141,500   Range Resources Corp                                  2,895,090
     125,700   Universal Compression
                Holdings, Inc.*                                      4,388,187
                                                               ---------------
                                                                    10,496,837
                                                               ---------------

               REAL ESTATE -- 5.4%
      72,100   Capital Automotive REIT                               2,561,353
     146,800   Feldman Mall Properties,
                Inc. REIT*                                           1,909,868
      46,900   Lexington Corporate
                Properties Trust REIT                                1,059,002
     189,600   MHI Hospitality Corp REIT*                            1,884,624
      87,800   Nationwide Health
                Properties, Inc. REIT                                2,085,250
      95,300   Newcastle Investment Corp. REIT                       3,028,634
     173,500   Spirit Finance Corp. REIT*                            2,194,775
                                                               ---------------
                                                                    14,723,506
                                                               ---------------

               RETAIL -- 7.3%
     243,000   Cache, Inc.*                                          4,378,860
     359,900   J. Jill Group, Inc.*                                  5,358,911
     143,600   Pacific Sunwear of California, Inc.*                  3,196,536
     288,500   West Marine, Inc.*                                    7,140,375
                                                               ---------------
                                                                    20,074,682
                                                               ---------------

               SEMI-CONDUCTORS -- 3.8%
     159,300   Brooks Automation, Inc.*                              2,743,146
     212,200   Fairchild Semiconductor Int'l, Inc.*                  3,450,372
     381,800   Mattson Technology, Inc.*                             4,299,068
                                                               ---------------
                                                                    10,492,586
                                                               ---------------

               TECHNOLOGY -- 1.7%
     599,000   Parametric Technology, Corp.*                         3,528,110
      18,900   ScanSource, Inc.*                                     1,174,824
                                                               ---------------
                                                                     4,702,934
                                                               ---------------

               TELECOMMUNICATIONS -- 3.2%
     228,300   CommScope, Inc.*                                $     4,314,870
     144,200   EMS Technologies, Inc.*                               2,396,604
      88,900   Iowa Telecommunications
                 Services, Inc.                                      1,917,573
                                                               ---------------
                                                                     8,629,047
                                                               ---------------

               TRUCKING/SHIPPING -- 3.6%
     201,300   SCS Transportation, Inc.*                             4,704,381
     189,200   Wabash National Corp.*                                5,095,156
                                                               ---------------
                                                                     9,799,537
                                                               ---------------

               WATER/SEWER -- 0.7%
     138,600   Southwest Water Co.                                   1,864,170
                                                               ---------------
                Total Common Stock
                 (cost-$230,073,89                                 271,562,346
                                                               ---------------

  PRINCIPAL
   AMOUNT
   (000)
------------
               U.S. GOVERNMENT AGENCY
                 DISCOUNT NOTES -- 1.3%
$      3,500     Federal Home Loan
                  Bank, 1.25%, 1/3/05
                   (cost-$3,499,757)                                 3,499,757
                                                               ---------------
                  Total Investments
                   (cost-$233,573,652)             99.9%           275,062,103
                  Other assets less
                   liabilities                      0.1                257,037
                                                  -----        ---------------
                  Net Assets                      100.0%       $   275,319,140
                                                  =====        ===============

----------
* Non-income producing security
REIT - Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$233,573,652)                                          $   275,062,103
Cash                                                                                        53,910
Receivable for investments sold                                                            606,375
Dividends receivable                                                                       136,832
Receivable for shares of beneficial interest sold                                           28,827
Prepaid expenses                                                                            12,903
                                                                                   ---------------
   Total Assets                                                                        275,900,950
                                                                                   ---------------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                         205,533
Investment advisory fee payable                                                            183,417
Accrued expenses                                                                           192,860
                                                                                   ---------------
   Total Liabilities                                                                       581,810
                                                                                   ---------------
     Net Assets                                                                    $   275,319,140
                                                                                   ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)        $        76,159
Paid-in-capital in excess of par                                                       199,851,515
Dividends in excess of net investment income                                               (73,696)
Accumulated net realized gain on investments                                            33,976,711
Net unrealized appreciation of investments                                              41,488,451
                                                                                   ---------------
     Net Assets                                                                    $   275,319,140
                                                                                   ===============
Shares outstanding                                                                       7,615,869
                                                                                   ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                     $         36.15
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR YEAR ENDED ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
   Dividends                                                                       $     1,507,130
   Interest                                                                                 80,408
                                                                                   ---------------
     Total investment income                                                             1,587,538
                                                                                   ---------------
EXPENSES:
   Investment advisory fees                                                              2,068,933
   Trustees' fees and expenses                                                              81,150
   Custodian fees                                                                           66,811
   Reports to shareholders                                                                  48,738
   Audit and tax services fees                                                              39,426
   Transfer agent fees                                                                      29,755
   Legal fees                                                                                9,719
   Insurance expense                                                                         7,184
   Miscellaneous                                                                            13,239
                                                                                   ---------------
     Total expenses                                                                      2,364,955
     Less: custody credits earned on cash balances                                          (4,750)
                                                                                   ---------------
     Net expenses                                                                        2,360,205
                                                                                   ---------------
        Net investment loss                                                               (772,667)
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                                     37,286,246
   Net change in unrealized appreciation/depreciation of investments                     5,904,024
                                                                                   ---------------
     Net realized and unrealized gain on investments                                    43,190,270
                                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                    $    42,417,603
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                        ----------------------------------
                                                                                              2004              2003
                                                                                        ---------------    ---------------
INVESTMENT OPERATIONS:
Net investment (loss) income                                                            $      (772,667)   $       449,629
Net realized gain on investments                                                             37,286,246         16,235,310
Net change in unrealized appreciation/depreciation of investments                             5,904,024         53,700,402
                                                                                        ---------------    ---------------
   Net increase in net assets resulting from investment operations                           42,417,603         70,385,341
                                                                                        ---------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                           (118,935)           (96,741)
                                                                                        ---------------    ---------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                         28,274,835         79,665,617
Reinvestment of dividends                                                                       118,935             96,741
Cost of shares redeemed                                                                     (44,323,298)       (75,694,437)
                                                                                        ---------------    ---------------
   Net increase (decrease) in net assets from share transactions                            (15,929,528)         4,067,921
                                                                                        ---------------    ---------------
     Total increase in net assets                                                            26,369,140         74,356,521
NET ASSETS:
Beginning of year                                                                           248,950,000        174,593,479
                                                                                        ---------------    ---------------
End of year (including undistributed (dividend in excess of) net investment income
   of $(73,696) and $143,160, respectively)                                             $   275,319,140    $   248,950,000
                                                                                        ===============    ===============
SHARES ISSUED AND REDEEMED:
Issued                                                                                          874,174          3,206,395
Issued in reinvestment of dividends                                                               3,671              4,765
Redeemed                                                                                     (1,377,666)        (3,208,433)
                                                                                        ---------------    ---------------
   Net increase (decrease)                                                                     (499,821)             2,727
                                                                                        ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                             YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                     2004             2003             2002             2001             2000
                                                 ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of year               $      30.68     $      21.52     $      32.26     $      32.26     $      22.52
                                                 ------------     ------------     ------------     ------------     ------------
INVESTMENT OPERATIONS:
Net investment income (loss)                            (0.11)            0.05             0.03             0.02             0.26
Net realized and unrealized
   gain (loss) on investments                            5.59             9.12            (6.18)            2.38             9.62
                                                 ------------     ------------     ------------     ------------     ------------
   Total from investment operations                      5.48             9.17            (6.15)            2.40             9.88
                                                 ------------     ------------     ------------     ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income                                   (0.01)           (0.01)           (0.02)           (0.24)           (0.14)
Net realized gains                                         --               --            (4.57)           (2.16)              --
                                                 ------------     ------------     ------------     ------------     ------------
   Total dividends and distributions
     to shareholders                                    (0.01)           (0.01)           (4.59)           (2.40)           (0.14)
                                                 ------------     ------------     ------------     ------------     ------------
Net asset value, end of year                     $      36.15     $      30.68     $      21.52     $      32.26     $      32.26
                                                 ============     ============     ============     ============     ============
TOTAL RETURN (1)                                        17.88%           42.65%          (21.64)%           8.30%           44.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                  $    275,319     $    248,950     $    174,593     $    254,791     $    224,669
Ratio of expenses to average net assets (2)              0.91%            0.93%            0.91%            0.90%            0.90%
Ratio of net investment income (loss) to
   average net assets                                   (0.30)%           0.23%            0.12%            0.08%            1.03%
Portfolio turnover                                        102%             136%             147%             156%             114%

----------
(1)  Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                 DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the OpCap Equity Portfolio, OpCap Small Cap Portfolio (the "Portfolio"), OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Dividend Income Portfolio, NFJ Small Cap Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments, maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange.

   (B) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be composed of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

   (C) FEDERAL INCOME TAXES

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended December 31, 2004, the permanent differences are primarily attributable to net operating losses. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (F) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2004, the Portfolio's payable in connection with the Plan was $109,281, of which $25,657 was accrued during the year ended December 31, 2004.

   (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER

The Portfolio has an Investment Management Agreement (the "Agreement") with the Investment Adviser. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, aggregated $258,624,709 and $269,392,973, respectively.

(4) INCOME TAX INFORMATION

The tax character of dividends paid during the years ended December 31 were:

                                          2004               2003
                                        ---------          --------
Ordinary income                         $ 118,935          $ 96,741

At December 31, 2004, tax basis distributable earnings of $34,583,610 was comprised $19,529,573 from long-term capital gains and $15,054,037 from ordinary income.

The cost basis of portfolio securities for federal income tax purposes is $234,180,551. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $47,469,178; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $6,587,626; net unrealized appreciation for federal income tax purposes is $40,881,552.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

During the fiscal year ended December 31, 2003, the Portfolio utilized it entire capital loss carryforward of $392,452 from the prior year.

(5) REGULATORY AND LITIGATION MATTERS

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, AGI, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

(6) OFFICER APPOINTMENTS

On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004 Thomas J. Fuccillo was named as the Trust's Secretary.

OTHER INFORMATION  (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to Portfolio securities held by the Portfolio. A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at
(800) 700-8258; and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and
(ii) on the SEC's website at www.sec.gov.

FEDERAL TAX INFORMATION

9% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Small Cap Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of OpCap Small Cap Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 18, 2005

                               PIMCO ADVISORS VIT
                                BOARD OF TRUSTEES
                                   (UNAUDITED)

                                                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                        TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                       COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
-------------------------------------------------  --------------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY                                 Principal of Courtney Associates, Inc., a venture capital firm; former General
CHAIRMAN OF THE BOARD OF TRUSTEES                  Partner of Trivest Venture Fund, a private venture capital fund; Trustee of the
Age: 71                                            following open-end investment companies Tax-Free Trust of Arizona and 4 funds for
TRUSTEE SINCE: 1994                                the Hawaiian Trust; Chairman of the Board of Trustees for 10 Funds of
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                OppenheimerFunds, Inc.
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND
COMPLEX

V. LEE BARNES                                      Principal, Glenville Associates, management consultants to the insurance
Age: 68                                            industry; Director, Davis International Banking Consultants (London); Director,
TRUSTEE SINCE: 2000                                NetLearning Services Corporation. Formerly, Principal, McKinsey & Co., Inc.;
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                Executive Vice President, The Continental Corporation; Partner, Ernst & Young
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND       (Management Consulting); Vice President, Citicorp Global Insurance Division.
COMPLEX

PAUL Y. CLINTON                                    Principal of Clinton Management Associates, a financial and venture capital
Age: 74                                            consulting firm; Trustee of the following open-end investment companies:
TRUSTEE SINCE: 1994                                Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest International
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND       Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Inc.,
COMPLEX                                            Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York
                                                   Municipals and Bond Fund Series, Oppenheimer Convertible Securities Fund,
                                                   Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

LACY B. HERRMANN                                   Chairman and Chief Executive Officer of Aquila Management Corporation, the
Age: 75                                            sponsoring organization and manager, administrator and/or sub-adviser to a group
TRUSTEE SINCE: 1994                                to the following open-end investment companies, and Chairman of the Board of
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                Trustees and President of each: Churchill Cash Reserves Trust, Aquila Cascadia
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND       Equity Fund, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries
COMPLEX                                            Cash Assets Trust, Prime Cash Fund, Narrangansett Insured Tax-Free Income Fund,
                                                   Tax-Free Fund for Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for
                                                   Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, and Aquila Rocky
                                                   Mountain Equity Fund. Vice President, Director, Secretary, and formerly
                                                   Treasurer of Aquila Distributors, Inc., distributor of each of the above funds;
                                                   President and Chairman of the Board of Trustees of Capital Cash Management Trust
                                                   ("CCMT"), and an Officer and Trustee/Director of its predecessors. President and
                                                   Director of STCM Management Company, Inc., sponsor and adviser to CCMT.
                                                   Chairman, President and a Director of InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and Short-Term Asset Reserves;
                                                   Director of Oppenheimer Quest Value Fund, Inc.,

                                                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                        TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                       COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
-------------------------------------------------  --------------------------------------------------------------------------------
                                                   Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest International
                                                   Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Balanced
                                                   Fund, each of which is an open-end investment company; Trustee Emeritus of Brown
                                                   University. Formerly Chairman of the Board of Trustees and President of Hawaiian
                                                   Tax-Free Trust.

THEODORE T. MASON                                  Managing Director of Eastwind Power partners, Ltd. Since 1994 and of Louisiana
Age: 69                                            Power Partners, LLC from 1999 to 2003. Treasurer of the Alumni Association SUNY
TRUSTEE SINCE: 2000                                Maritime College since 2004 (President 2002-2003; First Vice President
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                2000-2001; Second Vice President 1998-1999) and Director of the same
TRUSTEE/DIRECTOR OF 5 FUNDS OUTSIDE OF FUND        organization since 1997. Chairman of the board of Hawaiian Tax Free Trust and
COMPLEX                                            Pacific Capital Cash Assets Trust (and Trustee since 1984), Pacific Capital
                                                   Tax-Free Cash assets Trust and Pacific Capital U.S. Government Securities Cash
                                                   Asset Trust (and Trustee since 1988) since 2004; Trustee of Churchill Tax-Free
                                                   Fund of Kentucky since 1992; Vice Chairman of the Board and Trustee of Capital
                                                   Cash Management Trust (inactive) from 1981, Trustee and Vice President,
                                                   1976-1981, and formerly Director of its predecessor; Director of STCM Management
                                                   Company, Inc., 1974-2004; Vice Chairman of the Board and Trustee of Prime Cash
                                                   Fund (inactive) from 1982; Trustee of Short Term Asset Reserves 1984-1986;
                                                   Trustee of Churchill Cash Reserves Trust (inactive) from 1985; Trustee of Aquila
                                                   Fund (inactive) since 2004. Director of the Maritime Industry Museum at Fort
                                                   Schuyler 2000-2004; Trustee of Maritime College at Fort Schuyler Foundation,
                                                   Inc. since 2000; Director of New York Council of the Navy League since 2002;
                                                   former National Officer of the Naval Reserve Association (twice) and Commanding
                                                   Officer of four Naval Reserve Units, Captain, USNR (Ret.).

BRIAN S. SHLISSEL                                  Executive Vice President, PA Fund Management LLC; President and Chief Executive
PRESIDENT, CHIEF EXECUTIVE OFFICER                 Officer, PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund,
Age:40                                             PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO
TRUSTEE SINCE: 2004                                California Municipal Income Fund II, PIMCO New York Municipal Income Fund II,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX.       III, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO
                                                   Corporate Opportunity Fund, Nicholas-Applegate Convertible & Income Fund, PIMCO
                                                   High Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating
                                                   Rate Income Fund, PIMCO Floating Rate Strategy Fund, Fixed Income SHares and
                                                   Municipal Advantage Fund Inc.

                                PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                  Chairman, Trustee
V. Lee Barnes                       Trustee
Paul Y. Clinton                     Trustee
Lacy B. Herrmann                    Trustee
Theodore T. Mason                   Trustee
Brian S. Shlissel                   Trustee, President & Chief Executive Officer
Malcolm Bishopp                     Executive Vice President
Michael Corelli                     Vice President and Portfolio Manager
Mark F. Degenhart                   Vice President and Portfolio Manager
Ben J. Fischer                      Vice President and Portfolio Manager
Colin Glinsman                      Vice President and Portfolio Manager
Louis P. Goldstein                  Vice President and Portfolio Manager
Matthew Greenwald                   Vice President and Portfolio Manager
William Gross                       Vice President and Portfolio Manager
Elisa A. Mazen                      Vice President and Portfolio Manager
Jaime Michaelson                    Vice President and Portfolio Manager
Robert K. Urquhart                  Vice President and Portfolio Manager
Lawrence G. Altadonna               Treasurer
Thomas J. Fuccillo                  Secretary
Youse Guia                          Chief Compliance Officer
Jennifer A. Patula                  Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

PIMCO ADVISORS VIT


PEA RENAISSANCE PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2004

MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                               2004 ANNUAL REPORT

                                                               February 15, 2005


Dear Shareholder:


I am pleased to provide you with the annual report of the PIMCO Advisors VIT--PEA Renaissance Portfolio (the "Portfolio") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                            PERFORMANCE & STATISTICS

                                   (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:

                                              1 YEAR        INCEPTION(1)(2)
   PEA Renaissance Portfolio                  16.68%            21.04%

   Russell MidCap Value Index+                23.71%            20.51%

                                TOP TEN HOLDINGS
                             (as a % of net assets)

Sanmina-SCI Corp.               5.9%

Reliant Energy, Inc.            5.3%

Fannie Mae                      5.1%

Navistar International Corp.    5.0%

Bowater, Inc.                   4.7%

JP Morgan Chase & Co.           3.9%

AmeriCredit Corp.               3.4%

UnitedGlobalCom Inc.            3.3%

Solectron Corp.                 2.6%

J.C. Penney Co., Inc.           2.5%

[CHART]

                               TOP FIVE INDUSTRIES
                                (% OF NET ASSETS)

ELECTRONICS        12.5%
FINANCING           9.9%
AUTOMOTIVE          8.5%
UTILITIES           8.1%
PAPER PRODUCTS      6.8%

[CHART]

  CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE RUSSELL MID
                                CAP VALUE INDEX+

                    PEA RENAISSANCE PORTFOLIO       RUSSELL MID CAP VALUE INDEX+
 7/10/2002(2)               $  10,000                         $  10,000
 7/31/2002                  $   9,320                         $   9,542
 8/31/2002                  $   9,110                         $   9,657
 9/30/2002                  $   7,531                         $   8,681
10/31/2002                  $   8,091                         $   8,957
11/30/2002                  $   9,461                         $   9,522
12/31/2002                  $   8,741                         $   9,295
 1/30/2003                  $   8,204                         $   9,037
 2/28/2003                  $   7,866                         $   8,887
 3/31/2003                  $   7,896                         $   8,918
 4/30/2003                  $   8,798                         $   9,595
 5/31/2003                  $  10,030                         $  10,440
 6/30/2003                  $  10,381                         $  10,513
 7/31/2003                  $  11,012                         $  10,840
 8/31/2003                  $  11,724                         $  11,225
 9/30/2003                  $  11,543                         $  11,137
10/31/2003                  $  12,374                         $  11,955
11/30/2003                  $  12,785                         $  12,301
12/31/2003                  $  13,786                         $  12,833
 1/31/2004                  $  14,139                         $  13,171
 2/29/2004                  $  14,416                         $  13,497
 3/31/2004                  $  14,325                         $  13,518
 4/30/2004                  $  13,920                         $  12,947
 5/31/2004                  $  14,225                         $  13,278
 6/30/2004                  $  14,713                         $  13,752
 7/31/2004                  $  14,033                         $  13,379
 8/31/2004                  $  13,870                         $  13,595
 9/30/2004                  $  14,073                         $  13,990
10/31/2004                  $  14,297                         $  14,314
11/30/2004                  $  15,465                         $  15,281
12/31/2004                  $  16,088                         $  15,874

The performance graph and total return information does not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.
+ The Russell MidCap Value Index is an unmanaged index that is not available for direct investment.
(1) Represents Average Annual Return.
(2) Inception Date: July 10, 2002.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                               PERFORMANCE SUMMARY

                                   (UNAUDITED)

[CHART]

                              PORTFOLIO COMPOSITION

Electronics                          $  4,954,634
Financing                            $  3,900,483
Automotive                           $  3,384,001
Utilities                            $  3,221,500
Paper Products                       $  2,709,505
Multi-Media                          $  2,697,442
Insurance                            $  2,331,771
Diversified Manufacturing            $  1,747,545
Financial Services                   $  1,529,192
Retail                               $  1,398,484
Chemicals                            $  1,259,572
Transportation                       $    979,488
Airlines                             $    949,514
Rental & Leasing                     $    786,240
Healthcare                           $    775,188
Food & Beverage                      $    767,886
Tobacco                              $    635,076
Waste Management                     $    616,192
Metals & Mining                      $    613,000
Consulting Services                  $    540,419
Semi-conductors                      $    455,308
Telecommunications                   $    380,808
Forestry                             $    326,610
Machinery                            $    156,978
Containers & Packing                 $    149,440
Oil & Gas                            $     45,000

- For the year ended December 31, 2004, the Portfolio returned 16.68% versus 23.71% for its benchmark, the Russell Mid-Cap Value Index.
- The U.S economy and stock markets continued to recover in 2004. The first-half of the year was plagued by investor uncertainty over rising oil prices, the outcome of the U.S presidential election and the strength of the economic recovery. In the fourth quarter, as oil prices eased and corporate earnings continued to come through on the high-end of estimates, stock markets rallied significantly. For the year, the top performing market sectors were energy and utilities, while healthcare and technology lagged the most.
- Strong stock selection and an overweighting in the materials sector was a significant contributor to portfolio performance for the year. The sector was a direct benefactor of the increase in global demand and production.
- Utilities exposure also aided portfolio performance during 2004. The sector was aided partially by rising energy prices as well as an increased investor appetite for dividend paying stocks--utility stocks typically pay a significantly higher yield than the market.
- Conversely, technology significantly detracted from the Portfolio's performance in 2004. Portfolio management anticipated corporations to begin investing the excess cash that's been accumulating on balance sheets in technology upgrades, however, this trend never fully materialized.
- The Portfolio's top individual stock pick for 2004 was energy delivery firm, Reliant Resources, Inc. The firm benefited from the sale of unprofitable assets and the earnings strength of remaining business Units. Other top contributors during the year included: J.C. Penney (retail), AmeriCredit Corp. (auto loans), Lyondall Chemical Co. (chemicals), and Mosaic Co. (fertilizer).
- Sanmina-SCI Corp was the largest detractor from performance in 2004. Sanmina-SCI is a contract electronics manufacturer with primary customers in the telecom, PC and high-end computing industries. Other detractors during the year included: Navistar International Corp. (trucking), Tenet Healthcare (healthcare services), and Teradyne (semiconductor test equipment).

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                               PORTFOLIO EXPENSES

                                   (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE:

Fund Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004 the beginning of the period and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                 EXPENSES PAID
                           BEGINNING           ENDING          DURING THE PERIOD
                         ACCOUNT VALUE      ACCOUNT VALUE       JULY 1, 2004 TO
                         JULY 1, 2004    DECEMBER 31, 2004(1)  DECEMBER 31, 2004*
                         -------------   --------------------  ------------------
Actual                      $ 1,000            $ 1,093.40            $ 6.05
Hypothetical                $ 1,000            $ 1,019.29            $ 5.85

* Expenses are equal to the Portfolio's annualized expense ratio of 1.15%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

  SHARES                                                                VALUE
----------                                                          ------------
              COMMON STOCK -- 91.6%
              AIRLINES -- 2.4%
    62,600    AMR Corp.*                                            $    685,470
    35,300    Delta Air Lines, Inc.*                                     264,044
                                                                    ------------
                                                                         949,514
                                                                    ------------

              AUTOMOTIVE -- 8.5%
    34,500    Cooper Tire & Rubber Co.                                   743,475
    44,800    Navistar International Corp.*                            1,970,304
    68,600    Visteon Corp.                                              670,222
                                                                    ------------
                                                                       3,384,001
                                                                    ------------

              CHEMICALS -- 3.2%
    50,986    Crompton Corp.                                             601,635
    18,405    Lyondell Chemical Co.                                      532,273
     7,700    Mosaic Co.*                                                125,664
                                                                    ------------
                                                                       1,259,572
                                                                    ------------

              CONSULTING SERVICES -- 1.4%
    67,300    BearingPoint, Inc.*                                        540,419
                                                                    ------------

              CONTAINERS & PACKING -- 0.4%
     8,000    Smurfit-Stone Container Corp.*                             149,440
                                                                    ------------

              DIVERSIFIED MANUFACTURING -- 2.6%
     1,800    Trinity Industries, Inc.                                    61,344
    26,700    Tyco International Ltd.                                    954,258
                                                                    ------------
                                                                       1,015,602
                                                                    ------------

              ELECTRONICS -- 12.5%
    27,400    Arrow Electronics, Inc.*                                   665,820
    43,000    Avnet, Inc.*                                               784,320
     9,600    Celestica, Inc. *                                          135,456
   274,800    Sanmina-SCI Corp.*                                       2,327,556
   195,400    Solectron Corp.*                                         1,041,482
                                                                    ------------
                                                                       4,954,634
                                                                    ------------

              FINANCIAL SERVICES -- 3.9%
    39,200    J.P. Morgan Chase & Co.                                  1,529,192
                                                                    ------------

              FINANCING -- 9.9%
    54,800    AmeriCredit Corp.*                                       1,339,860
    28,300    Fannie Mae                                               2,015,243
     7,400    Freddie Mac                                                545,380
                                                                    ------------
                                                                       3,900,483
                                                                    ------------

              FOOD & BEVERAGE -- 1.9%
    38,900    Safeway, Inc.*                                        $    767,886
                                                                    ------------

              HEALTHCARE -- 2.0%
    70,600    Tenet Healthcare Corp.*                                    775,188
                                                                    ------------

              INSURANCE -- 5.9%
    23,300    American Equity Investment
                Life Holding Co.                                         250,941
    35,000    Aon Corp                                                   835,100
    13,300    Conseco, Inc.*                                             265,335
     7,900    Old Republic International Corp.                           199,870
     9,700    PMI Group, Inc.                                            404,975
    14,500    Scottish Re Group Ltd.                                     375,550
                                                                    ------------
                                                                       2,331,771
                                                                    ------------

              MACHINERY -- 0.4%
     5,700    Flowserve Corp.*                                           156,978
                                                                    ------------

              METALS & MINING -- 1.5%
    12,500    Alcan, Inc.                                                613,000
                                                                    ------------

              MULTI-MEDIA -- 6.8%
    77,414    Liberty Media Corp.*                                       850,006
    11,732    Liberty Media International, Inc.*                         542,370
   135,100    UnitedGlobalCom, Inc.*                                   1,305,066
                                                                    ------------
                                                                       2,697,442
                                                                    ------------

              OIL & GAS -- 0.1%
    15,000    Yukos ADR.*                                                 45,000
                                                                    ------------

              PAPER PRODUCTS -- 6.8%
   121,500    Abitibi-Consolidated, Inc.                                 840,780
    42,500    Bowater, Inc.                                            1,868,725
                                                                    ------------
                                                                       2,709,505
                                                                    ------------

              RENTALS & LEASING -- 2.0%
    41,600    United Rentals, Inc.*                                      786,240
                                                                    ------------

              RETAIL -- 3.5%
    13,000    AnnTaylor Stores Corp.*                                    279,890
     8,600    Hollywood Entertainment Corp.*                             112,574
    24,300    J.C. Penney Co., Inc.                                    1,006,020
                                                                    ------------
                                                                       1,398,484
                                                                    ------------

              SEMI-CONDUCTORS -- 1.1%
    24,700    Kulicke and Soffa Industries, Inc.*                        212,914
    14,200    Teradyne, Inc.*                                            242,394
                                                                    ------------
                                                                         455,308
                                                                    ------------

  SHARES                                                                VALUE
----------                                                          ------------
              TELECOMMUNICATIONS -- 1.0%
    24,600    IDT Corp.*                                            $    380,808
                                                                    ------------

              TOBACCO -- 1.6%
    21,937    Loews Corp.-Carolina Group                                 635,076
                                                                    ------------

              TRANSPORTATION -- 2.5%
    45,600    Swift Transportation Co., Inc.*                            979,488
                                                                    ------------

              UTILITIES -- 8.1%
    32,000    AES Corp.*                                                 437,440
    35,500    Allegheny Energy, Inc.*                                    699,705
   152,700    Reliant Energy, Inc.*                                    2,084,355
                                                                    ------------
                                                                       3,221,500
                                                                    ------------

              WASTE MANAGEMENT -- 1.6%
    66,400    Allied Waste Industries, Inc.*                             616,192
                                                                    ------------
               Total Common Stock
                (cost-$32,290,304)                                    36,252,723
                                                                    ------------

              CANADIAN COMMON STOCK -- 2.7%
              DIVERSIFIED MANUFACTURING -- 1.9%
   370,000    Bombardier, Inc.                                           731,943
                                                                    ------------

              FORESTRY -- 0.8%
    54,500    Tembec, Inc.*                                              326,610
                                                                    ------------
               Total Canadian Common Stock
                (cost-$1,228,595)                                      1,058,553
                                                                    ------------
               Total Investments
                (cost-$33,518,899)                        94.3%       37,311,276

               Other assets less
                liabilities                                5.7         2,258,147
                                                         -----      ------------
               Net Assets                                100.0%     $ 39,569,423
                                                         =====      ============

----------
* Non-income producing security
  ADR - American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES

                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$33,518,899)                                                     $ 37,311,276
Cash                                                                                           14,848,523
Receivable for shares of beneficial interest sold                                                 108,303
Receivable for investment sold                                                                    120,308
Dividends receivable                                                                               11,742
Prepaid Expenses                                                                                      719
                                                                                             ------------
   Total Assets                                                                                52,400,871
                                                                                             ------------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                             12,780,710
Investment advisory fee payable                                                                    22,386
Accrued expenses                                                                                   28,352
                                                                                             ------------
   Total Liabilities                                                                           12,831,448
                                                                                             ------------
      Net Assets                                                                             $ 39,569,423
                                                                                             ============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)                  $     25,953
Paid-in-capital in excess of par                                                               33,854,083
Dividends in excess of net investment income                                                         (820)
Accumulated net realized gain on investments                                                    1,897,817
Net unrealized appreciation of investments and other assets and liabilities
   denominated in foreign currency                                                              3,792,390
                                                                                             ------------
      Net Assets                                                                             $ 39,569,423
                                                                                             ============
Shares outstanding                                                                              2,595,330
                                                                                             ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                               $      15.25
                                                                                             ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $2,870)                                    $    271,136
   Interest                                                                                           101
                                                                                             ------------
     Total investment income                                                                      271,237
                                                                                             ------------
EXPENSES:
   Investment advisory fees                                                                       253,050
   Custodian fees                                                                                  61,676
   Reports to shareholders                                                                         20,675
   Audit and tax services fees                                                                     17,193
   Trustee's fees and expenses                                                                      7,527
   Transfer agent fees                                                                              5,751
   Legal fees                                                                                       2,578
   Insurance expense                                                                                1,228
   Miscellaneous                                                                                    1,358
                                                                                             ------------
     Total expenses                                                                               371,036
     Less:  investment advisory fees waived                                                       (11,595)
            custody credits earned on cash balances                                               (43,159)
                                                                                             ------------
     Net expenses                                                                                 316,282
                                                                                             ------------
        Net investment loss                                                                       (45,045)
                                                                                             ------------
REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                                             3,927,243
   Net change in unrealized appreciation/depreciation of investments and other
     assets and liabilities denominated in foreign currency                                     1,748,790
                                                                                             ------------
     Net realized and unrealized gain on investments                                            5,676,033
                                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                              $  5,630,988
                                                                                             ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED DECEMBER 31,
                                                                               ----------------------------
                                                                                   2004            2003
                                                                               ------------    ------------
INVESTMENT OPERATIONS:
Net investment income (loss)                                                   $    (45,045)   $      1,717
Net realized gain on investments                                                  3,927,243         175,183
Net change in unrealized appreciation/depreciation of investments and
   other assets and liabilities denominated in foreign currency                   1,748,790       2,144,418
                                                                               ------------    ------------
   Net increase in net assets resulting from investment operations                5,630,988       2,321,318
                                                                               ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                    --          (2,133)
Net realized gains on investments                                                (2,044,061)        (96,710)
                                                                               ------------    ------------
   Total dividends and distributions to shareholders                             (2,044,061)        (98,843)
                                                                               ------------    ------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                             47,813,517      10,296,821
Reinvestment of dividends and distributions                                       2,044,061          98,843
Cost of shares redeemed                                                         (26,395,606)       (997,386)
                                                                               ------------    ------------
   Net increase in net assets from share transactions                            23,461,972       9,398,278
                                                                               ------------    ------------
     Total increase in net assets                                                27,048,899      11,620,753
NET ASSETS:
Beginning of year                                                                12,520,524         899,771
                                                                               ------------    ------------
End of year (including undistributed (dividends in excess of) net investment
   income of ($820) and $16, respectively)                                     $ 39,569,423    $ 12,520,524
                                                                               ============    ============
SHARES ISSUED AND REDEEMED:
Issued                                                                            3,348,771         889,651
Issued in reinvestment of dividends and distributions                               134,475           7,241
Redeemed                                                                         (1,805,455)        (81,727)
                                                                               ------------    ------------
   Net increase                                                                   1,677,791         815,165
                                                                               ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                                    FOR THE PERIOD
                                                                                                    JULY 10, 2002*
                                                                  YEAR ENDED                           THROUGH
                                                    DECEMBER 31, 2004      DECEMBER 31, 2003       DECEMBER 31, 2002
                                                   -----------------------------------------      ------------------
Net asset value, beginning of period               $            13.65     $             8.79      $            10.00
                                                   ------------------     ------------------      ------------------
INVESTMENT OPERATIONS:
Net investment income (loss)                                    (0.02)                  0.00**                  0.00**
Net realized and unrealized gain (loss) on
   investments and foreign currency transactions                 2.29                   4.97                   (1.21)
                                                   ------------------     ------------------      ------------------
   Total from investment operations                              2.27                   4.97                   (1.21)
                                                   ------------------     ------------------      ------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income                                              --                  (0.00)**                   --
Net realized gains                                              (0.67)                 (0.11)                     --
                                                   ------------------     ------------------      ------------------
   Total dividends and distributions
     to shareholders                                            (0.67)                 (0.11)                     --
                                                   ------------------     ------------------      ------------------
Net asset value, end of period                     $            15.25     $            13.65      $             8.79
                                                   ==================     ==================      ==================
TOTAL RETURN (1)                                                16.68%                 56.53%                 (12.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                  $           39,569     $           12,521      $              900
Ratio of expenses to average net assets (2)(3)                   1.14%                  1.08%                   1.06%(4)
Ratio of net investment income (loss) to
   average net assets (3)                                       (0.14)%                 0.04%                   0.10%(4)
Portfolio Turnover                                                 88%                    45%                     36%

----------
  * Commencement of operations.
 ** Less than $0.005.
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 1.17% and (0.18)%, respectively for the year ended December 31, 2004, 1.71% and (0.59)%, respectively, for year ended December 31, 2003, and 4.87% (annualized) and (3.71)% (annualized), respectively, for the period July 10, 2002 (commencement of operation) through December 31, 2002.
(4) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio (the "Portfolio"), NFJ Small Cap Value Portfolio, NFJ Dividend Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

  (B) INVESTMENT TRANSACTION AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (C) FEDERAL INCOME TAXES

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Portfolio intends not to be subject to U.S. federal excise tax.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended December 31, 2004, the permanent differences are primarily attributable to net operating losses. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

  (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio, Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

  (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (H) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to Independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2004, the Portfolio's payable in connection with the Plan was $820, of which $809 was accrued during the year ended December 31, 2004.

(2) INVESTMENT ADVISER/SUB-ADVISER

The Portfolio has an Investment Management Agreement (the "Agreement") with the Investment Adviser. Subject to the supervision of the Fund's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, an the annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and PEA Capital LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the first $400 million of average daily net assets, 0.375% on the next $400 million of average daily net assets and 0.35% thereafter of the Portfolio's average daily net assets for providing investment advisory services to the Portfolio. For the year ended December 31, 2004, the Investment Adviser paid the Sub-Adviser $126,525, of which $17,012 was payable at December 31, 2004.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, aggregated $44,542,508 and $24,188,377, respectively.

(4) INCOME TAX INFORMATION

The tax character of dividends and distributions paid during the years ended December 31:

                                                           2004          2003
                                                       ------------   ----------
Ordinary income                                        $  1,262,762   $   94,770
Long-term capital gains                                     781,299        4,073

At December 31, 2004, the tax character of distributable earnings of $1,930,777 was comprised $1,170,102 of ordinary income and $760,675 of long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes is $33,551,858. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $4,539,137; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $779,719; net unrealized appreciation for federal income tax purposes is $3,759,418.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5) REGULATORY AND LITIGATION MATTERS

On September 13, 2004, the Securities & Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser, including PEA Capital LLC (sub-adviser to the Portfolio) (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by the Affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, the Investment Adviser and certain of the Affiliates and employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, AGI, the Affiliates, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser, and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Trust.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

(6) OFFICER APPOINTMENTS

On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004 Thomas J. Fuccillo was named as the Trust's Secretary.

(7) SUBSEQUENT EVENT

On February 11, 2005, the Trust's Board of Trustees met and considered: (i) the termination of PEA Capital LLC as the sub-adviser to the Portfolio effective as of the close of business on February 11, 2005, and (ii) adding the Portfolio under the Portfolio Management Agreement (the "Agreement") with Oppenheimer Capital LLC ("Oppenheimer Capital") effective as of the termination of the portfolio management agreement with PEA Capital LLC. Under the Agreement, Oppenheimer Capital will assume portfolio management responsibility for the Portfolio.

OTHER INFORMATION (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to Portfolio securities held by the Portfolio.

A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and (ii) on the SEC's website at www.sec.gov.

FEDERAL TAX INFORMATION

The Portfolio paid long-term capital gain dividends of $0.2495 per share during the year ended December 31, 2004.

11% of the dividends distributed during the year ended December 31, 2004 qualifies for the dividends-received deduction for corporate shareholders.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                   REPORT OF REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of PIMCO Advisors VIT--PEA Renaissance Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PEA Renaissance Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period July 10, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 18, 2005

                               PIMCO ADVISORS VIT
                                BOARD OF TRUSTEES
                                   (UNAUDITED)

                                                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                            TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                           COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
----------------------------------------------------   -----------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY                                     Principal of Courtney Associates, Inc., a venture capital firm; former
CHAIRMAN OF THE BOARD OF TRUSTEES                      General Partner of Trivest Venture Fund, a private venture capital fund;
Age: 71                                                Trustee of the following open-end investment companies: Tax-Free Trust of
TRUSTEE SINCE: 1994                                    Arizona and 4 funds for the Hawaiian Trust; Chairman of the Board of
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    Trustees for 10 Funds of Oppenheimer Funds, Inc.
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND
COMPLEX

V. LEE BARNES                                          Principal, Glenville Associates, management consultants to the insurance
Age: 68                                                industry; Director, Davis International Banking Consultants (London);
TRUSTEE SINCE: 2000                                    Director, NetLearning Services Corporation. Formerly, Principal, McKinsey &
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    Co., Inc.; Executive Vice President, The Continental Corporation; Partner,
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND           Ernst & Young (Management Consulting); Vice President, Citicorp Global
COMPLEX                                                Insurance Division.

PAUL Y. CLINTON                                        Principal of Clinton Management Associates, a financial and venture capital
Age: 74                                                consulting firm; Trustee of the following open-end investment companies:
TRUSTEE SINCE: 1994                                    Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    International Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc.,
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND           Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced
COMPLEX                                                Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series
                                                       Limited Term New York Municipals and Bond Fund Series, Oppenheimer
                                                       Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

LACY B. HERRMANN                                       Chairman and Chief Executive Officer of Aquila Management Corporation, the
Age: 75                                                sponsoring organization and manager, administrator and/or sub-adviser to a
TRUSTEE SINCE: 1994                                    group to the following open-end investment companies, and Chairman of the
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    Board of Trustees and President of each: Churchill Cash Reserves Trust,
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND           Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific
COMPLEX                                                Capital U.S. Treasuries Cash Assets Trust, Prime Cash Fund, Narrangansett
                                                       Insured Tax-Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free Fund
                                                       of Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon, Tax-Free
                                                       Trust of Arizona, and Aquila Rocky Mountain Equity Fund. Vice President,
                                                       Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and
                                                       Trustee/Director of its predecessors. President and Director of STCM
                                                       Management Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and Short-Term

                                                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                            TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                           COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
----------------------------------------------------   -----------------------------------------------------------------------------
                                                       Asset Reserves; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer
                                                       Quest Capital Value Fund, Inc., Oppenheimer Quest International Fund, Inc.,
                                                       Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Balanced Fund,
                                                       each of which is an open-end investment company; Trustee Emeritus of Brown
                                                       University. Formerly Chairman of the Board of Trustees and President of
                                                       Hawaiian Tax-Free Trust.

THEODORE T. MASON                                      Managing Director of Eastwind Power partners, Ltd. Since 1994 and of
Age: 69                                                Louisiana Power Partners, LLC from 1999 to 2003. Treasurer of the Alumni
TRUSTEE SINCE: 2000                                    Association SUNY Maritime College since 2004 (President 2002-2003; First Vice
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    President 2000-2001; Second Vice President 1998-1999) and Director of the
TRUSTEE/DIRECTOR OF 5 FUNDS OUTSIDE OF FUND            same organization since 1997. Chairman of the board of Hawaiian Tax Free
COMPLEX                                                Trust and Pacific Capital Cash Assets Trust (and Trustee since 1984), Pacific
                                                       Capital Tax-Free Cash assets Trust and Pacific Capital U.S. Government
                                                       Securities Cash Asset Trust (and Trustee since 1988) since 2004; Trustee of
                                                       Churchill Tax-Free Fund of Kentucky since 1992; Vice Chairman of the Board and Trustee of Capital Cash Management Trust (inactive) from 1981, Trustee and Vice President, 1976-1981, and formerly Director of its predecessor;
                                                       Director of STCM Management Company, Inc., 1974-2004; Vice Chairman of the
                                                       Board and Trustee of Prime Cash Fund (inactive) from 1982; Trustee of Short
                                                       Term Asset Reserves 1984-1986; Trustee of Churchill Cash Reserves Trust
                                                       (inactive) from 1985; Trustee of Aquila Fund (inactive) since 2004. Director of the Maritime Industry Museum at Fort Schuyler 2000-2004; Trustee of
                                                       Maritime College at Fort Schuyler Foundation, Inc. since 2000; Director of
                                                       New York Council of the Navy League since 2002; former National Officer of the Naval Reserve Association (twice) and Commanding Officer of four Naval
                                                       Reserve Units, Captain, USNR (Ret.).

BRIAN S. SHLISSEL                                      Executive Vice President, PA Fund Management LLC; President and Chief
PRESIDENT, CHIEF EXECUTIVE OFFICER                     Executive Officer, PIMCO Municipal Income Fund, PIMCO California Municipal
Age: 40                                                Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income
TRUSTEE SINCE: 2004                                    Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                    Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX.           Income Fund III, PIMCO New York Municipal Income Fund III, PIMCO Corporate
                                                       Income Fund, PIMCO Corporate Opportunity Fund, Nicholas-Applegate Convertible
                                                       & Income Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible &
                                                       Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy
                                                       Fund, Fixed Income SHares and Municipal Advantage Fund Inc.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                         Chairman, Trustee
V. Lee Barnes                              Trustee
Paul Y. Clinton                            Trustee
Lacy B. Herrmann                           Trustee
Theodore T. Mason                          Trustee
Brian S. Shlissel                          Trustee, President & Chief Executive Officer
Malcolm Bishopp                            Executive Vice President
Kenneth W. Corba                           Vice President and Portfolio Manager
Michael Corelli                            Vice President and Portfolio Manager
Mark F. Degenhart                          Vice President and Portfolio Manager
Ben J. Fischer                             Vice President and Portfolio Manager
Colin Glinsman                             Vice President and Portfolio Manager
Louis P. Goldstein                         Vice President and Portfolio Manager
Matthew Greenwald                          Vice President and Portfolio Manager
William Gross                              Vice President and Portfolio Manager
Benjamin D. Gutstein                       Vice President and Portfolio Manager
Elisa A. Mazen                             Vice President and Portfolio Manager
Jaime Michaelson                           Vice President and Portfolio Manager
Robert K. Urquhart                         Vice President and Portfolio Manager
Lawrence G. Altadonna                      Treasurer
Thomas J. Fuccillo                         Secretary
Youse Guia                                 Chief Compliance Officer
Jennifer A. Patula                         Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
PEA Capital LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

PIMCO ADVISORS VIT


OPCAP MANAGED PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2004

MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO

                               2004 ANNUAL REPORT


                                                               February 15, 2005

Dear Shareholder:


I am pleased to provide you with the annual report of the PIMCO Advisors VIT--OpCap Managed Portfolio (the "Portfolio") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO

                               2004 ANNUAL REPORT
                                   (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:

                                   1 YEAR       3 YEAR(1)    5 YEAR(1)    10 YEAR(1)(2)       INCEPTION(1)(2)(3)
     OpCap Managed Portfolio        10.77%        3.88%        3.18%           11.13%               13.07%
     S&P 500 Index+                 10.88%        3.61%       (2.30)%          12.10%               12.08%

                                TOP TEN HOLDINGS
                              OF EQUITY SECURITIES
                                (% of net assets)

Tyco International, Ltd.             3.6%

Citigroup, Inc.                      2.9%

Sanofi-Aventis                       2.7%

ConocoPhillips                       2.5%

Wells Fargo & Co.                    2.3%

Nucor Corp.                          2.2%

American International Group, Inc.   2.2%

Bank of America Corp.                2.2%

Lennar Corp.                         2.1%

ChevronTexaco Corp.                  2.0%

[CHART]

                    TOP FIVE INDUSTRIES -- EQUITY SECURITIES
                                (% of net assets)

FINANCIAL SERVICES             8.6%
RETAIL                         7.4%
OIL & GAS                      7.2%
DIVERSIFIED MANUFACTURING      5.2%
MULTI-MEDIA                    4.9%

[CHART]

                              PORTFOLIO COMPOSITION
                            (% of total investments)

Bonds                    25.0%
Equities                 66.2%
Short Term Investments    8.8%

The performance graph and total return calculations do not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.

+ The S&P 500 is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.
(1)  Represents Average Annual Total Return.
(2) Based on the result of the PIMCO Advisors VIT and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present PIMCO Advisors VIT (the "Present Trust")--at which time the Present Trust commenced operations. Total net assets of the OpCap Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the OpCap Managed Portfolio of the Present Trust reflect the performance of the OpCap Managed Portfolio of the Old Trust.
(3)  Inception Date: August 1, 1988.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                              PERFORMANCE SUMMARY

                                   (UNAUDITED)

[CHART]

CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE S&P 500 INDEX+

                     OPCAP MANAGED
                       PORTFOLIO       S&P 500 INDEX+
12/31/1994             $  10,000         $  10,000
  1/1/1995             $  10,350         $  10,259
  2/1/1995             $  10,981         $  10,659
  3/1/1995             $  11,300         $  10,974
  4/1/1995             $  11,752         $  11,296
  5/1/1995             $  12,551         $  11,748
  6/1/1995             $  12,965         $  12,021
  7/1/1995             $  13,510         $  12,420
  8/1/1995             $  13,591         $  12,451
  9/1/1995             $  13,917         $  12,976
 10/1/1995             $  13,819         $  12,929
 11/1/1995             $  14,303         $  13,497
 12/1/1995             $  14,546         $  13,758
 1/31/1996             $  15,114         $  14,225
 2/29/1996             $  15,250         $  14,358
 3/31/1996             $  15,585         $  14,495
 4/30/1996             $  15,710         $  14,708
 5/31/1996             $  15,914         $  15,088
 6/30/1996             $  15,850         $  15,145
 7/31/1996             $  15,327         $  14,476
 8/31/1996             $  15,879         $  14,781
 9/30/1996             $  16,641         $  15,613
10/31/1996             $  17,141         $  16,044
11/30/1996             $  17,929         $  17,257
12/31/1996             $  17,893         $  16,916
 1/31/1997             $  18,806         $  17,973
 2/28/1997             $  18,618         $  18,113
 3/31/1997             $  18,096         $  17,369
 4/30/1997             $  18,784         $  18,406
 5/31/1997             $  19,573         $  19,526
 6/30/1997             $  20,395         $  20,401
 7/31/1997             $  21,741         $  22,025
 8/31/1997             $  21,132         $  20,792
 9/30/1997             $  21,787         $  21,931
10/31/1997             $  21,373         $  21,199
11/30/1997             $  21,844         $  22,180
12/31/1997             $  21,865         $  22,562
 1/31/1998             $  22,104         $  22,812
 2/28/1998             $  23,180         $  24,457
 3/31/1998             $  23,924         $  25,709
 4/30/1998             $  24,271         $  25,969
 5/31/1998             $  23,978         $  25,522
 6/30/1998             $  24,282         $  26,558
 7/31/1998             $  23,415         $  26,277
 8/31/1998             $  20,081         $  22,477
 9/30/1998             $  21,035         $  23,918
10/31/1998             $  22,549         $  25,862
 11/1/1998             $  23,469         $  27,430
12/31/1998             $  23,420         $  29,010
  1/1/1999             $  22,991         $  30,222
  2/1/1999             $  22,865         $  29,282
  3/1/1999             $  23,354         $  30,454
  4/1/1999             $  25,321         $  31,632
  5/1/1999             $  24,429         $  30,886
  6/1/1999             $  25,106         $  32,600
  7/1/1999             $  24,318         $  31,583
  8/1/1999             $  23,613         $  31,425
  9/1/1999             $  23,629         $  30,564
 10/1/1999             $  24,992         $  32,498
 11/1/1999             $  24,773         $  33,158
12/31/1999             $  24,587         $  35,111
 1/31/2000             $  24,107         $  33,349
 2/28/2000             $  22,297         $  32,718
 3/31/2000             $  24,139         $  35,918
 4/28/2000             $  24,295         $  34,837
 5/31/2000             $  24,721         $  34,123
 6/30/2000             $  23,853         $  34,966
 7/31/2000             $  23,591         $  34,420
 8/31/2000             $  24,546         $  36,558
 9/30/2000             $  24,890         $  34,627
10/31/2000             $  25,788         $  34,482
11/30/2000             $  25,726         $  31,765
12/31/2000             $  26,982         $  31,920
 1/31/2001             $  27,001         $  33,054
 2/28/2001             $  26,809         $  30,039
 3/31/2001             $  26,463         $  28,135
 4/30/2001             $  27,262         $  30,321
 5/31/2001             $  27,876         $  30,524
 6/30/2001             $  27,059         $  29,782
 7/31/2001             $  27,270         $  29,490
 8/31/2001             $  26,318         $  27,644
 9/30/2001             $  25,239         $  25,413
10/31/2001             $  24,977         $  25,899
11/30/2001             $  25,674         $  27,885
12/31/2001             $  25,661         $  28,128
 1/31/2002             $  25,412         $  27,723
 2/28/2002             $  25,183         $  27,171
 3/31/2002             $  25,906         $  28,201
 4/30/2002             $  25,046         $  26,500
 5/31/2002             $  24,765         $  26,294
 6/30/2002             $  23,633         $  24,408
 7/31/2002             $  22,220         $  22,514
 8/31/2002             $  22,409         $  22,372
 9/30/2002             $  20,489         $  19,954
10/31/2002             $  21,314         $  21,718
11/30/2002             $  21,730         $  22,997
12/31/2002             $  21,326         $  21,647
 1/31/2003             $  21,046         $  21,080
 2/28/2003             $  20,796         $  20,764
 3/31/2003             $  20,690         $  20,965
 4/30/2003             $  21,791         $  22,693
 5/31/2003             $  22,952         $  23,889
 6/30/2003             $  23,152         $  24,194
 7/31/2003             $  23,159         $  24,620
 8/31/2003             $  23,849         $  25,100
 9/30/2003             $  23,823         $  24,834
10/31/2003             $  24,804         $  26,240
11/30/2003             $  25,121         $  26,471
12/31/2003             $  25,963         $  27,858
 1/31/2004             $  26,825         $  28,370
 2/28/2004             $  27,278         $  28,765
 3/31/2004             $  26,686         $  28,330
 4/30/2004             $  25,792         $  27,886
 5/31/2004             $  26,115         $  28,268
 6/30/2004             $  26,632         $  28,816
 7/31/2004             $  26,086         $  27,862
 8/31/2004             $  26,295         $  27,974
 9/30/2004             $  26,907         $  28,276
10/31/2004             $  27,082         $  28,708
11/30/2004             $  28,084         $  29,871
12/31/2004             $  28,758         $  30,887

- For the year ended December 31, 2004, the Portfolio returned 10.77%, versus 10.88% for its benchmark, the S&P 500 Index. Since its inception on August 1, 1988, the Portfolio's average annual return of 13.07%, outperformed the benchmark return of 12.08%.
- 2004 was a year of transition for the economy--from disinflation to price stability, from recovery to expansion. Stocks returned to near historical norms, with the S&P 500 Index returning 10.88%. This double-digit growth was achieved despite significant moves, both up and down, amid investors' concerns about Iraq, oil prices, interest rates and the Presidential election.
- All major fixed income sectors posted gains for the year, capping a year in which bonds showed unexpected strength. The 10-year Treasury yield ended the year at 4.22%, 3 basis points lower than at the start of the year. The Lehman Brothers Aggregate Bond Index returned 4.34% for the year despite several major headwinds. These included expanding U.S. fiscal deficits, a falling U.S. dollar and market perceptions as the year began that interest rates were bound to rise from levels near historic lows.
- Real return bonds outperformed Treasuries and were among the best performing fixed income sectors for the year. Real yields on longer maturity financial services fell as much as 25 basis points. Emerging market bonds continued their strong performance of the last several years, outpacing all other bond sectors. Among government bond markets worldwide, European government bonds outpaced Treasuries by a wide margin. European returns did not face the same headwinds as did U.S. bonds from the Federal Reserve's tightening cycle.
- The Portfolio's top stock contributor for the year was Nucor Corp. Nucor is the largest steel producer in the U.S. with non-residential construction as its primary customer. Other top contributors included Tyco International Ltd. (diversified manufacturing), Aetna inc. (healthcare), ConocoPhillips (oil & gas) and Textron Inc. (aerospace & defense).
- The largest detractor from performance during the year was Intel Corp., a major producer of personal computer semiconductor components. Other detractors included Pfizer Inc. (drugs and medical products), Office Depot Inc. (retail), and Bank of New York Co., Inc. (financial services).

The performance graph and total return calculations do not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.

+ The S&P 500 is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO

                               PORTFOLIO EXPENSES
                                   (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, the beginning of the period and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your cost would have been higher.

                                                         EXPENSES PAID
                    BEGINNING          ENDING           DURING THE PERIOD
                  ACCOUNT VALUE     ACCOUNT VALUE       JULY 1, 2004 TO
                  JULY 1, 2004   DECEMBER 31, 2004(1)  DECEMBER 31, 2004*
                  -------------  --------------------  ------------------
Actual              $  1,000          $  1,079.90            $  4.81
Hypothetical        $  1,000          $  1,020.46            $  4.68

* Expenses are equal to the Portfolio's annualized expense ratio of 0.92%; multiplied by the average account value over the period; multiplied by 184/366 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

   SHARES                                                                           VALUE
--------------                                                                 ---------------
                 COMMON STOCK -- 70.5%
                 ADVERTISING -- 3.8%
        87,300   Omnicom Group, Inc.                                           $     7,361,136
       130,800   WPP Group plc ADR                                                   7,148,220
                                                                               ---------------
                                                                                    14,509,356
                                                                               ---------------
                 AUTOMOTIVE -- 1.5%
        94,300   Harley-Davidson, Inc.                                               5,728,725
                                                                               ---------------
                 BANKING -- 2.2%
       177,000   Bank of America Corp.                                               8,317,230
                                                                               ---------------
                 BUILDING / CONSTRUCTION -- 3.7%
       100,500   Centex Corp.                                                        5,987,790
       140,400   Lennar Corp.                                                        7,957,872
                                                                               ---------------
                                                                                    13,945,662
                                                                               ---------------
                 BUSINESS SERVICES -- 0.7%
        62,200   ChoicePoint, Inc. (a)                                               2,860,578
                                                                               ---------------
                 COMPUTERS -- 0.7%
        28,150   International Business
                   Machines Corp.                                                    2,775,027
                                                                               ---------------
                 CONSUMER PRODUCTS -- 0.7%
        63,900   Sherwin-Williams Co.                                                2,851,857
                                                                               ---------------
                 DIVERSIFIED MANUFACTURING -- 5.2%
        85,050   Textron, Inc.                                                       6,276,690
       381,100   Tyco International Ltd.                                            13,620,514
                                                                               ---------------
                                                                                    19,897,204
                                                                               ---------------
                 DRUGS & MEDICAL PRODUCTS -- 4.8%
       156,100   Boston Scientific Corp. (a)                                         5,549,355
        98,100   Pfizer, Inc.                                                        2,637,909
       252,500   Sanofi-Aventis ADR                                                 10,112,625
                                                                               ---------------
                                                                                    18,299,889
                                                                               ---------------
                 FINANCIAL SERVICES -- 8.6%
       230,600   Citigroup, Inc.                                                    11,110,308
        35,700   Freddie Mac                                                         2,631,090
       112,800   Merrill Lynch & Co., Inc.                                           6,742,056
        63,800   Morgan Stanley                                                      3,542,176
       138,600   Wells Fargo & Co.                                                   8,613,990
                                                                               ---------------
                                                                                    32,639,620
                                                                               ---------------
                 HEALTHCARE -- 3.7%
        33,100   Aetna, Inc.                                                   $     4,129,225
       110,200   Amgen, Inc.(a)                                                      7,069,330
        23,800   WellPoint, Inc. (a)                                                 2,737,000
                                                                               ---------------
                                                                                    13,935,555
                                                                               ---------------
                 INSURANCE -- 3.2%
        48,800   Ambac Financial Group, Inc.                                         4,007,944
       127,700   American International
                   Group, Inc.                                                       8,386,059
                                                                               ---------------
                                                                                    12,394,003
                                                                               ---------------
                 LEISURE -- 0.8%
        56,150   Royal Caribbean Cruises Ltd.                                        3,056,806
                                                                               ---------------
                 MANUFACTURING -- 1.9%
        99,100   Eaton Corp.                                                         7,170,876
                                                                               ---------------
                 METALS & MINING -- 4.5%
        86,800   Alcoa, Inc.                                                         2,727,256
       158,500   Inco Ltd. (a)                                                       5,829,630
       160,500   Nucor Corp.                                                         8,400,570
                                                                               ---------------
                                                                                    16,957,456
                                                                               ---------------
                 MULTI-MEDIA -- 4.9%
       329,622   DIRECTV Group, Inc. (a)                                             5,517,872
       114,900   EchoStar Communications Corp.                                       3,819,276
       300,500   Time Warner Inc. (a)                                                5,841,720
        94,600   Viacom, Inc.                                                        3,442,494
                                                                               ---------------
                                                                                    18,621,362
                                                                               ---------------
                 NETWORKING -- 1.1%
       214,800   Cisco Systems, Inc. (a)                                             4,145,640
                                                                               ---------------
                 OIL & GAS -- 7.2%
       130,200   BP plc                                                              7,603,680
       146,600   ChevronTexaco Corp.                                                 7,697,966
       109,700   ConocoPhillips                                                      9,525,251
        52,600   Nabors Industries, Ltd. (a)                                         2,697,854
                                                                               ---------------
                                                                                    27,524,751
                                                                               ---------------
                 RETAIL -- 7.4%
       136,100   Abercrombie & Fitch Co.                                             6,389,895
        52,550   Kmart Holding Corp. (a)                                             5,199,823
       153,300   Kohl's Corp.(a)                                                     7,537,761
       128,400   Sears, Roebuck and Co.                                              6,552,252
        45,500   Wal-Mart Stores, Inc.                                               2,403,310
                                                                               ---------------
                                                                                    28,083,041
                                                                               ---------------

   SHARES                                                                           VALUE
--------------                                                                 ---------------
                 COMMON STOCK (CONTINUED)
                 SEMI-CONDUCTORS -- 1.9%
       311,400   Intel Corp.                                                   $     7,283,646
                                                                               ---------------
                 TELECOMMUNICATIONS -- 2.0%
       487,900   Nokia Corp. ADR                                                     7,645,393
                                                                               ---------------
                   Total Common Stock
                     (cost-$228,866,080)                                           268,643,677
                                                                               ---------------

   PRINCIPAL
    AMOUNT                                                  CREDIT RATING
    (000)                                                   (MOODY'S/S&P)*
--------------                                            -----------------
                 CORPORATE BONDS &
                    NOTES -- 1.1%
                 AIRLINES -- 0.1%
$        1,861   United Air Lines, Inc.,
                   8.03%, 7/1/11 (e)                            NR/NR                  315,214
           495   United Air Trust,
                   11.56%, 5/27/06
                   (a)(c)(d)(e)                                 NR/NR                   98,991
                                                                               ---------------
                                                                                       414,205
                                                                               ---------------
                 AUTOMOTIVE -- 0.2%
           700   DaimlerChrysler Holdings Co.,
                   2.64%, 2/17/05,
                   FRN (b)                                      A3/BBB                 699,736
                                                                               ---------------
                 FINANCING -- 0.5%
           800   Ford Motor Credit Corp.,
                   3.24%, 2/16/05,
                   FRN (b)                                     A3/BBB-                 799,020
         1,000   HSBC Capital Funding Corp.,
                   9.55%, 6/30/10,
                   VRN (b)(f)                                   A1/A-                1,245,857
                                                                               ---------------
                                                                                     2,044,877
                                                                               ---------------
                 OIL & GAS -- 0.2%
           200   El Paso Energy Corp.,
                   8.05%, 10/15/30 (b)                         Caa1/NR                 193,500
           700   Sonat, Inc., 7.625%,
                   7/15/11 (b)                                Caa1/CCC+                724,500
                                                                               ---------------
                                                                                       918,000
                                                                               ---------------
                 TELECOMMUNICATIONS -- 0.1%
            50   U.S. West Communications, Inc.,
                   7.50%, 6/15/23 (b)                          Ba3/BB-                  49,750
                                                                               ---------------
                   Total Corporate Bonds & Notes
                     (cost-$5,184,145)                                               4,126,568
                                                                               ---------------
                 MORTGAGE-RELATED
                   SECURITIES (b) -- 0.1%
$          119   CS First Boston Mortgage
                   Securities Corp.,
                   6.16%, 1/1/05, FRN                          Aaa/AAA         $       120,892
           157   Prime Mortgage Trust,
                   2.82%, 1/25/05, FRN                          NR/AAA                 157,509
                                                                               ---------------
                   Total Mortgage-Related
                     Securities
                     (cost-$277,653)                                                   278,401
                                                                               ---------------
                 MUNICIPAL BONDS & NOTES (b) -- 0.2%
                 MICHIGAN -- 0.1%
           200   Michigan State Building
                   Auth. Rev., 5.25%, 10/15/12,
                   Ser. I (FSA)                                Aaa/AAA                 225,370
                                                                               ---------------
                 TEXAS -- 0.1%
           400   Lower Colorado River Auth. Texas
                   Rev., 5.00%, 5/15/33
                   (AMBAC)                                     Aaa/AAA                 407,372
                                                                               ---------------
                   Total Municipal Bonds & Notes
                     (cost-$628,689)                                                   632,742
                                                                               ---------------

   SHARES
--------------
                 PREFERRED STOCK -- 0.2%
                 BANKING -- 0.2%
            68   DG Funding Trust, 4.80%,
                   (cost-$716,526)
                   (c)(d)(f)                                   Aaa/AAA                 727,600
                                                                               ---------------

  PRINCIPAL
   AMOUNT
   (000)
--------------
                 SOVEREIGN DEBT
                 OBLIGATIONS (b) -- 2.9%
                 Federal Republic of Brazil,
$           32     3.125%, 4/15/05, FRN                        B1-/BB-                  31,260
         1,621     8.00%-11.00%,
                   1/11/12-4/15/14                              B1/BB-               1,798,961
EURO     4,900   Federal Republic of Germany,
                   3.75%-5.00%,
                   7/4/12-7/4/13                               Aaa/AAA               7,253,491
$          100   Republic of Panama,
                   8.25%, 4/22/08                               Ba1/BB                 111,000
           100   Republic of Peru,
                   9.125%, 2/21/12                              Ba3/BB                 116,500
           500   Russian Federation,
                   5.00%, 3/31/30                              Baa3/BB+                514,500

  PRINCIPAL
   AMOUNT                                                   CREDIT RATING
   (000)                                                    (MOODY'S/S&P)*          VALUE
--------------                                            -----------------    ---------------
$        1,100   United Mexican States,
                   8.375%, 1/14/11                            Baa1/BBB-        $     1,291,950
                                                                               ---------------
                   Total Sovereign Debt Obligations
                     (cost-$9,999,423)                                              11,117,662
                                                                               ---------------
                 U.S. GOVERNMENT AGENCY
                   SECURITIES -- 16.8%
                 Fannie Mae,
         1,959     3.077%-4.298%, 1/1/05,
                   FRN (b)                                     Aaa/AAA               1,998,073
        22,001     5.00%-6.50%,
                   6/1/16-3/1/34 (b)                           Aaa/AAA              22,419,664
        16,500     5.00%-5.50%,
                   1/31/19-1/31/34 (g)                         Aaa/AAA              16,757,812
                 Freddie Mac,
            97     2.85%-7.83%, 1/1/05-1/15/05,
                   FRN (b)                                     Aaa/AAA                  97,462
           746     5.00%-6.00%,
                   3/1/16-9/15/32 (b)                          Aaa/AAA                 769,525
                 Government National Mortgage
                   Association,
         2,505     2.91%-4.00%, 1/1/05-1/20/05,
                   FRN (b)                                     Aaa/AAA               2,542,809
         1,000     6.00%, 1/31/34 (g)                          Aaa/AAA               1,034,531
        18,222   Small Business Administration Co.,
                   4.52%-7.45%,
                   8/1/10-12/1/24 (b)                          Aaa/AAA               18,362,451
                                                                               ---------------
                   Total U.S. Government Agency
                     Securities (cost-$64,084,259)                                  63,982,327
                                                                               ---------------
                 U.S. TREASURY NOTES & BONDS (b) -- 5.4%
        10,467   0.875%-3.875%,
                 1/15/09-7/15/14                               Aaa/AAA              11,278,575
         9,400   3.50%-4.875%,
                 11/15/09-2/15/12                              Aaa/AAA              9,411,410
                                                                               ---------------
                   Total U.S. Treasury Notes &
                     Bonds (cost-$20,737,683)                                       20,689,985
                                                                               ---------------
                 SHORT-TERM INVESTMENTS (b) -- 9.4%
                 U.S. GOVERNMENT AGENCY SECURITIES -- 8.8%
            27   Fannie Mae,
                   6.50%, 9/1/05                               Aaa/AAA                  27,278
        33,600   Federal Home Loan Bank,
                   1.00%-1.25%,
                   1/3/05                                      Aaa/AAA              33,598,071
                                                                               ---------------
                   Total U.S. Government Agency
                     Securities
                     (cost-$33,625,464)                                             33,625,349
                                                                               ---------------
                 COMMERCIAL PAPER -- 0.1%
                 FINANCIAL SERVICES -- 0.1%
$          500   General Motors Acceptance Corp.,
                   2.404%-2.54%,
                   3/22/05-4/5/05                               P2/A-3         $       496,967
                                                                               ---------------
                 FINANCING -- 0.0%
           100   Ford Motor Credit Corp.,
                 2.52%, 4/7/05                                 P-2/A-3                  99,328
                                                                               ---------------
                   Total Commercial Paper
                     (cost-$596,295)                                                   596,295
                                                                               ---------------
                 CORPORATE NOTES (e) -- 0.4%
                 FINANCING -- 0.3%
Y       50,000   AIG SunAmerica Institutional
                 Funding,
                 1.20%, 1/26/05                                Aaa/AAA                 487,102
$          200   Ford Motor Credit Corp.,
                 7.60%, 8/1/05                                 A3/BBB-                 204,668
                 General Motors Acceptance Corp.,
           400     3.33%, 1/20/05,
                   FRN                                        Baa1/BBB-                401,474
           200     7.60%, 8/1/05                              Baa1/BBB-                204,120
                                                                               ---------------
                                                                                     1,297,364
                                                                               ---------------
                 SOVEREIGN -- 0.1%
        13,000   Republic of Italy,
                   3.75%, 6/8/05                               Aa2/AA-                 128,557
                                                                               ---------------
                   Total Corporate Notes
                     (cost-$1,410,500)                                               1,425,921
                                                                               ---------------
                 U.S. TREASURY BILLS -- 0.1%
           250   2.195%, 3/3/05
                   (cost-$249,070)                             Aaa/AAA                 249,070
                                                                               ---------------
                   Total Short-Term Investments
                     (cost-$35,881,329)                                             35,896,635
                                                                               ---------------
                   Total Investments
                     (cost-$366,375,787)                         106.6%            406,095,597
                   Liabilities in excess of
                     other assets                                 (6.6)            (25,041,888)
                                                                ------         ---------------
                   Net Assets                                    100.0%        $   381,053,709
                                                                ======         ===============

NOTES TO SCHEDULE OF INVESTMENTS:

*    Unaudited
(a)  Non-income producing security.
(b) All or partial amount segregated as collateral for when-issued or delayed-delivery securities.
(c)  Fair-valued security.
(d)  Security deemed illiquid.
(e)  Issuer in default.
(f) 144A Security--security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional investors.
(g) When-issued or delayed-delivery security. To be delivered/settled after December 31, 2004.

GLOSSARY:

ADR -  American Depositary Receipts.
AMBAC - insured by American Municipal Bond Assurance Corp.
EURO - Euro dollar
FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on December 31, 2004.
FSA - insured by Financial Security Assurance, Inc.
VRN - Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on December 31, 2004.
Y - Japanese Yen
NR - Not Rated

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$366,375,787)                                     $   406,095,597
Cash (including foreign currency of $693,333 with a cost of $679,509)                 890,233
Interest and dividends receivable                                                   1,126,280
Unrealized appreciation on swaps                                                      114,035
Premium for swaps purchased                                                           162,137
Receivable for shares of beneficial interest sold                                       8,445
Unrealized appreciation on forward foreign currency contracts                          12,109
Prepaid expenses                                                                       25,207
                                                                              ---------------
   Total Assets                                                                   408,434,043
                                                                              ---------------

LIABILITIES:
Payable for investments purchased                                                  26,349,021
Investment advisory fee payable                                                       258,046
Unrealized depreciation on swaps                                                       29,159
Payable for shares of beneficial interest redeemed                                    127,260
Premium for swaps sold                                                                 33,348
Unrealized depreciation on forward foreign currency contracts                          99,692
Accrued expenses                                                                      483,808
                                                                              ---------------
   Total Liabilities                                                               27,380,334
                                                                              ---------------
     Net Assets                                                               $   381,053,709
                                                                              ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $        89,186
Paid-in-capital in excess of par                                                  326,040,781
Undistributed net investment income                                                 3,621,230
Accumulated net realized gain on investments                                       11,562,808
Net unrealized appreciation of investments, swaps and other assets
   and liabilities denominated in foreign currency                                 39,739,704
                                                                              ---------------
     Net Assets                                                               $   381,053,709
                                                                              ===============
Shares outstanding                                                                  8,918,590
                                                                              ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $         42.73
                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
   Interest                                                       $    3,901,747
   Dividends (net of foreign withholding taxes of $37,847)             3,939,850
                                                                  --------------
     Total investment income                                           7,841,597
                                                                  --------------
EXPENSES:
   Investment advisory fees                                            3,130,311
   Trustees' fees and expenses                                           128,130
   Custodian fees                                                         95,606
   Reports to shareholders                                                86,930
   Audit and tax services fees                                            56,920
   Transfer agent fees                                                    42,408
   Legal fees                                                             16,500
   Insurance expense                                                       9,403
   Miscellaneous                                                          21,100
                                                                  --------------
     Total expenses                                                    3,587,308
     Less: custody credits earned on cash balances                        (4,230)
                                                                  --------------
     Net expenses                                                      3,583,078
                                                                  --------------
        Net investment income                                          4,258,519
                                                                  --------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
     Investments                                                      47,815,163
     Options written                                                     225,279
     Swaps                                                               731,177
     Foreign currency transactions                                      (436,318)
   Net change in unrealized appreciation/depreciation on:
     Investments                                                     (13,371,549)
     Options written                                                     (67,996)
     Swaps                                                                32,220
     Foreign currency transactions                                       (59,851)
                                                                  --------------
        Net realized and unrealized gain                              34,868,125
                                                                  --------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS   $   39,126,644
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                              2004              2003
                                                                         --------------    --------------
INVESTMENT OPERATIONS:
Net investment income                                                    $    4,258,519    $    5,757,584
Net realized gain on investments, options written,
   swaps and foreign currency transactions                                   48,335,301        25,054,478
Net change in unrealized appreciation/depreciation of investments, options written, swaps and other assets and liabilities denominated
   in foreign currency                                                      (13,467,176)       45,173,643
                                                                         --------------    --------------
   Net increase in net assets resulting from investment operations           39,126,644        75,985,705
                                                                         --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                         (6,039,590)       (7,158,548)
                                                                         --------------    --------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                         14,341,252        17,734,174
Reinvestment of dividends                                                     6,039,590         7,158,548
Cost of shares redeemed                                                     (86,209,987)      (72,629,538)
                                                                         --------------    --------------
   Net decrease in net assets from share transactions                       (65,829,145)      (47,736,816)
                                                                         --------------    --------------
     Total increase (decrease) in net assets                                (32,742,091)       21,090,341
NET ASSETS:
Beginning of year                                                           413,795,800       392,705,459
                                                                         --------------    --------------
End of year (including undistributed net investment income of
   $3,621,230 and $5,659,130, respectively)                              $  381,053,709    $  413,795,800
                                                                         ==============    ==============
SHARES ISSUED AND REDEEMED:
Issued                                                                          353,864           493,165
Issued in reinvestment of dividends                                             149,273           227,762
Redeemed                                                                     (2,160,285)       (2,129,830)
                                                                         --------------    --------------
   Net decrease                                                              (1,657,148)       (1,408,903)
                                                                         ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                 YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year                     $      39.13   $      32.77   $      40.15   $      43.20   $      43.65
                                                       ------------   ------------   ------------   ------------   ------------
INVESTMENT OPERATIONS:
Net investment income                                          0.48           0.56           0.64           0.68           0.99
Net realized and unrealized
   gain (loss) on investments, options written,
   swaps and foreign curency transactions                      3.70           6.42          (7.32)         (2.76)          2.41
                                                       ------------   ------------   ------------   ------------   ------------
   Total from investment operations                            4.18           6.98          (6.68)         (2.08)          3.40
                                                       ------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income                                         (0.58)         (0.62)         (0.70)         (0.97)         (0.58)
Net realized gains                                               --             --             --             --          (3.27)
                                                       ------------   ------------   ------------   ------------   ------------
   Total dividends and
     distributions to shareholders                            (0.58)         (0.62)         (0.70)         (0.97)         (3.85)
                                                       ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                           $      42.73   $      39.13   $      32.77   $      40.15   $      43.20
                                                       ============   ============   ============   ============   ============

TOTAL RETURN (1)                                              10.77%         21.75%        (16.88)%        (4.91)%         9.74%

RATIO/SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $    381,054   $    413,796   $    392,705   $    572,321   $    693,469
Ratio of expenses to average net assets (2)                    0.92%          0.93%          0.88%          0.88%          0.86%
Ratio of net investment income to average net assets           1.09%          1.49%          1.57%          1.47%          2.20%
Portfolio Turnover                                              111%           215%           159%           162%           168%

----------
(1)  Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(M) in Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio (the "Portfolio"), OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio, NFJ Dividend Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued as determined in good faith pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. Portfolio securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended December 31, 2004, the permanent differences are primarily attributable to the differing treatment of foreign currency transactions and paydown losses. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E) FOREIGN CURRENCY TRANSLATIONS

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period end exchange rates is reflected as a component of net unrealized appreciation of investments, options written, swaps and other assets and liabilities denominated in foreign currency. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

   (F) OPTION TRANSACTIONS

The Portfolio may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

   (G) FORWARD FOREIGN CURRENCY CONTRACTS

The Portfolio enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio's Statement of Assets and Liabilities.

   (H) INFLATION-INDEXED BONDS

The Portfolio may purchase inflation indexed bonds. Inflation-indexed bonds are fixed income securities whose principal is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statement of Operations, even though investors do not receive principal until maturity.

   (I) DELAYED-DELIVERY TRANSACTIONS

The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

   (J) INTEREST RATE/CREDIT DEFAULT SWAPS

The Porfolio may enter into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in a credit default swap contract, the Portfolio would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded to realized gain (loss).

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolio would receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Portfolios would make period payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded to realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolio with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolios are included as part of net realized gain (loss) and/or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily by the Portfolio's Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Portfolio's Statement of Operations. Payments received or made at the beginning of the measurement period are reflected in the Statement of Assets and Liabilities. For a credit default swap sold by the Portfolio, payment of the agreed upon amount made by the Portfolios in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolio, the agreed upon amount received by the Portfolio in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolio.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

   (K) REPURCHASE AGREEMENTS

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

   (L) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (M) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (N) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan. The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2004, the Portfolio's payable in connection with the Plan was $342,511, of which $43,638 was accrued during the year ended December 31, 2004.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a Sub-Advisory agreement between the Investment Adviser and Pacific Investment Management Co. LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.25% of the average daily net assets for that portion of the Portfolio's investments that it provides investment advisory services. For the year ended December 31, 2004, the Investment Adviser paid the Sub-Adviser $260,857, of which $22,774 was payable at December 31, 2004.

(3) INVESTMENTS IN SECURITIES

(a) For the year ended December 31, 2004, purchases and sales of securities, other than short-term and government securities, aggregated $409,409,950 and $483,637,039, respectively.

(b) Transactions in options written for the year ended December 31, 2004:

                                         CONTRACTS
                                           (000)        PREMIUMS
                                         ----------    ----------
Options outstanding, December 31, 2003        4,600    $   75,279
Options written                              20,000       150,000
Options expired                             (24,600)     (225,279)
                                         ----------    ----------
Options outstanding, December 31, 2004           --    $        0
                                         ==========    ==========

(c) Forward foreign currency contracts outstanding at December 31, 2004:

                                       NOTIONAL                                                   UNREALIZED
                                        AMOUNT         U.S.$ VALUE ON       U.S.$ VALUE          APPRECIATION
                                        (000)         ORIGINATION DATE   DECEMBER 31, 2004      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
PURCHASED:
Japenese Yen, settling 1/27/05      Y       62,000      $      593,824      $      603,524      $        9,700
Japanese Yen, settling 1/27/05      Y       15,233             146,152             148,561               2,409

SOLD:
Eurodollar, settling 1/10/05        EURO     5,522           7,413,252           7,475,133             (61,881)
Japanese Yen, settling 1/27/05      Y       95,089             889,555             927,366             (37,811)
                                                                                                --------------
                                                                                                $      (87,583)
                                                                                                ==============

(d) Interest rate swap contracts outstanding at December 31, 2004:

                                                                         RATE TYPE
                                                             ---------------------------------
                                 NOTIONAL                      PAYMENTS            PAYMENTS       UNREALIZED
                                  AMOUNT      TERMINATION       MADE BY            RECEIVED      APPRECIATION
SWAP COUNTERPARTY                 (000)          DATE          PORTFOLIO         BY PORTFOLIO   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Barclay's Bank plc              GBP    100      6/18/34          5.00%          6 Month LIBOR     $    (4,427)
Barclay's Bank plc              US$    200      6/15/07      3 Month LIBOR          4.00%                 338
Goldman Sachs                   US$  7,600      6/15/15      3 Month LIBOR          5.00%              43,677
JP Morgan Chase                 EURO   800      6/18/34      6 Month LIBOR          6.00%              65,304
JP Morgan Chase                 GBP    100      6/18/34          5.00%          6 Month LIBOR          (4,053)
Merrill Lynch                   EURO   100      6/18/34      6 Month LIBOR          6.00%               4,588
Morgan Stanley                  GBP    100      6/18/34          5.00%          6 Month LIBOR            (713)
Morgan Stanley                  US$  4,100      6/15/05      3 Month LIBOR          4.00%              (6,865)
Morgan Stanley                  US$  1,000      6/15/15          5.00%          3 Month LIBOR          (3,342)
UBS                             GBP    200      6/18/34          5.00%          6 Month LIBOR          (9,759)
                                                                                                  -----------
                                                                                                  $    84,748
                                                                                                  ===========

(e) Credit default swap contracts outstanding at December 31, 2004:

                                      NOTIONAL
                                       AMOUNT                            FIXED
                                     PAYABLE ON                         PAYMENTS
SWAP COUNTERPARTY/                    DEFAULT        TERMINATION        RECEIVED         UNREALIZED
REFERENCED DEBT OBLIGATION             (000)             DATE         BY PORTFOLIO      APPRECIATION
----------------------------------------------------------------------------------------------------
JP Morgan
Russian Federation 5.00%, 3/31/30      $   100          8/4/05            0.98%         $        128
                                                                                        ============

----------
EURO -- Euro dollar
LIBOR -- London Interbank Offered Rate
GBP -- Great Britain Pounds
Y  -- Japanese Yen

(4) INCOME TAX INFORMATION

The tax character of dividends paid during the years ended December 31 were:

                                                2004              2003
                                            -----------       ------------
Ordinary income                             $  6,039,590      $  7,158,548

At December 31, 2004, tax basis distributable earnings of $16,059,852 was comprised $6,653,835 from long-term capital gains and $9,406,017 from ordinary income.

The cost basis of portfolio securities for federal income tax purposes is $366,536,612. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $45,424,973; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $5,865,988; unrealized appreciation for federal income tax purposes is $39,558,985.

The difference between book and tax basis unrealized/depreciation is primarily attributable to wash sales.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized currency losses arising after October 31, 2004 of $462,473. Such losses are treated for tax purposes as arising on January 1, 2005.

(5) REGULATORY AND LITIGATION MATTERS

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, AGI, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

The Investment Adviser, Sub-Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's, Sub-Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

(6) OFFICER APPOINTMENTS

On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004 Thomas J. Fuccillo was named as the Trust's Secretary.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO

                                DECEMBER 31, 2004

OTHER INFORMATION (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to Portfolio securities held by the Portfolio. A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Portfolio at
(800) 700-8258; and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio (800) 700-8258 and (ii) on the SEC's website at www.sec.gov.

FEDERAL TAX INFORMATION

20% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Managed Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of OpCap Managed Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 18, 2005

                               PIMCO ADVISORS VIT
                                BOARD OF TRUSTEES
                                   (UNAUDITED)

                                               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                    TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                   COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
--------------------------------------------   ----------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY                             Principal of Courtney Associates, Inc., a venture capital firm; former
CHAIRMAN OF THE BOARD OF TRUSTEES              General Partner of Trivest Venture Fund, a private venture capital fund;
Age: 71                                        Trustee of the following open-end investment companies: Tax-Free Trust of
TRUSTEE SINCE: 1994                            Arizona and 4 funds for the Hawaiian Trust; Chairman of the Board of
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            Trustees for 10 Funds of Oppenheimer Funds, Inc.
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND
COMPLEX

V. LEE BARNES                                  Principal, Glenville Associates, management consultants to the insurance
Age: 68                                        industry; Director, Davis International Banking Consultants (London);
TRUSTEE SINCE: 2000                            Director, NetLearning Services Corporation. Formerly, Principal,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            McKinsey & Co., Inc.; Executive Vice President, The Continental Corporation;
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND   Partner, Ernst & Young (Management Consulting); Vice President, Citicorp
COMPLEX                                        Global Insurance Division.

PAUL Y. CLINTON                                Principal of Clinton Management Associates, a financial and venture
Age: 74                                        capital consulting firm; Trustee of the following open-end investment
TRUSTEE SINCE: 1994                            companies: Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            Quest International Fund, Inc., Oppenheimer Quest Capital Value Fund,
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND   Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest
COMPLEX                                        Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio
                                               Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer
                                               Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

LACY B. HERRMANN                               Chairman and Chief Executive Officer of Aquila Management Corporation,
Age: 75                                        the sponsoring organization and manager, administrator and/or sub-adviser
TRUSTEE SINCE: 1994                            to a group to the following open-end investment companies, and Chairman
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            of the Board of Trustees and President of each: Churchill Cash Reserves
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND   Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust,
COMPLEX                                        Pacific Capital U.S. Treasuries Cash Assets Trust, Prime Cash Fund,
                                               Narrangansett Insured Tax-Free Income Fund, Tax-Free Fund for Utah,
                                               Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for Colorado, Tax-Free
                                               Trust of Oregon, Tax-Free Trust of Arizona, and Aquila Rocky Mountain
                                               Equity Fund. Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds;
                                               President and Chairman of the Board of Trustees of Capital Cash
                                               Management Trust ("CCMT"), and an Officer and Trustee/Director of its
                                               predecessors. President and Director of STCM Management Company, Inc.,
                                               sponsor and adviser to CCMT. Chairman, President and a Director of InCap
                                               Management Corporation, formerly, sub-adviser and administrator of Prime
                                               Cash Fund and Short-Term Asset Reserves; Director of Oppenheimer Quest
                                               Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer
                                               Quest International Fund, Inc., Oppenheimer Quest Opportunity Value Fund,
                                               Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University. Formerly Chairman of the
                                               Board of Trustees and President of Hawaiian Tax-Free Trust.

                                               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                    TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                   COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
--------------------------------------------   ----------------------------------------------------------------------------------
THEODORE T. MASON                              Managing Director of Eastwind Power partners, Ltd. Since 1994 and of
Age: 69                                        Louisiana Power Partners, LLC from 1999 to 2003. Treasurer of the Alumni
TRUSTEE SINCE: 2000                            Association SUNY Maritime College since 2004 (President 2002-2003; First Vice
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            President 2000-2001; Second Vice President 1998-1999) and Director of the
TRUSTEE/DIRECTOR OF 5 FUNDS OUTSIDE OF FUND    same organization since 1997. Chairman of the board of Hawaiian Tax Free Trust
COMPLEX                                        and Pacific Capital Cash Assets Trust (and Trustee since 1984), Pacific Capital
                                               Tax-Free Cash assets Trust and Pacific Capital U.S. Government Securities Cash
                                               Asset Trust (and Trustee since 1988) since 2004; Trustee of Churchill Tax-Free
                                               Fund of Kentucky since 1992; Vice Chairman of the Board and Trustee of
                                               Capital Cash Management Trust (inactive) from 1981, Trustee and Vice President,
                                               1976-1981, and formerly Director of its predecessor; Director of STCM Management
                                               Company, Inc., 1974-2004; Vice Chairman of the Board and Trustee of Prime Cash
                                               Fund (inactive) from 1982; Trustee of Short Term Asset Reserves 1984-1986; Trustee
                                               of Churchill Cash Reserves Trust (inactive) from 1985; Trustee of Aquila Fund
                                               (inactive) since 2004. Director of the Maritime Industry Museum at Fort Schuyler
                                               2000-2004; Trustee of Maritime College at Fort Schuyler Foundation, Inc. since
                                               2000; Director of New York Council of the Navy League since 2002; former National
                                               Officer of the Naval Reserve Association (twice) and Commanding Officer of four
                                               Naval Reserve Units, Captain, USNR (Ret.).

BRIAN S. SHLISSEL                              Executive Vice President, PA Fund Management LLC; President and Chief Executive
PRESIDENT, CHIEF EXECUTIVE OFFICER             Officer, PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund,
Age: 40                                        PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO
TRUSTEE SINCE: 2004                            California Municipal Income Fund II, PIMCO New York Municipal Income Fund II,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX            PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX.   New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate
                                               Opportunity Fund, Nicholas-Applegate Convertible & Income Fund, PIMCO High Income
                                               Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income
                                               Fund, PIMCO Floating Rate Strategy Fund, Fixed Income SHares and Municipal Advantage
                                               Fund Inc.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                                    Chairman of the Board of Trustees
V. Lee Barnes                                         Trustee
Paul Y. Clinton                                       Trustee
Lacy B. Herrmann                                      Trustee
Theodore T. Mason                                     Trustee
Brian S. Shlissel                                     Trustee, President & Chief Executive Officer
Malcolm Bishopp                                       Executive Vice President
Michael Corelli                                       Vice President and Portfolio Manager
Mark F. Degenhart                                     Vice President and Portfolio Manager
Ben J. Fischer                                        Vice President and Portfolio Manager
Colin Glinsman                                        Vice President and Portfolio Manager
Louis P. Goldstein                                    Vice President and Portfolio Manager
Matthew Greenwald                                     Vice President and Portfolio Manager
William Gross                                         Vice President and Portfolio Manager
Elisa A. Mazen                                        Vice President and Portfolio Manager
Jaime Michaelson                                      Vice President and Portfolio Manager
Robert K. Urquhart                                    Vice President and Portfolio Manager
Lawrence G. Altadonna                                 Treasurer
Thomas J. Fuccillo                                    Secretary
Youse Guia                                            Chief Compliance Officer
Jennifer A. Patula                                    Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Co LLC
840 Newport Center Dr.
Newport Beach, CA 92660

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820


This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

PIMCO ADVISORS VIT

OPCAP GLOBAL EQUITY PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2004


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO

                               2004 ANNUAL REPORT

                                                               February 15, 2005


Dear Shareholder:

I am pleased to provide you with the annual report of the PIMCO Advisors VIT--OpCap Global Equity Portfolio (the "Portfolio") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.


/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                            PERFORMANCE & STATISTICS

                                   (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:

                                                               1 YEAR    3 YEAR*    5 YEAR*    INCEPTION*/**
     OpCap Global Equity Portfolio                              12.53%      6.92%      1.98%            9.60%

     Morgan Stanley Capital International World Index+          14.72%      6.94%     (2.45)%           8.32%

                              TOP TEN U.S. HOLDINGS
                                (% of net assets)

Wal-Mart Stores Inc.                    2.7%

Tiffany & Co.                           2.4%

Intel Corp.                             2.3%

ConocoPhillips                          2.2%

DIRECTV Group Inc.                      2.1%

Morgan Stanley                          2.0%

International Paper Co.                 1.9%

Citigroup Inc.                          1.9%

Exxon Mobile Corp.                      1.7%

American International Group Inc.       1.7%

                            TOP TEN FOREIGN HOLDINGS
                                (% of net assets)

Swatch Group AG                         2.8%

Tyco International Ltd.                 2.5%

SKF AB                                  2.0%

NTT DoCoMo Inc.                         2.0%

Shizuoko Bank, Ltd.                     1.9%

Tesco plc                               1.8%

Inco Ltd.                               1.8%

Rio Tinto                               1.8%

Arcelor                                 1.8%

Banco Populare di Verona
Novara e Novara Scrl                    1.6%

[CHART]

                               TOP FIVE INDUSTRIES
                                (% of net assets)

RETAIL                                  11.2%
BANKING                                  9.3%
FINANCIAL SERVICES                       9.3%
DRUGS & MEDICAL PRODUCTS                 8.9%
OIL & GAS                                8.2%

The performance graph and total return calculations do not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.

+ The Morgan Stanley Capital International World Index is an unmanaged index that is not available for direct investment. All dividends are reinvested.
*    Represents Average Annual Return.
**   Inception Date: March 1, 1995.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                               PERFORMANCE SUMMARY

                                   (UNAUDITED)

[CHART]

        CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE
                MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX+

               OPCAP GLOBAL EQUITY        MORGAN STANLEY CAPITAL
                    PORTFOLIO           INTERNATIONAL WORLD INDEX+
    3/1/95**        $  10,000                  $     10,000
   3/31/95          $   9,970                  $     10,480
   4/30/95          $  10,230                  $     10,843
   5/31/95          $  10,620                  $     10,933
   6/30/95          $  10,940                  $     10,911
   7/31/95          $  11,529                  $     11,439
   8/31/95          $  11,488                  $     11,167
   9/30/95          $  11,798                  $     11,537
  10/31/95          $  11,608                  $     11,353
  11/30/95          $  11,758                  $     11,744
  12/31/95          $  11,873                  $     12,085
   1/31/96          $  12,046                  $     12,301
   2/29/96          $  12,164                  $     12,374
   3/31/96          $  12,338                  $     12,577
   4/30/96          $  12,634                  $     12,870
   5/31/96          $  12,757                  $     12,879
   6/30/96          $  12,788                  $     12,942
   7/31/96          $  12,327                  $     12,483
   8/31/96          $  12,716                  $     12,622
   9/30/96          $  12,951                  $     13,115
  10/31/96          $  12,982                  $     13,204
  11/30/96          $  13,525                  $     13,941
  12/31/96          $  13,654                  $     13,715
   1/31/97          $  13,933                  $     13,878
   2/28/97          $  14,014                  $     14,035
   3/31/97          $  13,900                  $     13,754
   4/30/97          $  14,117                  $     14,201
   5/31/97          $  14,850                  $     15,074
   6/30/97          $  15,573                  $     15,824
   7/31/97          $  16,440                  $     16,550
   8/31/97          $  15,572                  $     15,439
   9/30/97          $  16,337                  $     16,276
  10/31/97          $  15,665                  $     15,417
  11/30/97          $  15,654                  $     15,687
  12/31/97          $  15,568                  $     15,875
   1/31/98          $  15,808                  $     16,315
   2/28/98          $  17,005                  $     17,416
   3/31/98          $  17,722                  $     18,149
   4/30/98          $  18,309                  $     18,323
   5/31/98          $  18,212                  $     18,091
   6/30/98          $  18,070                  $     18,518
   7/31/98          $  17,710                  $     18,484
   8/31/98          $  15,068                  $     16,017
   9/30/98          $  15,351                  $     16,297
  10/31/98          $  16,341                  $     17,767
   11/1/98          $  17,276                  $     18,820
  12/31/98          $  17,637                  $     19,737
    1/1/99          $  17,523                  $     20,167
    2/1/99          $  17,488                  $     19,629
    3/1/99          $  18,404                  $     20,443
    4/1/99          $  19,676                  $     21,247
    5/1/99          $  18,942                  $     20,467
    6/1/99          $  19,997                  $     21,419
    7/1/99          $  20,055                  $     21,352
    8/1/99          $  20,169                  $     21,312
    9/1/99          $  19,895                  $     21,103
   10/1/99          $  20,995                  $     22,196
   11/1/99          $  21,373                  $     22,817
  12/31/99          $  22,315                  $     24,661
 1/31/2000          $  21,655                  $     23,246
 2/29/2000          $  20,343                  $     23,306
 3/31/2000          $  21,836                  $     24,914
 4/30/2000          $  21,639                  $     23,858
 5/31/2000          $  22,104                  $     23,252
 6/30/2000          $  22,204                  $     24,031
 7/31/2000          $  21,851                  $     23,351
 8/31/2000          $  22,288                  $     24,107
 9/30/2000          $  21,795                  $     22,822
10/31/2000          $  22,203                  $     22,437
11/30/2000          $  22,161                  $     21,072
12/31/2000          $  23,364                  $     21,410
 1/31/2001          $  22,969                  $     21,831
 2/28/2001          $  22,289                  $     19,984
 3/31/2001          $  21,090                  $     18,657
 4/30/2001          $  22,168                  $     20,027
 5/31/2001          $  22,245                  $     19,747
 6/30/2001          $  21,476                  $     19,127
 7/31/2001          $  21,521                  $     18,880
 8/31/2001          $  20,968                  $     17,987
 9/30/2001          $  19,290                  $     16,400
10/31/2001          $  19,306                  $     16,714
11/30/2001          $  19,937                  $     17,700
12/31/2001          $  20,136                  $     17,809
 1/31/2002          $  19,629                  $     17,268
 2/28/2002          $  19,458                  $     17,116
 3/31/2002          $  20,293                  $     17,869
 4/30/2002          $  19,737                  $     17,262
 5/31/2002          $  19,628                  $     17,291
 6/30/2002          $  18,716                  $     16,240
 7/31/2002          $  17,140                  $     14,869
 8/31/2002          $  17,263                  $     14,894
 9/30/2002          $  15,718                  $     13,254
10/31/2002          $  16,614                  $     14,231
11/30/2002          $  17,063                  $     14,997
12/31/2002          $  16,629                  $     14,268
 1/31/2003          $  16,150                  $     13,833
 2/28/2003          $  15,927                  $     13,591
 3/31/2003          $  15,755                  $     13,546
 4/30/2003          $  17,095                  $     14,746
 5/31/2003          $  18,028                  $     15,585
 6/30/2003          $  18,152                  $     15,853
 7/31/2003          $  18,574                  $     16,174
 8/31/2003          $  19,134                  $     16,521
 9/30/2003          $  19,165                  $     16,620
10/31/2003          $  20,348                  $     17,604
11/30/2003          $  20,675                  $     17,870
12/31/2003          $  21,874                  $     18,991
 1/31/2004          $  22,434                  $     19,294
 2/28/2004          $  22,659                  $     19,617
 3/31/2004          $  22,237                  $     19,487
 4/30/2004          $  21,784                  $     19,088
 5/31/2004          $  21,925                  $     19,261
 6/30/2004          $  22,489                  $     19,656
 7/31/2004          $  21,832                  $     19,015
 8/31/2004          $  21,753                  $     19,099
 9/30/2004          $  22,286                  $     19,460
10/31/2004          $  22,725                  $     19,937
11/30/2004          $  23,773                  $     20,984
12/31/2004          $  24,617                  $     21,785

- For the year ended December 31, 2004, the Portfolio returned 12.53%, versus 14.72% for its benchmark, the Morgan Stanley Capital International World Index. Since its inception on March 1, 1995, the Portfolio's average annual return of 9.60%, outperformed the benchmark return of 8.32%.

- Global stocks experienced strong gains across all major developed markets during 2004. Continued economic improvement and robust corporate profitability lifted stock prices, which in U.S. dollar terms received an additional boost from further foreign currency appreciation.

- Telecom and utility stocks led markets higher, aided by a widespread reach for yield as sustained low bond rates drove investors toward dividend paying stocks. From a regional perspective, Pacific ex-Japan stocks, particularly Australia and New Zealand, were the top performers.

- The global economy continued to recover led by the U.S. and U.K. whose gross domestic product gains outpaced growth in the Eurozone and Japan. Exports, rather than domestic consumption, remain Japan's engine of growth.

- The Portfolio's underweighting in utilities and stock selection in the financial services sector hampered performance as the Portfolio was not positioned in the higher yielding names that led the market as we did not anticipate investors' appetite for yield.

-  The top individual stock contributors to performance in 2004 were:
   ConocoPhillips (oil & gas), Tyco International Ltd. (diversified industrials), AT&T Wireless Services, Inc. (telecommunications), and Fletcher Building Ltd. (building/construction).

- The largest detractors from performance in 2004 included: Intel Corp. (semi-conductors), Bombardier Inc. (aerospace/defense), Electronic Data Systems Corp. (consulting) and Pfizer, Inc (drugs & medical products).

The performance graph and total return calculations do not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.

+ The Morgan Stanley Capital International World Index is an unmanaged index that is not available for direct investment. All dividends are reinvested.
**   Inception Date: March 1, 1995

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO

                               2004 ANNUAL REPORT
                                   (UNAUDITED)

                              PORTFOLIO COMPOSITION

United States                 $         11,094,745
France                        $          3,037,612
Japan                         $          2,717,676
United Kingdom                $          2,163,370
Germany                       $          1,643,301
Switzerland                   $          1,350,961
Bermuda                       $            993,234
Canada                        $            846,486
Austria                       $            638,456
Sweden                        $            559,119
Italy                         $            437,524
Liberia                       $            430,076
Mexico                        $            357,466
New Zealand                   $            314,105
Singapore                     $            266,726
Hong Kong                     $            177,093
Netherlands                   $            146,407
Finland                       $            126,927

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                               PORTFOLIO EXPENSES

                                   (UNAUDITED)


SHAREHOLDER EXPENSE EXAMPLE:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, at the beginning of the period, and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your cost would have been higher.

                                                                                  EXPENSES PAID
                                      BEGINNING               ENDING            DURING THE PERIOD
                                    ACCOUNT VALUE          ACCOUNT VALUE         JULY 1, 2004 TO
                                    JULY 1, 2004       DECEMBER 31, 2004(1)     DECEMBER 31, 2004*
                                    -------------      --------------------     ------------------
Actual                              $       1,000      $           1,094.60     $             6.69
Hypothetical                        $       1,000      $           1,018.65     $             6.46

* Expenses are equal to the Portfolio's annualized expense ratio of 1.27%; multiplied by the average account value over the period; multiplied by 184/366 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

   SHARES                                                                              VALUE
------------                                                                     -----------------
                COMMON STOCK -- 99.7%
                AUSTRIA -- 2.3%
                METALS & MINING -- 1.0%
       2,200    Bohler-Uddeholm AG                                               $         276,908
                                                                                 -----------------

                BUILDING/CONSTRUCTION -- 1.3%
       7,600    Wienerberger AG                                                            361,548
                                                                                 -----------------
                  Total Austria                                                            638,456
                                                                                 -----------------

                BERMUDA -- 3.6%
                DIVERSIFIED MANUFACTURING -- 2.5%
      19,100    Tyco International Ltd.                                                    682,634
                                                                                 -----------------

                INSURANCE -- 1.1%
       4,000    XL Capital Ltd.                                                            310,600
                                                                                 -----------------
                  Total Bermuda                                                            993,234
                                                                                 -----------------

                CANADA -- 3.1%
                METALS & MINING -- 1.8%
      13,200    Inco Ltd.*                                                                 485,496
                                                                                 -----------------

                OIL & GAS -- 1.3%
       7,100    Petro-Canada                                                               360,990
                                                                                 -----------------
                  Total Canada                                                             846,486
                                                                                 -----------------

                FINLAND -- 0.5%
                TELECOMMUNICATIONS -- 0.5%
       8,100    Nokia Oyj ADR                                                              126,927
                                                                                 -----------------

                FRANCE -- 11.1%
                BANKING -- 2.7%
       4,400    BNP Paribas SA                                                             317,608
      13,700    Credit Agricole SA                                                         411,859
                                                                                 -----------------
                                                                                           729,467
                                                                                 -----------------

                COMPUTER SOFTWARE -- 0.5%
       2,500    Dassault Systemes S.A                                                      125,656
                                                                                 -----------------

                FOOD & BEVERAGE -- 0.7%
       1,300    Pernod-Ricard                                                              198,502
                                                                                 -----------------

                INSURANCE -- 1.4%
      16,000    AXA                                                                        394,046
                                                                                 -----------------

                METALS & MINING -- 1.8%
      21,000    Arcelor                                                                    482,265
                                                                                 -----------------

                MULTI-MEDIA -- 1.6%
      13,700    Vivendi Universal SA*                                            $         436,016
                                                                                 -----------------

                OIL & GAS -- 1.5%
       1,900    Total SA                                                                   414,425
                                                                                 -----------------

                RETAIL -- 0.9%
       3,800    Christian Dior SA                                                          257,235
                                                                                 -----------------
                  Total France                                                           3,037,612
                                                                                 -----------------

                GERMANY -- 6.0%
                BANKING -- 1.9%
       4,500    Aareal Bank AG                                                             148,514
       4,100    Deutsche Bank AG                                                           365,234
                                                                                 -----------------
                                                                                           513,748
                                                                                 -----------------

                DRUGS & MEDICAL PRODUCTS -- 1.0%
       4,100    Merck KGaA                                                                 281,243
                                                                                 -----------------

                ELECTRONICS -- 0.8%
       2,600    Siemens AG                                                                 218,708
                                                                                 -----------------

                MANUFACTURING -- 0.9%
       3,900    Continental AG                                                             246,524
                                                                                 -----------------

                TELECOMMUNICATIONS -- 1.4%
      17,000    Deutsche Telekom AG*                                                       383,078
                                                                                 -----------------
                  Total Germany                                                          1,643,301
                                                                                 -----------------

                HONG KONG -- 0.7%
                BANKING -- 0.7%
      57,000    Bank of East Asia Ltd.                                                     177,093
                                                                                 -----------------

                ITALY -- 1.6%
                BANKING -- 1.6%
      21,600    Banco Populare di Verona
                  Novara e Novara Scrl                                                     437,524
                                                                                 -----------------

                JAPAN -- 9.9%
                AUTOMOTIVE -- 1.3%
       8,400    Toyota Motor Corp.                                                         341,888
                                                                                 -----------------

                BANKING -- 2.5%
      26,900    Shinsei Bank, Ltd.                                                         182,719
      54,000    Shizuoka Bank, Ltd.                                                        512,396
                                                                                 -----------------
                                                                                           695,115
                                                                                 -----------------

   SHARES                                                                              VALUE
------------                                                                     -----------------
                COMMON STOCK  (CONTINUED)
                JAPAN  (CONTINUED)
                FINANCIAL SERVICES -- 0.6%
      10,800    Nomura Holdings, Inc.                                            $         156,287
                                                                                 -----------------

                COMPUTERS -- 0.7%
      32,200    NEC Corp.                                                                  199,024
                                                                                 -----------------

                DRUGS & MEDICAL PRODUCTS -- 2.8%
       8,500    Takeda Pharmaceutical Co., Ltd.                                            427,686
       9,000    Yamanouchi Pharmaceutical Co., Ltd.                                        349,706
                                                                                 -----------------
                                                                                           777,392
                                                                                 -----------------

                ELECTRONICS -- 2.0%
     298,000    NTT Docomo Inc                                                             547,970
                                                                                 -----------------
                  Total Japan                                                            2,717,676
                                                                                 -----------------

                LIBERIA -- 1.6%
                LEISURE -- 1.6%
       7,900    Royal Caribbean Cruises Ltd.                                               430,076
                                                                                 -----------------

                MEXICO -- 1.3%
                BUILDING/CONSTRUCTION -- 1.3%
      49,000    Cemex SA de C.V                                                            357,466
                                                                                 -----------------

                NETHERLANDS -- 0.5%
                INSURANCE  -- 0.5%
      10,800    Aegon N.V.                                                                 146,407
                                                                                 -----------------

                NEW ZEALAND -- 1.2%
                MANUFACTURING -- 1.2%
      66,000    Fletcher Building Ltd.                                                     314,105
                                                                                 -----------------

                SINGAPORE -- 1.0%
                ELECTRONICS -- 1.0%
      19,300    Flextronics International Ltd.*                                            266,726
                                                                                 -----------------

                SWEDEN -- 2.0%
                MANUFACTURING -- 2.0%
      12,600    AB SKF                                                                     559,119
                                                                                 -----------------

                SWITZERLAND -- 4.9%
                DRUGS & MEDICAL PRODUCTS -- 1.0%
       2,600    Actelion Ltd.*                                                             266,152
                                                                                 -----------------

                FINANCIAL SERVICES -- 1.1%
       7,400    Credit Suisse Group*                                             $         309,951
                                                                                 -----------------

                RETAIL -- 2.8%
      26,200    Swatch Group AG*                                                           774,858
                                                                                 -----------------
                  Total Switzerland                                                      1,350,961
                                                                                 -----------------

                UNITED KINGDOM -- 7.9%
                DRUGS & MEDICAL PRODUCTS -- 1.3%
      35,200    Shire Pharmaceuticals Group plc                                            369,165
                                                                                 -----------------

                FOOD & BEVERAGE -- 1.6%
      30,000    Diageo plc                                                                 427,585
                                                                                 -----------------

                METALS & MINING -- 1.8%
      16,400    Rio Tinto plc                                                              482,708
                                                                                 -----------------

                RETAIL -- 1.8%
      80,900    Tesco plc                                                                  498,109
                                                                                 -----------------

                TELECOMMUNICATIONS -- 1.4%
     142,100    Vodafone Group plc                                                         385,803
                                                                                 -----------------
                  Total United Kingdom                                                   2,163,370
                                                                                 -----------------

                UNITED STATES -- 40.5%
                AUTOMOTIVE -- 0.5%
       2,400    Harley-Davidson, Inc.                                                      145,800
                                                                                 -----------------

                BUSINESS SERVICES -- 1.2%
       7,200    ChoicePoint Inc*                                                           331,128
                                                                                 -----------------

                COMPUTER SOFTWARE -- 0.9%
       8,700    Microsoft Corp.                                                            232,377
                                                                                 -----------------

                CONSUMER PRODUCTS -- 1.2%
       8,800    Avon Products, Inc.*                                                       340,560
                                                                                 -----------------

                DIVERSIFIED MANUFACTURING -- 1.7%
       3,900    Honeywell International, Inc.                                              138,099
       4,400    Parker Hannifin Corp.                                                      333,256
                                                                                 -----------------
                                                                                           471,355
                                                                                 -----------------

                DRUGS & MEDICAL PRODUCTS -- 2.7%
      16,800    Pfizer, Inc.                                                               451,752
       6,700    Wyeth                                                                      285,353
                                                                                 -----------------
                                                                                           737,105
                                                                                 -----------------

   SHARES                                                                              VALUE
------------                                                                     -----------------
                COMMON STOCK (CONTINUED)
                UNITED STATES  (CONTINUED)
                FIBER OPTICS -- 0.5%
      43,800    JDS Uniphase Corp*                                               $         138,846
                                                                                 -----------------

                FINANCIAL SERVICES -- 7.6%
       7,500    American Express Co.                                                       422,775
      10,900    Citigroup, Inc.                                                            525,162
      10,000    Countrywide Financial Corp.                                                370,100
      10,100    Morgan Stanley                                                             560,752
       3,200    Wells Fargo & Co.                                                          198,880
                                                                                 -----------------
                                                                                         2,077,669
                                                                                 -----------------

                HEALTH & HOSPITALS -- 1.5%
       6,500    Amgen Inc*                                                                 416,975
                                                                                 -----------------

                INSURANCE -- 4.7%
       3,200    Ambac Financial Group Inc.                                                 262,816
       7,100    American International
                  Group Inc.                                                               466,257
       4,400    Hartford Financial Services
                  Group, Inc.                                                              304,964
      13,700    UnumProvident Corp.                                                        245,778
                                                                                 -----------------
                                                                                         1,279,815
                                                                                 -----------------

                MANUFACTURING -- 0.7%
       2,500    Eaton Corp.                                                                180,900
                                                                                 -----------------

                MEDIA/BROADCASTING -- 2.1%
      34,200    DIRECTV Group, Inc.*                                                       572,508
                                                                                 -----------------

                OIL & GAS -- 5.4%
       6,900    ConocoPhillips                                                             599,127
       9,300    Exxon Mobil Corp.                                                          476,718
       7,700    Nabors Industries Ltd*                                                     394,933
                                                                                 -----------------
                                                                                         1,470,778
                                                                                 -----------------

                PAPER PRODUCTS -- 1.9%
      12,700    International Paper Co.                                                    533,400
                                                                                 -----------------

                RETAIL -- 5.6%
       8,000    Office Depot, Inc*                                                         138,880
      20,600    Tiffany & Co.                                                              658,582
      13,900    Wal-Mart Stores, Inc.                                                      734,198
                                                                                 -----------------
                                                                                         1,531,660
                                                                                 -----------------

                SEMI-CONDUCTORS -- 2.3%
      27,100    Intel Corp*                                                      $         633,869
                                                                                 -----------------
                  Total United States                                                   11,094,745
                                                                                 -----------------
                  Total Common Stock
                    (cost-$24,034,548)                                                  27,301,284
                                                                                 -----------------
                  Total Investments
                    (cost-$24,034,548)                           99.7%                  27,301,284

                  Other assets less
                    liabilities                                   0.3%                      73,459
                                                                -----            -----------------
                  Net Assets                                    100.0%           $      27,374,743
                                                                =====            =================

----------
*    Non-income producing security

ADR  - American Depositary Receipts

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$24,034,548)                                      $    27,301,284
Cash (including foreign currency of $25,575 with a cost of $25,530)                   303,096
Dividends receivable                                                                   12,182
Tax reclaims receivable                                                                 7,699
Prepaid expenses                                                                        2,180
                                                                              ---------------
   Total Assets                                                                    27,626,441
                                                                              ---------------

LIABILITIES:
Payable for investments purchased                                                     173,391
Investment advisory fee payable                                                        23,179
Payable for shares of beneficial interest redeemed                                      4,238
Unrealized depreciation on forward foreign currency contracts                           1,751
Accrued expenses                                                                       49,139
                                                                              ---------------
   Total Liabilities                                                                  251,698
                                                                              ---------------
     Net Assets                                                               $    27,374,743
                                                                              ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $        17,404
Paid-in-capital in excess of par                                                   25,097,485
Undistributed net investment income                                                    72,807
Accumulated net realized loss on investments                                       (1,080,263)
Net unrealized appreciation of investments and other assets and
   liabilities denominated in foreign currency                                      3,267,310
                                                                              ---------------
     Net Assets                                                               $    27,374,743
                                                                              ===============
Shares outstanding                                                                  1,740,395
                                                                              ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $         15.73
                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $31,017)                    $       430,075
   Interest                                                                             3,445
                                                                              ---------------
     Total investment income                                                          433,520
                                                                              ---------------

EXPENSES:
   Investment advisory fees                                                           209,161
   Custodian fees                                                                      62,784
   Reports to shareholders                                                             22,234
   Audit and tax services fees                                                         16,159
   Trustees' fees and expenses                                                          8,144
   Transfer agent fees                                                                  5,569
   Insurance expense                                                                    1,937
   Legal fees                                                                           1,831
   Miscellaneous                                                                        2,169
                                                                              ---------------
     Total expenses                                                                   329,988
     Less:  custody credits earned on cash balances                                    (3,644)
                                                                              ---------------
     Net expenses                                                                     326,344
                                                                              ---------------
        Net investment income                                                         107,176
                                                                              ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
     Investments                                                                    3,740,901
     Foreign currency transactions                                                    (18,764)
   Net change in unrealized appreciation/depreciation of:
     Investments                                                                     (694,018)
     Foreign currency transactions                                                       (512)
                                                                              ---------------
     Net realized and unrealized gain on investments and foreign currency
       transactions                                                                 3,027,607
                                                                              ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $     3,134,783
                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED DECEMBER 31,
                                                                         ----------------------------------
                                                                              2004               2003
                                                                         ---------------    ---------------
INVESTMENT OPERATIONS:
Net investment income                                                    $       107,176    $       175,311
Net realized gain on investments and foreign currency transactions             3,722,137          1,561,227
Net change in unrealized appreciation/depreciation of investments
   and other assets and liabilities denominated in foreign currency             (694,530)         5,062,958
                                                                         ---------------    ---------------
   Net increase in net assets resulting from investment operations             3,134,783          6,799,496
                                                                         ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                            (137,201)          (157,836)
                                                                         ---------------    ---------------

SHARE TRANSACTIONS:
Net proceeds from the sales of shares                                          5,726,620        121,427,231
Reinvestment of dividends                                                        137,201            157,836
Cost of shares redeemed                                                       (7,588,966)      (124,479,714)
                                                                         ---------------    ---------------
   Net decrease in net assets from share transactions                         (1,725,145)        (2,894,647)
                                                                         ---------------    ---------------
     Total increase in net assets                                              1,272,437          3,747,013

NET ASSETS:
Beginning of year                                                             26,102,306         22,355,293
                                                                         ---------------    ---------------
End of year (includes undistributed net investment income of $72,807
   and $121,595, respectively)                                           $    27,374,743    $    26,102,306
                                                                         ===============    ===============
SHARES ISSUED AND REDEEMED:
Issued                                                                           400,565         10,974,266
Issued in reinvestment of dividends                                                9,410             15,281
Redeemed                                                                        (527,177)       (11,210,190)
                                                                         ---------------    ---------------
   Net decrease                                                                 (117,202)          (220,643)
                                                                         ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                              YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                       2004           2003              2002           2001           2000
                                                    -----------    -----------       -----------    -----------    -----------
Net asset value, beginning of year                  $     14.05    $     10.76       $     13.09    $     15.36    $     16.56
                                                    -----------    -----------       -----------    -----------    -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                      0.05           0.09              0.13           0.08           0.18
Net realized and unrealized gain (loss) on
   investments and foreign currency transactions           1.70           3.28             (2.40)         (2.19)          0.50
                                                    -----------    -----------       -----------    -----------    -----------
   Total income (loss) from investment operations          1.75           3.37             (2.27)         (2.11)          0.68
                                                    -----------    -----------       -----------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                     (0.07)         (0.08)            (0.06)            --          (0.14)
Net realized gains on investments                            --             --                --          (0.16)         (1.74)
                                                    -----------    -----------       -----------    -----------    -----------
   Total dividends and distributions
     to shareholders                                      (0.07)         (0.08)            (0.06)         (0.16)         (1.88)
                                                    -----------    -----------       -----------    -----------    -----------
Net asset value, end of year                        $     15.73    $     14.05       $     10.76    $     13.09    $     15.36
                                                    ===========    ===========       ===========    ===========    ===========
TOTAL RETURN (1)                                          12.53%         31.55%           (17.41)%       (13.82)%         4.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                     $    27,375    $    26,102       $    22,355    $    31,289    $    41,299
Ratio of expenses to average net assets (2)                1.26%          1.26%(3)          1.15%          1.20%          1.14%
Ratio of net investment income to
   average net assets                                      0.41%          0.75%(3)          0.72%          0.59%          1.07%
Portfolio Turnover                                           98%           152%               70%            77%           110%

----------
(1)  Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(I) in Notes to Financial Statements).
(3) During the year ended December 31, 2003, the Investment Adviser waived a portion of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.27% and 0.73%, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio (the "Portfolio"), OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolios, PEA Renaissance Portfolio, NFJ Dividend Value Portfolio, NFJ Small Cap Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair valued as determined in good faith and pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments, maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE").

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Portfolio's NAV is calculated. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. Effective August 9, 2004, the Portfolio retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

  (B) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

  (C) FEDERAL INCOME TAXES

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

  (D) FOREIGN CURRENCY TRANSLATIONS

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments and other assets and liabilities denominated in foreign currency. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

  (E) FORWARD FOREIGN CURRENCY CONTRACTS

The Portfolio may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

  (F) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended December 31, 2004, the permanent differences are primarily attributable to differring treatment of foreign currency transactions. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

  (G) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (H) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2004, the Portfolio's payable in connection with the Plan was $17,995, of which $2,580 was accrued during the year ended December 31, 2004.

  (I) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER

The Portfolio has an Investment Management Agreement with the Investment Adviser. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio's investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.25% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

(a) For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, aggregated $25,057,666 and $25,563,195, respectively.

(b)  Forward foreign currency contracts outstanding at December 31, 2004:

                                        NOTIONAL        U.S.$ VALUE ON      U.S.$ VALUE ON        UNREALIZED
                                         AMOUNT        ORIGINATION DATE    DECEMBER 31, 2004     DEPRECIATION
--------------------------------------------------------------------------------------------------------------
PURCHASED:
Swedish Krona, settling 1/4/05     SEK     1,156,605   $        175,113   $           173,391   $        1,722

SOLD:
Japanese Yen, settling 1/4/05      Y         964,128             9,356                  9,385               29
                                                                                                --------------
                                                                                                $        1,751
                                                                                                ==============

(4) INCOME TAX INFORMATION

The tax character of dividends paid during the years ended December 31 were:

                                                                            2004            2003
                                                                        ------------    ------------
Ordinary income                                                         $    137,201    $    157,836

At December 31, 2004, tax basis distributable earnings of $92,081 was comprised entirely of ordinary income.

At December 31, 2004, the Portfolio had a capital loss carryforward of $1,025,744 (all of which will expire in 2010) available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future net realized capital gains, such gains will not be distributed to shareholders. During the year ended December 31, 2004, the Portfolio utilized $3,558,466 of capital loss carryforwards.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized foreign currency losses of $3,030, respectively, arising after October 31, 2004. Such losses are treated as arising on January 1, 2005.

The cost of securities for federal income tax purposes is $24,089,067. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $3,694,951; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $482,734; net unrealized appreciation for federal income tax purposes is $3,212,217.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5) REGULATORY AND LITIGATION MATTERS

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, AGI, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

(6) OFFICER APPOINTMENTS

On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004 Thomas J. Fuccillo was named as the Trust's Secretary.

OTHER INFORMATION (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to Portfolio securities held by the Portfolio. A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Trust at (800) 700-8258; and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio toll-free at (800) 700-8528 and (ii) on the SEC's website at www.sec.gov.

FEDERAL TAX INFORMATION

7% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders.

                               PIMCO ADVISORS VIT
                          OPCAP GLOBAL EQUITY PORTFOLIO
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Global Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of OpCap Global Equity Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 18, 2005

                               PIMCO ADVISORS VIT
                                BOARD OF TRUSTEES
                                   (UNAUDITED)

                                                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                          TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                         COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
--------------------------------------------------   ------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY                                   Principal of Courtney Associates, Inc., a venture capital firm; former
CHAIRMAN OF THE BOARD OF TRUSTEES                    General Partner of Trivest Venture Fund, a private venture capital fund;
Age: 71                                              Trustee of the following open-end investment companies: Tax-Free Trust
TRUSTEE SINCE: 1994                                  of Arizona and 4 funds for the Hawaiian Trust; Chairman of the Board of
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  Trustees for 10 Funds of OppenheimerFunds, Inc.
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND
COMPLEX

V. LEE BARNES                                        Principal, Glenville Associates, management consultants to the insurance
Age: 68                                              industry; Director, Davis International Banking Consultants (London);
TRUSTEE SINCE: 2000                                  Director, NetLearning Services Corporation. Formerly, Principal,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  McKinsey & Co., Inc.; Executive Vice President, The Continental
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND         Corporation; Partner, Ernst & Young (Management Consulting); Vice
COMPLEX                                              President, Citicorp Global Insurance Division.

PAUL Y. CLINTON                                      Principal of Clinton Management Associates, a financial and venture
Age: 74                                              capital consulting firm; Trustee of the following open-end investment
TRUSTEE SINCE: 1994                                  companies: Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  Quest International Fund, Inc., Oppenheimer Quest Capital Value Fund,
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND         Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest
COMPLEX                                              Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester
                                                     Portfolio Series Limited Term New York Municipals and Bond Fund Series,
                                                     Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

LACY B. HERRMANN                                     Chairman and Chief Executive Officer of Aquila Management Corporation,
Age: 75                                              the sponsoring organization and manager, administrator and/or
TRUSTEE SINCE: 1994                                  sub-adviser to a group to the following openend investment companies,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  and Chairman of the Board of Trustees and President of each: Churchill
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND         Cash Reserves Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash
COMPLEX                                              Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Prime
                                                     Cash Fund, Narrangansett Insured Tax-Free Income Fund, Tax-Free Fund for
                                                     Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for Colorado,
                                                     Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, and Aquila Rocky
                                                     Mountain Equity Fund. Vice President, Director, Secretary, and formerly
                                                     Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash
                                                     Management Trust ("CCMT"), and an Officer and Trustee/Director of its
                                                     predecessors. President and Director of STCM Management Company, Inc.,
                                                     sponsor and adviser to CCMT. Chairman, President and a Director of InCap
                                                     Management Corporation, formerly, sub-adviser and administrator of Prime
                                                     Cash Fund and Short-Term Asset Reserves; Director of Oppenheimer Quest
                                                     Value Fund, Inc.,

                                                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                          TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                         COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
--------------------------------------------------   ------------------------------------------------------------------------
                                                     Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest
                                                     International Fund, Inc., Oppenheimer Quest Opportunity Value Fund,
                                                     Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University. Formerly Chairman of the
                                                     Board of Trustees and President of Hawaiian Tax-Free Trust.

THEODORE T. MASON                                    Managing Director of Eastwind Power partners, Ltd. Since 1994 and of
Age: 69                                              Louisiana Power Partners, LLC from 1999 to 2003. Treasurer of the Alumni
TRUSTEE SINCE: 2000                                  Association SUNY Maritime College since 2004 (President 2002-2003; First
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  Vice President 2000-2001; Second Vice President 1998-1999) and Director
TRUSTEE/DIRECTOR OF 5 FUNDS OUTSIDE OF FUND          of the same organization since 1997. Chairman of the board of Hawaiian
COMPLEX                                              Tax Free Trust and Pacific Capital Cash Assets Trust (and Trustee since
                                                     1984), Pacific Capital Tax-Free Cash assets Trust and Pacific Capital
                                                     U.S. Government Securities Cash Asset Trust (and Trustee since 1988)
                                                     since 2004; Trustee of Churchill Tax-Free Fund of Kentucky since 1992;
                                                     Vice Chairman of the Board and Trustee of Capital Cash Management Trust
                                                     (inactive) from 1981, Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management
                                                     Company, Inc., 1974-2004; Vice Chairman of the Board and Trustee of
                                                     Prime Cash Fund (inactive) from 1982; Trustee of Short Term Asset
                                                     Reserves 1984-1986; Trustee of Churchill Cash Reserves Trust (inactive)
                                                     from 1985; Trustee of Aquila Fund (inactive) since 2004. Director of the
                                                     Maritime Industry Museum at Fort Schuyler 2000-2004; Trustee of Maritime
                                                     College at Fort Schuyler Foundation, Inc. since 2000; Director of New
                                                     York Council of the Navy League since 2002; former National Officer of the Naval Reserve Association (twice) and Commanding Officer of four
                                                     Naval Reserve Units, Captain, USNR (Ret.).

BRIAN S. SHLISSEL                                    Executive Vice President, PA Fund Management LLC; President and Chief
PRESIDENT, CHIEF EXECUTIVE OFFICER                   Executive Officer, PIMCO Municipal Income Fund, PIMCO California
Age: 40                                              Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO
TRUSTEE SINCE: 2004                                  Municipal Income Fund II, PIMCO California Municipal Income Fund II,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX                  PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX.         III, PIMCO California Municipal Income Fund III, PIMCO New York
                                                     Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate
                                                     Opportunity Fund, Nicholas-Applegate Convertible & Income Fund, PIMCO
                                                     High Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO
                                                     Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, Fixed
                                                     Income SHares and Municipal Advantage Fund Inc.

                                PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                            Chairman,Trustee
V. Lee Barnes                                 Trustee
Paul Y. Clinton                               Trustee
Lacy B. Herrmann                              Trustee
Theodore T. Mason                             Trustee
Brian S. Shlissel                             Trustee, President & Chief Executive Officer
Malcolm Bishopp                               Executive Vice President
Michael Corelli                               Vice President and Portfolio Manager
Mark F. Degenhart                             Vice President and Portfolio Manager
Ben J. Fischer                                Vice President and Portfolio Manager
Colin Glinsman                                Vice President and Portfolio Manager
Louis P. Goldstein                            Vice President and Portfolio Manager
Matthew Greenwald                             Vice President and Portfolio Manager
William Gross                                 Vice President and Portfolio Manager
Elisa A. Mazen                                Vice President and Portfolio Manager
Jaime Michaelson                              Vice President and Portfolio Manager
Robert K. Urquhart                            Vice President and Portfolio Manager
Lawrence G. Altadonna                         Treasurer
Thomas J. Fuccillo                            Secretary
Youse Guia                                    Chief Compliance Officer
Jennifer A. Patula                            Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820


This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

PIMCO ADVISORS VIT

OPCAP BALANCED PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2004

MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO

                               2004 ANNUAL REPORT

                                                               February 15, 2005

Dear Shareholder:


I am pleased to provide you with the annual report of the PIMCO Advisors VIT--OpCap Balanced Portfolio (the "Fund") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                            PERFORMANCE & STATISTICS

                                   (UNAUDITED)

Total Returns for the periods ended December 31, 2004:

                                          1 YEAR          3 YEAR*       INCEPTION***
   OpCap
   Balanced
   Portfolio                               10.80%           5.36%           5.82%

   60% S&P
   Index/
   40% Merrill
   Lynch Corp.
   Index                                    8.75%           5.67%           3.91%

[CHART]

                              PORTFOLIO COMPOSITION
                              (% total investments)

Common Stock                                         71.4%
Corporate Bonds & Notes,                             22.6%
Short Term Investments                                6.0%

                                TOP TEN HOLDINGS
                              OF EQUITY SECURITIES
                                (% of net assets)

ConocoPhillips                                        4.6%

Wal-Mart Stores Inc.                                  4.1%

Hartford Financial Services Group                     4.1%

Sanofi Aventis                                        3.8%

Cisco Systems Inc.                                    3.5%

Royal Caribbean Cruises Ltd.                          3.4%

Texas Instruments Inc.                                3.2%

Alcan Inc.                                            3.0%

DIRECTV Group Inc.                                    2.9%

Inco Inc.                                             2.9%

[CHART]

                    TOP FIVE INDUSTRIES -- EQUITY SECURITIES
                             (% of total net assets)

INSURANCE                                            11.1%
RETAIL                                                9.3%
OIL & GAS                                             8.4%
ELECTRONICS                                           6.3%
DRUGS & MEDICAL PRODUCTS                              6.0%

[CHART]

          CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND
            THE 60% S&P INDEX/40% MERRILL LYNCH CORPORATE BOND INDEX+

                                                 60% S&P INDEX/40%
                            OPCAP                  MERRILL LYNCH
                      BALANCED PORTFOLIO      CORPORATE BALANCED INDEX+
10/1/99**              $         10,000          $          9,881
10/31/99               $         10,480          $         10,268
11/30/99               $         10,430          $         10,399
12/31/99               $         10,339          $         10,751
1/31/2000              $         10,198          $         10,413
2/29/2000              $          9,625          $         10,326
3/31/2000              $         10,511          $         10,978
4/30/2000              $         10,420          $         10,725
5/31/2000              $         10,461          $         10,570
6/30/2000              $         10,491          $         10,832
7/31/2000              $         10,160          $         10,782
8/31/2000              $         10,472          $         11,239
9/30/2000              $         10,653          $         10,919
10/31/2000             $         11,045          $         10,889
11/30/2000             $         10,954          $         10,436
12/31/2000             $         11,259          $         10,549
1/31/2001              $         11,820          $         10,885
2/28/2001              $         11,701          $         10,332
3/31/2001              $         11,722          $          9,971
4/30/2001              $         12,067          $         10,415
5/31/2001              $         12,369          $         10,499
6/30/2001              $         12,035          $         10,365
7/31/2001              $         12,002          $         10,420
8/31/2001              $         11,669          $         10,074
9/30/2001              $         11,324          $          9,597
10/31/2001             $         11,217          $          9,791
11/30/2001             $         11,572          $         10,209
12/31/2001             $         11,512          $         10,239
1/31/2002              $         11,269          $         10,170
2/28/2002              $         10,806          $         10,083
3/31/2002              $         11,303          $         10,235
4/30/2002              $         10,748          $          9,916
5/31/2002              $         10,540          $          9,923
6/30/2002              $          9,719          $          9,499
7/31/2002              $          8,990          $          9,057
8/31/2002              $          9,302          $          9,189
9/30/2002              $          8,515          $          8,660
10/31/2002             $          8,920          $          9,073
11/30/2002             $          9,834          $          9,443
12/31/2002             $          9,406          $          9,233
1/31/2003              $          9,406          $          9,101
2/28/2003              $          9,300          $          9,095
3/31/2003              $          9,394          $          9,151
4/30/2003              $         10,098          $          9,672
5/31/2003              $         10,778          $         10,102
6/30/2003              $         10,790          $         10,173
7/31/2003              $         10,908          $         10,109
8/31/2003              $         11,295          $         10,258
9/30/2003              $         11,178          $         10,339
10/31/2003             $         11,658          $         10,643
11/30/2003             $         11,788          $         10,720
12/31/2003             $         12,155          $         11,113
1/31/2004              $         12,570          $         11,283
2/29/2004              $         12,760          $         11,430
3/31/2004              $         12,594          $         11,373
4/30/2004              $         12,338          $         11,125
5/31/2004              $         12,462          $         11,185
6/30/2004              $         12,735          $         11,337
7/31/2004              $         12,512          $         11,167
8/31/2004              $         12,438          $         11,299
9/30/2004              $         12,735          $         11,396
10/31/2004             $         12,822          $         11,546
11/30/2004             $         13,231          $         11,778
12/31/2004             $         13,469          $         12,086

The performance graph and total return calculations does not reflect charges imposed by the Variable Accounts and assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance. Assumes reinvestment of all dividends and distributions.

+ The 60% S&P Index/40% Merrill Lynch Corporate Bond Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.
*  Represents Average Annual Return.
** Inception Date: October 1, 1999.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                               PERFORMANCE SUMMARY

                                   (UNAUDITED)

- For the year ended December 31, 2004, the Portfolio returned 10.68%, versus 8.75% for its benchmark, the 60% S&P 500/40% ML Corp Bond Master Index. Since its inception on October 1, 1999, the Portfolio's average annual return of 5.80%, outperformed the benchmark return of 3.91%.
- During 2004, stocks returned to near historical norms, with the S&P 500 Index returning 10.88%. This double-digit growth was achieved despite significant moves, both up and down, amid investors' concerns about Iraq, oil prices, interest rates and the Presidential election.
- On the fixed-income side, bonds displayed unexpected strength, weathering a tightening cycle by the Federal Reserve in 2004 in which the central bank raised rates five times, for a total of 125 basis points, starting in June.
- Mortgages, corporates and emerging market bonds outperformed for the full year as investors worldwide exhibited strong demand for income-producing securities. Municipal bond yields fell across the curve, amid sluggish growth and favorable supply/demand dynamics. As a result, municipal bonds offered attractive yields versus Treasuries on a historical basis and posed less credit risk than corporates.
- Top contributors to portfolio performance included: Royal Carribean Cruises Ltd (leisure), AT&T Wireless Services, Inc. (telecommunications), Wellpoint Health Networks Inc. (medical goods & services), and Aetna (insurance).
- Top detractors from performance during the year included: Intel Corp. (semi-conductors), Electronic Data Systems Corp. (consulting services), and Wal-Mart Stores Inc. (retail). Pharmaceutical company, Pfizer Inc. fell after a study raised questions about whether popular arthritis painkiller Celebrex, one of its major products, increased the risk of cardiovascular problems. The Food & Drug Administration has not banned Celebrex and Pfizer is keeping it on the market, but demand prospects have clearly been hurt. While our original expectations will not be met, we view Pfizer as a high-quality company and are continuing to hold it in the Portfolio.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                               PORTFOLIO EXPENSES

                                   (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE:

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested July 1, 2004, the beginning of the period and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES:

The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING             ENDING           DURING THE PERIOD
                                    ACCOUNT VALUE        ACCOUNT VALUE        JULY 1, 2004 TO
                                    JULY 1, 2004      DECEMBER 31, 2004(1)   DECEMBER 31, 2004*
                                 ------------------   --------------------   ------------------
Actual                           $            1,000   $         1,056.40     $             5.17
Hypothetical                     $            1,000   $         1,020.05     $             5.09

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00%; multiplied by the average account value over the period; multiplied by 184/366 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

   SHARES                                                                   VALUE
------------                                                            --------------
                COMMON STOCK -- 71.0%
                BUSINESS SERVICES -- 1.3%
       8,700    ChoicePoint, Inc.*                                      $      400,113
                                                                        --------------

                CONSUMER PRODUCTS -- 0.7%
       5,300    Avon Products, Inc.                                            205,110
                                                                        --------------

                DRUGS & MEDICAL PRODUCTS -- 6.0%
      25,100    Pfizer, Inc.                                                   674,939
      28,500    Sanofi-Avamtos ADR                                           1,141,425
                                                                        --------------
                                                                             1,816,364
                                                                        --------------

                ELECTRONICS -- 6.3%
      19,400    Cadence Design Systems, Inc.*                                  267,914
      48,000    Flextronics International Ltd.*                                663,360
      39,500    Texas Instruments, Inc.                                        972,490
                                                                        --------------
                                                                             1,903,764
                                                                        --------------

                FIBER OPTICS -- 1.1%
     106,000    JDS Uniphase Corp.*                                            336,020
                                                                        --------------

                FINANCIAL SERVICES -- 2.2%
      11,800    American Express Co.                                           665,166
                                                                        --------------

                HEALTHCARE -- 1.7%
       7,800    Amgen, Inc*.                                                   500,370
                                                                        --------------

                INSURANCE -- 11.1%
      12,000    American International
                  Group, Inc.                                                  788,040
       7,800    Ambac Financial Group, Inc.                                    640,614
      17,800    Hartford Financial Services
                  Group, Inc.                                                1,233,718
       4,000    St. Paul Travelers
                  Companies, Inc.                                              148,280
      30,400    UnumProvident Corp.                                            545,376
                                                                        --------------
                                                                             3,356,028
                                                                        --------------

                LEISURE -- 3.4%
      19,000    Royal Caribbean Cruises Ltd.                                 1,034,360
                                                                        --------------

                MANUFACTURING -- 0.9%
         600    Eaton Corp.                                                     43,416
       5,500    SPX Corp.                                                      220,330
                                                                        --------------
                                                                               263,746
                                                                        --------------

                METALS & MINING -- 5.9%
      18,600    Alcan, Inc.                                             $      912,144
      23,400    Inco Ltd.*                                                     860,652
                                                                        --------------
                                                                             1,772,796
                                                                        --------------

                MULTI-MEDIA -- 2.9%
      52,800    DIRECTV Group, Inc.*                                           883,872
                                                                        --------------

                NETWORKING -- 3.6%
      55,400    Cisco Systems, Inc.*                                         1,069,220
                                                                        --------------

                OIL & GAS -- 8.4%
      12,100    BP plc ADR                                                     706,640
       8,100    ChevronTexaco Corp.                                            425,331
      16,000    ConocoPhillips                                               1,389,280
                                                                        --------------
                                                                             2,521,251
                                                                        --------------

                PAPER PRODUCTS -- 2.5%
      17,500    International Paper Co.                                        735,000
                                                                        --------------

                RETAIL -- 9.3%
       9,300    Kohl's Corp*                                                   457,281
      39,800    Office Depot, Inc.*                                            690,928
      12,400    Tiffany & Co                                                   396,428
      23,600    Wal-Mart Stores, Inc.                                        1,246,552
                                                                        --------------
                                                                             2,791,189
                                                                        --------------

                SEMI-CONDUCTORS -- 2.7%
       4,800    Freescale Semiconductor, Inc.*                                  85,536
      31,500    Intel Corp.                                                    736,785
                                                                        --------------
                                                                               822,321
                                                                        --------------

                TELECOMMUNICATIONS -- 1.0%
      19,600    Nokia Corp. ADR                                                307,132
                                                                        --------------
                  Total Common Stock
                    (cost-$19,399,205)                                      21,383,822
                                                                        --------------

 PRINCIPAL
  AMOUNT                                             CREDIT RATING
  (000)                                              (MOODY'S/S&P)**         VALUE
------------                                         ---------------    ---------------
               CORPORATE BONDS & NOTES -- 21.7%
               AEROSPACE & DEFENSE -- 1.1%
$        170   Northrop Grumman Corp.,
                 4.08%, 11/16/06                         Baa2/BBB       $       171,718

         170   General Dynamics Corp.,
                 2.125%, 5/15/06                           A2/A                 167,571
                                                                        ---------------
                                                                                339,289
                                                                        ---------------

               AUTOMOTIVE -- 0.5%
         130   DaimlerChrysler NA
                 Holdings Corp.,
                 6.40%, 5/15/06                           A3/BBB                135,238

          15   Ford Motor Co.,
                 7.45%, 7/16/31                         Baa1/BBB-                15,086
                                                                        ---------------
                                                                                150,324
                                                                        ---------------

               BANKING -- 1.7%
         175   KeyCorp.,
                 2.75%, 2/27/07                           A2/A-                 171,781

         170   U.S. Bank NA,
                 2.85%, 11/15/06                         Aa2/AA-                168,569

         175   Wachovia Corp.,
                 4.95%, 11/1/06                           Aa3/A                 179,873
                                                                        ---------------
                                                                                520,223
                                                                        ---------------

               BUSINESS SERVICES -- 0.7%
          40   Cendant Corp.,
                 6.875%, 8/15/06                         Baa1/BBB                42,083

         170   FedEx Corp.,
                 2.65%, 4/1/07                           Baa2/BBB               166,503
                                                                        ---------------
                                                                                208,586
                                                                        ---------------

               CONSUMER PRODUCTS -- 0.5%
         165   Procter & Gamble Co.,
                 3.50%, 12/15/08                         Aa3/AA-                164,134
                                                                        ---------------

               DRUGS & MEDICAL PRODUCTS -- 0.6%
         170   Bristol-Myers Squibb, Inc.,
                 4.75%, 10/1/06                           A1/A+                 173,829
                                                                        ---------------

               FINANCIAL SERVICES -- 3.9%
         175   American Express Co.,
                 5.50%, 9/12/06                           A1/A+                 181,255

$        150   Bear Stearns Co. Inc.,
                 6.50%, 5/1/06                             A1/A         $       156,152

          50   CIT Group, Inc.,
                 7.75%, 4/2/12                             A2/A                  59,185

         160   Citigroup, Inc.,
                 5.00%-6.00%,
                 3/6/07-2/21/12                          Aa1/AA-                168,232

         160   Credit Suisse First
                 Boston USA, Inc.,
                 5.75%, 4/15/07                           Aa3/A+                167,705

          75   Goldman Sachs
                 Group, Inc.,
                 5.70%, 9/1/12                            Aa3/A+                 79,501

         190   J.P. Morgan Chase & Co.,
                 5.25%, 5/30/07                           Aa3/A+                197,523

         170   Merrill Lynch & Co.,
                 6.15%, 1/26/06                           Aa3/A+                175,065
                                                                        ---------------
                                                                              1,184,618
                                                                        ---------------

               FINANCING -- 4.1%
          80   American Express
                 Credit Corp.,
                 3.00%, 5/16/08                           Aa3/A+                 78,128

          25   Boeing Capital Corp.
                 6.50%, 2/15/12                            A3/A                  28,012

         190   ChevronTexaco
                 Capital Co.,
                 3.50%, 9/17/07                           Aa2/AA                190,843

         275   Conseco Financing
                 Trust III, 4/1/27                        NR/NR                      --

         150   Duke Capital LLC,
                 4.30%, 5/18/06                         Baa3/BBB-               151,810

          75   Ford Motor
                 Credit Co.,
                 6.125%, 1/9/06                          A3/BBB-                 76,816

         155   General Electric
                 Capital Corp.,
                 5.35%-6.00%,
                 3/30/06-6/15/12                         Aaa/AAA                162,620

         145   General Motors
                 Acceptance Corp.,
                 6.75%, 1/15/06                         Baa1/BBB-               148,753

 PRINCIPAL
  AMOUNT                                             CREDIT RATING
  (000)                                              (MOODY'S/S&P)**         VALUE
------------                                         ---------------    ---------------
$         75   Household Finance Corp.,
                 7.00%, 5/15/12                            A1/A         $        85,648

         190   International Lease
                 Finance Corp.,
                 4.00%, 1/17/06                           A1/AA-                191,232

         120   John Deere Capital Corp.,
                 3.125%, 12/15/05                         A3/A-                 119,819
                                                                        ---------------
                                                                              1,233,681
                                                                        ---------------

               FOOD & BEVERAGE -- 2.9%
         175   Coca-Cola
                 Enterprises, Inc.,
                 5.25%, 5/15/07                            A2/A                 181,922

         180   General Mills, Inc.,
                 2.625%, 10/24/06                       Baa2/BBB+               176,939

         180   Kellogg Co.,
                 2.875%, 6/1/08                         Baa1/BBB+               174,831

         200   Kraft Foods, Inc.,
                 4.625%, 11/1/06                         A3/BBB+                204,124

         120   Tyson Foods, Inc.,
                 7.25%, 10/1/06                          Baa3/BBB               127,226
                                                                        ---------------
                                                                                865,042
                                                                        ---------------

               FORESTRY -- 0.4%
         100   Weyerhaeuser Co.,
                 6.00%, 8/1/06                           Baa2/BBB               103,918
                                                                        ---------------

               HEALTHCARE -- 0.3%
         100   Tenet Healtcare Corp.,
                 5.00%, 7/1/07                            B3/B-                  98,000
                                                                        ---------------

               METALS & MINING -- 0.7%
         210   Alcoa, Inc.,
                 4.25%, 8/15/07                           A2/A-                 213,599
                                                                        ---------------

               MULTI-MEDIA -- 0.7%
          25   News America
                 Holdings, Inc.
                 9.25%, 2/1/13                          Baa3/BBB-                32,218

$        160   Viacom, Inc.,
                 6.40%, 1/30/06                           A3/A-         $       165,329
                                                                        ---------------
                                                                                197,547
                                                                        ---------------

               OIL & GAS -- 1.1%
         170   ConocoPhillips.,
                 3.625%, 10/15/07                         A3/A-                 170,098

         160   Marathon Oil Corp.,
                 5.375%, 6/1/07                         Baa1/BBB+               166,379
                                                                        ---------------
                                                                                336,477
                                                                        ---------------

               RETAIL -- 0.8%
          90   CVS Corp.,
                 3.875%, 11/1/07                          A3/A-                  90,406

         155   Safeway, Inc.,
                 6.15%, 3/1/06                           Baa2/BBB               159,877
                                                                        ---------------
                                                                                250,283
                                                                        ---------------

               TELECOMMUNICATIONS -- 1.6%
          90   AT&T Wireless
                 Services, Inc.,
                 7.35%, 3/1/06                            Baa2/A                 94,152

         155   SBC Communications, Inc.,
                 5.75%, 5/2/06                             A2/A                 159,969

         150   Motorola, Inc.,
                 4.61%, 11/16/07                         Baa3/BBB               152,961

          50   Verizon Global
                 Funding Corp.,
                 7.375%, 9/1/12                           A2/A+                  58,839
                                                                        ---------------
                                                                                465,921
                                                                        ---------------

               WASTE DISPOSAL -- 0.1%
          25   Waste Management, Inc.,
                 6.50%, 11/15/08                         Baa3/BBB                27,220
                                                                        ---------------
                 Total Corporates Bonds & Notes
                   (cost-$6,535,811)                                          6,532,691
                                                                        ---------------

 PRINCIPAL
  AMOUNT                                             CREDIT RATING
  (000)                                              (MOODY'S/S&P)**         VALUE
------------                                         ---------------    ---------------
               U.S. GOVERNMENT AGENCY
                 SECURITIES -- 0.1%
$         25   Fannie Mae,
                 6.25%, 2/1/11
                 (cost-$25,170)                           Aa2/AA-       $        27,408
                                                                        ---------------

               U.S. TREASURY BONDS &
                 NOTES -- 0.7%
         220   2.625%, 3/15/09
                 (cost-$218,378)                          Aaa/AAA               212,584
                                                                        ---------------

               SHORT-TERM INVESTMENTS -- 6.0%
               CORPORATE NOTES -- 1.3%
               FORESTRY -- 0.2%
          44   Weyerhaeuser Co.,
                 5.50%, 3/15/05                           Baa2/BBB               44,203
                                                                        ---------------

               MULTI-MEDIA -- 0.6%
         105   Time Warner, Inc.,
                 5.625%, 5/1/05                          Baa1/BBB+              105,967

          85   Walt Disney Co.,
                 7.30, 2/8/05                            Baa1/BBB+               85,363
                                                                        ---------------
                                                                                191,330
                                                                        ---------------

               TELECOMMUNICATIONS -- 0.3%
          90   Verizon Global
                 Funding Corp.,
                 6.75%, 12/1/05                            A2/A+                 92,912
                                                                        ---------------

               UTILITIES -- 0.2%
          60   Dominion Resources, Inc.
                 7.625%, 7/15/05,
                 Ser. B                                  Baa1/BBB+               61,424
                                                                        ---------------
                 Total Corporate Notes
                   (cost-$391,697)                                              389,869
                                                                        ---------------

               U.S. TREASURY NOTES -- 1.4%
         435   1.625%, 3/15/05
               (cost-$434,643)                            Aaa/AAA               434,321
                                                                        ---------------

 PRINCIPAL
  AMOUNT
  (000)                                                                      VALUE
------------                                                            ---------------
               REPURCHASE AGREEMENT -- 3.3%

$        986   Repurchase Agreement
               with State Street Bank & Trust
               dated 12/31/04, 1.90%
               due 1/3/05, proceeds: $986,156;
               collateralized by Federal Home
               Loan Bank, 2.25%, 9/13/05,
               valued at $1,007,513
               (cost-$986,000)                                          $       986,000
                                                                        ---------------
                 Total Short-Term Investments
                 (cost-$1,812,340)                                            1,810,190
                                                                        ---------------
                 Total Investments
                 (cost-$27,990,904)                      99.5%               29,966,695

                 Other assets
                   less liabilities                       0.5%                  153,740
                                                       ------           ---------------
                 Net Assets                            100.00%          $    30,120,435
                                                       ======           ===============

----------
*  Non-income producing security
** Unaudited
ADR - American Deposit Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$27,990,904)                                                    $     29,966,695
Cash                                                                                                     476
Receivable for shares of beneficial interest                                                          98,334
Dividends and interest receivable                                                                     97,237
Receivable from Investment Adviser                                                                    31,839
Prepaid expenses                                                                                         822
                                                                                            ----------------
   Total Assets                                                                                   30,195,403
                                                                                            ----------------

LIABILITIES:
Investment advisory fee payable                                                                        8,920
Accrued expenses and other payables                                                                   66,048
                                                                                            ----------------
   Total Liabilities                                                                                  74,968
                                                                                            ----------------
     Net Assets                                                                             $     30,120,435
                                                                                            ================

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)                 $         27,736
Paid-in-capital in excess of par                                                                  26,804,610
Undistributed net investment income                                                                   88,938
Accumulated net realized gain on investments                                                       1,223,360
Net unrealized appreciation of investments                                                         1,975,791
                                                                                            ----------------
     Net Assets                                                                             $     30,120,435
                                                                                            ================
Shares outstanding                                                                                 2,773,579
                                                                                            ----------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                              $          10.86
                                                                                            ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $7,030)                                   $        225,310
   Interest                                                                                          201,064
                                                                                            ----------------
     Total investment income                                                                         426,374
                                                                                            ----------------

EXPENSES:
   Investment advisory fees                                                                          232,644
   Custodian fees                                                                                     73,018
   Excise tax expense                                                                                 31,839
   Reports to shareholders                                                                            18,202
   Legal fees                                                                                         16,903
   Audit and tax services fees                                                                        16,260
   Insurance expense                                                                                   8,141
   Trustees' fees and expenses                                                                         6,844
   Transfer agent fees                                                                                 4,458
   Miscellaneous                                                                                       1,422
                                                                                            ----------------
     Total expenses                                                                                  409,731
     Less: investment advisory fees waived and expenses reimbursed                                  (108,707)
           custody credits earned on cash balances                                                       (65)
                                                                                            ----------------
     Net expenses                                                                                    300,959
                                                                                            ----------------
        Net investment income                                                                        125,415
                                                                                            ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                                                                3,643,564
   Net change in unrealized appreciation/depreciation of investments                                (902,728)
                                                                                            ----------------
     Net realized and unrealized gain on investments                                               2,740,836
                                                                                            ----------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                             $      2,866,251
                                                                                            ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                --------------------------------
                                                                                     2004              2003
                                                                                ---------------   --------------
INVESTMENT OPERATIONS:
Net investment income                                                           $       125,415   $      189,158
Net realized gain on investments                                                      3,643,564        1,725,051
Net change in unrealized appreciation/depreciation of investments                      (902,728)       3,147,250
                                                                                ---------------   --------------
   Net increase in net assets resulting from investment operations                    2,866,251        5,061,459
                                                                                ---------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                   (37,943)        (305,240)
Net realized gains on investments                                                    (1,388,673)              --
                                                                                ---------------   --------------
   Total dividends and distributions to shareholders                                 (1,426,616)        (305,240)
                                                                                ---------------   --------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                  7,959,714       10,935,470
Reinvestment of dividends and distributions                                           1,426,616          305,240
Cost of shares redeemed                                                              (8,986,526)      (1,851,600)
                                                                                ---------------   --------------
   Net increase in net assets from share transactions                                   399,804        9,389,110
                                                                                ---------------   --------------
     Total increase in net assets                                                     1,839,439       14,145,329

NET ASSETS:
Beginning of year                                                                    28,280,996       14,135,667
                                                                                ---------------   --------------
End of year (including undistributed net investment income of
   $88,938 and $5,136, respectively)                                            $    30,120,435   $   28,280,996
                                                                                ===============   ==============

SHARES ISSUED AND REDEEMED:
Issued                                                                                  764,848        1,183,986
Issued in reinvestment of dividends and distributions                                   142,377           29,867
Redeemed                                                                               (893,796)        (216,021)
                                                                                ---------------   --------------
   Net increase                                                                          13,429          997,832
                                                                                ===============   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                 YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------
                                                  2004*       2003*       2002*       2001+*      2000*
                                                ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of year              $   10.25   $    8.02   $    9.95   $   10.45   $   10.28
                                                ---------   ---------   ---------   ---------   ---------

INVESTMENT OPERATIONS:
Net investment income                                0.04        0.04        0.14        0.20        0.31++
Net realized and unrealized gain (loss)
   on investments                                    1.03        2.30       (1.96)       0.04        0.60
                                                ---------   ---------   ---------   ---------   ---------
   Total from investment operations                  1.07        2.34       (1.82)       0.24        0.91
                                                ---------   ---------   ---------   ---------   ---------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income                               (0.01)      (0.11)      (0.07)      (0.20)      (0.32)
Net realized gains                                  (0.45)         --       (0.04)      (0.54)      (0.42)
                                                ---------   ---------   ---------   ---------   ---------
   Total dividends and distributions
     to shareholders                                (0.46)      (0.11)      (0.11)      (0.74)      (0.74)
                                                ---------   ---------   ---------   ---------   ---------
Net asset value, end of year                    $   10.86   $   10.25   $    8.02   $    9.95   $   10.45
                                                =========   =========   =========   =========   =========
Total Return (1)                                    10.80%      29.22%     (18.30)%      2.24%       8.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                 $  30,120   $  28,281   $  14,136   $  10,640   $   7,789
Ratio of expenses to average
   net assets (2)                                    1.04%       1.10%       1.10%       1.10%       1.10%
Ratio of net investment income to
   average net assets (2)                            0.43%       0.97%       2.00%       2.01%       3.01%
Portfolio Turnover                                    146%        139%         90%        118%        101%

----------
+ The Portfolio adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was: a decrease less than $0.01 in net investment income per share; an increase less than $0.01 in net realized and unrealized gain (loss) per share; and a decrease in the ratio of net investment income to average net assets from 2.02% to 2.01%. Periods prior to January 1, 2001 have not been restated to reflect the change in presentation.
++   Calculated using average shares outstanding throughout the period.
* The financial information for the fiscal periods prior to April 30, 2004 reflects the financial information for the LSA Balanced Fund which was reorganized into OpCap Balanced Fund as of the close of business on April 30, 2004.
(1)  Assumes reinvestment of all dividends and distributions.
(2) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed or reimbursed a portion of the Portfolio's expenses. If such waivers and assumptions/reimbursment had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.41% and 0.06%, respectively, for the year ended ended December 31, 2004; 2.06% and 0.01%, respectively, for the year ended December 31, 2003; 2.53% and 0.57%, respectively, for the year ended December 31, 2002; 2.95% and 0.17%, respectively, for the year ended December 31, 2001; and 3.87% and 0.24%, respectively, for year ended December 31, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Dividend Value Portfolio, NFJ Small Cap Value Portfolio and OpCap Balanced Portfolio (the "Portfolio"). Pursuant to the Reorganization Plan (the "Reorganization") approved by the Trustees and shareholders of the LSA Balanced Fund, a series of LSA Variable Series Trust, on April 30, 2004, all assets and stated liabilities of the LSA Balanced Fund were transferred into the Portfolio (which was newly created) in exchange for shares of the Portfolio. As a result of the Reorganization, shareholders of the LSA Balanced Fund became shareholders of the Portfolio. The Portfolio's net asset value per share and total net assets were $9.96 and $26,265,633, respectively, immediately after the Reorganization became effective. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial investments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each busines day at the last reported sales price: if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost if their original maturity exceeded 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

   (B) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (C) FEDERAL INCOME TAXES

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended December 31, 2004, the permanent differences are primarily attributable to differing treatment of expense reimbursements. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E) REPURCHASE AGREEMENTS

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

   (F) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER

The Portfolio has entered into an Investment Management Agreement (the "Agreement") with the Investment Adviser to serve as investment adviser of the Portfolio. Subject to the supervision of the Portfolio's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and its business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. Prior to May 1, 2004, the investment adviser to the Portfolio was LSA Asset Management LLC ("LSA") and the Investment Adviser pursuant to an advisory agreement with LSA served as Sub-Adviser to the Portfolio. As investment adviser, LSA received an annual fee, payable monthly at an annual rate of 0.80% of average daily net assets. LSA paid the Investment Adviser from the fees it received. Prior to May 1, 2004, LSA voluntarily waived a portion of the advisory fee and assumed any necessary expenses in order to limit total operating expenses of the Portfolio to 1.10% of average daily net assets on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, aggregated $37,649,349 and $37,528,144 respectively.

(4) INCOME TAX INFORMATION

The tax character of dividends paid during the years ended December 31 were:

                                                                          2004        2003
                                                                        ---------   ---------
Ordinary income                                                         $ 707,056   $ 305,240
Long-term capital gains                                                   719,560          --

At December 31, 2004, tax basis distributable earnings of $1,478,014 was comprised of $785,337 from ordinary income and $692,677 from long-term capital gains.

During the year ended December 31, 2004, the Portfolio utilized its entire capital loss carryforward of $964,259.

The cost basis of portfolio securities for federal income tax purposes is $28,156,620. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $2,233,225; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $423,150 net unrealized appreciation for federal income tax purposes is $1,810,075. For the year ended December 31, 2004, the Portfolio was subject to an excise tax of $31,839, which will be reimbursed by the Investment Adviser.

The difference between book and tax unrealized appreciation/depreciation is primarily attributable to wash sales.

(5) REGULATORY AND LITIGATION MATTERS

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, AGI, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

(6) OFFICER APPOINTMENTS

On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004. Thomas J. Fuccillo was named as the Trust's Secretary.

OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to Portfolio securities held by the Portfolio. A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8250; and (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio at (800) 700-8258 and
(ii) on the SEC's website at www.sec.gov.

FEDERAL TAX INFORMATION

8% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders.

                               PIMCO ADVISORS VIT
                            OPCAP BALANCED PORTFOLIO
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Balanced Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of OpCap Balanced Portfolio, formerly LSA Balanced Fund (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provides a reasonable basis for our opinion.

The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for each of the four years in the period ended December 31, 2003, were audited by another independent registered public accounting firm, whose report dated February 12, 2004 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
February 28, 2005

                               PIMCO ADVISORS VIT
                                BOARD OF TRUSTEES
                                   (UNAUDITED)

                                                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                     TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                    COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
--------------------------------------------    --------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY                              Principal of Courtney Associates, Inc., a venture capital firm;
CHAIRMAN OF THE BOARD OF TRUSTEES               former General Partner of Trivest Venture Fund, a private venture
Age: 71                                         capital fund; Trustee of the following open-end investment
TRUSTEE SINCE: 1994                             companies: Tax-Free Trust of Arizona and 4 funds for the Hawaiian
TRUSTEE OF 11 FUNDS IN FUND COMPLEX             Trust; Chairman of the Board of Trustees for 10 Funds of
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND    OppenheimerFunds, Inc.
COMPLEX

V. LEE BARNES                                   Principal, Glenville Associates, management consultants to the
Age: 68                                         insurance industry; Director, Davis International Banking
TRUSTEE SINCE: 2000                             Consultants (London); Director, NetLearning Services
TRUSTEE OF 11 FUNDS IN FUND COMPLEX             Corporation. Formerly, Principal, McKinsey & Co., Inc.; Executive
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND    Vice President, The Continental Corporation; Partner, Ernst &
COMPLEX                                         Young (Management Consulting); Vice President, Citicorp Global
                                                Insurance Division.

PAUL Y. CLINTON                                 Principal of Clinton Management Associates, a financial and venture
Age: 74                                         capital consulting firm; Trustee of the following open-end
TRUSTEE SINCE: 1994                             investment companies: Director of Oppenheimer Quest Value Fund,
TRUSTEE OF 11 FUNDS IN FUND COMPLEX             Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND    Quest Capital Value Fund, Inc., Oppenheimer Quest Opportunity
COMPLEX                                         Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Inc.,
                                                Rochester Fund Municipals, Rochester Portfolio Series Limited Term
                                                New York Municipals and Bond Fund Series, Oppenheimer Convertible
                                                Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

LACY B. HERRMANN                                Chairman and Chief Executive Officer of Aquila Management
Age: 75                                         Corporation, the sponsoring organization and manager,
TRUSTEE SINCE: 1994                             administrator and/or sub-adviser to a group to the following open-
TRUSTEE OF 11 FUNDS IN FUND COMPLEX             end investment companies, and Chairman of the Board of Trustees
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND    and President of each: Churchill Cash Reserves Trust, Aquila
COMPLEX                                         Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific
                                                Capital U.S. Treasuries Cash Assets Trust, Prime Cash Fund,
                                                Narrangansett Insured Tax-Free Income Fund, Tax-Free Fund for
                                                Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for
                                                Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, and
                                                Aquila Rocky Mountain Equity Fund. Vice President, Director,
                                                Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"),
                                                and an Officer and Trustee/Director of its predecessors. President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of InCap Management
                                                Corporation, formerly, sub- adviser and administrator of Prime
                                                Cash Fund and Short-Term Asset Reserves; Director of Oppenheimer
                                                Quest Value Fund, Inc.,

                                                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH                     TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE                    COMPLEX/OUTSIDE FUND COMPLEXES CURRENTLY OVERSEEN BY TRUSTEE
--------------------------------------------    --------------------------------------------------------------------------
                                                Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest
                                                International Fund, Inc., Oppenheimer Quest Opportunity Value
                                                Fund, Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University.
                                                Formerly Chairman of the Board of Trustees and President of
                                                Hawaiian Tax-Free Trust.

THEODORE T. MASON                               Managing Director of Eastwind Power partners, Ltd. Since 1994 and
Age: 69                                         of Louisiana Power Partners, LLC from 1999 to 2003. Treasurer of
TRUSTEE SINCE: 2000                             the Alumni Association SUNY Maritime College since 2004
TRUSTEE OF 11 FUNDS IN FUND COMPLEX             (President 2002-2003; First Vice President 2000-2001; Second Vice
TRUSTEE/DIRECTOR OF 5 FUNDS OUTSIDE OF FUND     President 1998-1999) and Director of the same organization since
COMPLEX                                         1997. Chairman of the Board of Hawaiian Tax Free Trust and Pacific
                                                Capital Cash Assets Trust (and Trustee since 1984), Pacific
                                                Capital Tax-Free Cash assets Trust and Pacific Capital U.S.
                                                Government Securities Cash Asset Trust (and Trustee since 1988)
                                                since 2004; Trustee of Churchill Tax-Free Fund of Kentucky since
                                                1992; Vice Chairman of the Board and Trustee of Capital Cash
                                                Management Trust (inactive) from 1981, Trustee and Vice President,
                                                1976-1981, and formerly Director of its predecessor; Director of
                                                STCM Management Company, Inc., 1974-2004; Vice Chairman of the
                                                Board and Trustee of Prime Cash Fund (inactive) from 1982; Trustee of Short-Term Asset Reserves 1984-1986; Trustee of Churchill Cash
                                                Reserves Trust (inactive) from 1985; Trustee of Aquila Fund
                                                (inactive) since 2004. Director of the Maritime Industry Museum at
                                                Fort Schuyler 2000-2004; Trustee of Maritime College at Fort
                                                Schuyler Foundation, Inc. since 2000; Director of New York Council of the Navy League since 2002; former National Officer of the
                                                Naval Reserve Association (twice) and Commanding Officer of four
                                                Naval Reserve Units, Captain, USNR (Ret.).

BRIAN S. SHLISSEL                               Executive Vice President, PA Fund Management LLC; President and
PRESIDENT, CHIEF EXECUTIVE OFFICER              Chief Executive Officer, PIMCO Municipal Income Fund, PIMCO
Age: 40                                         California Municipal Income Fund, PIMCO New York Municipal
TRUSTEE SINCE: 2004                             Income Fund, PIMCO Municipal Income Fund II, PIMCO
TRUSTEE OF 11 FUNDS IN FUND COMPLEX             California Municipal Income Fund II, PIMCO New York Municipal
TRUSTEEOF NO FUNDS OUTSIDE OF FUND COMPLEX.     Income Fund II, PIMCO Municipal Income Fund III, PIMCO
                                                California Municipal Income Fund III, PIMCO New York Municipal
                                                Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate
                                                Opportunity Fund, Nicholas-Applegate Convertible & Income Fund,
                                                PIMCO High Income Fund, Nicholas-Applegate Convertible & Income
                                                Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate
                                                Strategy Fund, Fixed Income SHares and Municipal Advantage Fund
                                                Inc.

                                PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105


TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney                  Chairman, Trustee
V. Lee Barnes                       Trustee
Paul Y. Clinton                     Trustee
Lacy B. Herrmann                    Trustee
Theodore T. Mason                   Trustee
Brian S. Shlissel                   Trustee, President & Chief Executive Officer
Malcolm Bishopp                     Executive Vice President
Michael Corelli                     Vice President and Portfolio Manager
Mark F. Degenhart                   Vice President and Portfolio Manager
Ben J. Fischer                      Vice President and Portfolio Manager
Colin Glinsman                      Vice President and Portfolio Manager
Louis P. Goldstein                  Vice President and Portfolio Manager
Matthew Greenwald                   Vice President and Portfolio Manager
William Gross                       Vice President and Portfolio Manager
Elisa A. Mazen                      Vice President and Portfolio Manager
Jaime Michaelson                    Vice President and Portfolio Manager
Robert K. Urquhart                  Vice President and Portfolio Manager
Lawrence G. Altadonna               Treasurer
Thomas J. Fuccillo                  Secretary
Youse Guia                          Chief Compliance Officer
Jennifer A. Patula                  Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington, D.C. 20459,(202) 942-8090.

                               PIMCO ADVISORS VIT

                          NFJ DIVIDEND VALUE PORTFOLIO

                                  ANNUAL REPORT
                                DECEMBER 31, 2004


                                                   MANAGED BY

                                                   [OPCAP ADVISORS LOGO]

                               PIMCO ADVISERS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                               2004 ANNUAL REPORT


                                                               February 15, 2005


Dear Shareholder:


I am pleased to provide you with the annual report of the PIMCO Advisors VIT-NFJ Dividend Value Portfolio (the "Portfolio") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact you financial advisor or call our shareholder services area at 1-800-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                            PERFORMANCE & STATISTICS
                                   (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:

                                                      1 YEAR                            INCEPTION*/**
NFJ Dividend Value Portfolio                          14.65%                                22.86%
Russell 1000 Value Index +                            16.49%                                22.57%

                       TOP TEN HOLDINGS (% OF NET ASSETS)

Whirlpool Corp.                           4.6%
V.F. Corp.                                4.3%
May Department Stores Co.                 4.1%
KeyCorp.                                  4.0%
Washington Mutual, Inc.                   4.0%
General Motors Corp.                      3.9%
Region Financial Corp.                    3.8%
Merck & Co., Inc.                         3.5%
Dow Chemical Co.                          2.5%
Reynolds American, Inc.                   2.5%

[CHART]

                      TOP FIVE INDUSTRIES (% of net assets)

BANKING                                  13.9%
OIL & GAS                                11.6%
UTILITIES                                 7.9%
PHARMACEUTICALS                           6.9%
RETAIL                                    5.7%

[CHART]

                              PORTFOLIO COMPOSITION

                               NFJ DIVIDEND VALUE
                                    PIE CHART
                                   12/31/2004

                                                       VALUE*
                                                    -----------
BANKING                                             $   189,004
OIL & GAS                                               157,821
UTILITIES                                               108,403
PHARMACEUTICALS                                          93,736
RETAIL                                                   77,729
FINANCIAL SERVICES                                       73,092
INSURANCE                                                71,562
TOBACCO                                                  63,955
HOUSEHOLD DURABLES                                       62,289
APPAREL                                                  58,149
REAL ESTATE                                              56,413
AUTOMOTIVE                                               53,079
TELECOMMUNICATIONS                                       51,661
FOOD & BEVERAGES                                         51,579
CHEMICAL                                                 34,657
METAL & MINING                                           30,584
COMPUTERS                                                27,261
PAPER PRODUCTS                                           26,324
CONSUMER PRODUCTS                                        24,495
BUSINESS SERVICES                                        18,665

[CHART]

CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND RUSSELL/1000 VALUE
                                     INDEX+

                               NFJ DIVIDEND VALUE
                                    PIE CHART
                                   12/31/2004

                                 NFJ DIVIDEND VALUE        RUSSELL 1000 VALUE INDEX*
                                 RETURN     GROWTH $       RETURN       GROWTH $
                                 ------     --------       ------       --------
7/1/2003                                    10,000                      10,000
7/31/2003                         1.90%     10,190          1.48%       10,149
8/31/2003                         2.16%     10,410          1.56%       10,307
9/30/2003                        -1.15%     10,290         -0.98%       10,206
10/31/2003                        7.19%     11,030          6.12%       10,831
11/30/2003                        1.36%     11,180          1.36%       10,978
12/31/2003                        6.33%     11,888          6.16%       11,654
01/31/2004                        1.71%     12,091          1.76%       11,860
02/29/2004                        1.94%     12,326          2.14%       12,113
03/31/2004                       -0.42%     12,274         -0.88%       12,007
04/30/2004                       -1.44%     12,097         -2.44%       11,714
05/31/2004                        0.77%     12,190          1.02%       11,833
06/30/2004                        2.14%     12,451          2.36%       12,113
07/31/2004                       -1.00%     12,327         -1.41%       11,942
08/31/2004                        1.44%     12,504          1.42%       12,111
09/30/2004                        0.92%     12,619          1.55%       12,299
10/31/2004                        0.74%     12,713          1.61%       12,497
11/30/2004                        4.50%     13,285          4.28%       13,032
12/31/2004                        2.60%     13,630          3.62%       13,504

     The performance graph and total return calculation do not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance. Assumes reinvestment of all dividends and distributions.

     + The Russell 1000 Value Index is an unmanaged index that is not available for direct investment. All dividends are reinvested.
     *  Represents Average Annual Return.
     ** Inception Date: July 1, 2003.

-For the year ended December 31, 2004, the Portfolio returned 14.65% versus 16.49% for its benchmark, the Russell 1000 Value Index. Since its inception on July 1, 2003, the portfolio's average annual return of 22.86% outperformed the benchmark return of 22.57%.

-Despite strong equity returns in 2003, investors' risk tolerance fell in the early part of 2004 with the February terrorist attack in Spain and several other geo-political events. As the year progessed, however, investors were lured back to the market. With the economic recovery proceeding smoothly, job growth returning and the fear of deflation subsiding, the market barely reacted when the Federal Reserve Board followed through on its well telegraphed plan to increase the fed funds rate by 25 basis points on June 30,2004.

-Although the Federal Reserve raised rates twice in the third quarter (generally a sign of economic growth), other indicators by late summer pointed to a soft patch in the recovery. In addition, investors were increasingly concerned about a weakening U.S. dollar, the rising cost of oil and the presidential election. Nonetheless, the market finished the year strong, with most major indices posting significant increases during the final quarter and the year.

-Strong stock selection in consumer discretionary names aided performance. Holdings such as V.F. Corp. (apparel), Limited Brands (retail), and Sears Roebuck (retail) were strong contributors.

-Relative performance was also helped by the Portfolio's underweighting in technology, a sector that struggled throughout most of the year. We strictly adhered to our value discipline, which focuses on dividend-yielding stocks with low valuations. Our research indicated that technology valuations were still too high and hardly any tech stocks pay a dividend, leaving us with few opportunities in this sector.

-The Portfolio was hurt by an overweighting in the healthcare sector. In particular, exposure to large-cap pharmaceutical companies such as Merck and Pfizer negatively affected performance. Both stocks were hit hard by revelations that their respective drugs used to treat arthritis, Vioxx and Celebrex, had been shown to increase heart problems in some trials. Merck fell more than 2% and Pfizer fell more than 11% during the fourth quarter. However, we remain confident that these companies are fundamentally sound and that the market is overestimating the negative impact of this news.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                               PORTFOLIO EXPENSES
                                   (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE:
Portfolio shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the July 1, 2004, beginning of the period, and held for the entire period ending, December 31, 2004.

ACTUAL EXPENSES:
The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                              BEGINNING                                      DURING THE PERIOD
                            ACCOUNT VALUE       ENDING ACCOUNT VALUE          JULY 1, 2004 TO
                            JULY 1, 2004        DECEMBER 31, 2004 (1)        DECEMBER 31, 2004*
-----------------------------------------------------------------------------------------------
Actual                         $  1,000              $  1,120.91                  $  5.42
Hypothetical                   $  1,000              $  1,019.90                  $  5.24

* Expenses are equal to the Portfolio's annualized expense ratio of 1.03%; multiplied by the average account value over the period; multiplied by 184/366 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

  SHARES                                                                VALUE
----------                                                           -----------
             COMMON STOCK-97.6%
             APPAREL-4.3%
     1,050   V. F. Corp.                                             $    58,149
                                                                     -----------

             AUTOMOTIVE-3.9%
     1,325   General Motors Corp.                                         53,079
                                                                     -----------

             BANKING-13.9%
       600   Bank of America Corp.                                        28,194
     1,600   KeyCorp                                                      54,240
     1,450   Regions Financial Corp.                                      51,606
     1,300   Washington Mutual, Inc.                                      54,964
                                                                     -----------
                                                                         189,004
                                                                     -----------

             BUSINESS SERVICES-1.4%
       500   Deluxe Corp.                                                 18,665
                                                                     -----------

             CHEMICALS-2.5%
       700   Dow Chemical Co.                                             34,657
                                                                     -----------

             COMPUTERS-2.0%
     1,300   Hewlett-Packard Co.                                          27,261
                                                                     -----------

             CONSUMER PRODUCTS-1.8%
       500   Stanley Works                                                24,495
                                                                     -----------

             FINANCIAL SERVICES-5.4%
       300   Fannie Mae                                                   21,363
       650   J.P. Morgan Chase & Co.                                      25,357
       475   Morgan Stanley                                               26,372
                                                                     -----------
                                                                          73,092
                                                                     -----------

             FOOD & BEVERAGE-3.8%
     1,050   Albertson's, Inc.                                            25,074
       900   ConAgra Foods, Inc.                                          26,505
                                                                     -----------
                                                                          51,579
                                                                     -----------

             HOUSEHOLD DURABLES-4.6%
       900   Whirlpool Corp.                                              62,289
                                                                     -----------

             INSURANCE-5.2%
       500   Jefferson-Pilot Corp.                                        25,980
       500   Lincoln National Corp.                                       23,340
       600   St. Paul Travelers Co's., Inc.                               22,242
                                                                     -----------
                                                                          71,562
                                                                     -----------

             METALS & MINING-2.2%
       800   Freeport-McMoRan Copper & Gold, Inc.                         30,584
                                                                     -----------

             OIL & GAS-11.6%
       550   ChevronTexaco Corp.                                          28,881
       300   ConocoPhillips                                               26,049
       200   Eni S.p.A. ADR                                               25,168

  SHARES                                                                VALUE
----------                                                           -----------
             COMMON STOCK-(CONTINUED)
             OIL & GAS (CONTINUED)
       500   Kerr-McGee Corp.                                        $    28,895
       600   Marathon Oil Corp.                                           22,566
       450   Occidental Petroleum Corp.                                   26,262
                                                                     -----------
                                                                         157,821
                                                                     -----------

             PAPER PRODUCTS-1.9%
       400   Kimberly-Clark Corp.                                         26,324
                                                                     -----------

             PHARMACEUTICALS-6.9%
       450   GlaxoSmithKline plc                                          21,325
     1,500   Merck & Co., Inc.                                            48,210
       900   Pfixer, Inc.                                                 24,201
                                                                     -----------
                                                                          93,736
                                                                     -----------

             REAL ESTATE -4.1%
       450   Boston Properties, Inc.-REIT                                 29,101
       800   Duke Realty Corp.-REIT                                       27,312
                                                                     -----------
                                                                          56,413
                                                                     -----------

             RETAIL-5.7%
       950   Limited Brands, Inc.                                         21,869
     1,900   May Department Stores Co.                                    55,860
                                                                     -----------
                                                                          77,729
                                                                     -----------

             TELECOMMUNICATIONS-3.8%
       500   ALLTEL Corp.                                                 29,380
       550   Verizon Communications, Inc.                                 22,281
                                                                     -----------
                                                                          51,661
                                                                     -----------

             TOBACCO-4.7%
       500   Altria Group, Inc.                                           30,550
       425   R.J. Reynolds Tobacco Holdings, Inc.                         33,405
                                                                     -----------
                                                                          63,955
                                                                     -----------

             UTILITIES-7.9%
       550   DTE Energy Company                                           23,721
       600   KeySpan Corp.                                                23,670
       700   Progress Energy, Inc                                         31,668
       800   Sempra Energy                                                29,344
                                                                     -----------
                                                                         108,403
                                                                     -----------
               Total Common Stock (cost-$1,135,491)                    1,330,458
                                                                     -----------
               Total Investments (cost-$1,135,491)          97.6%      1,330,458
               Other assets less liabilities                 2.4          32,778
                                                           -----     -----------
               Net Assets                                  100.0%    $ 1,363,236
                                                           =====     ===========

----------
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$1,135,491)                                       $   1,330,458
Cash                                                                                 42,380
Dividends receivable                                                                  4,578
Prepaid expenses                                                                        223
                                                                              -------------
  Total Assets                                                                    1,377,639
                                                                              -------------

LIABILITIES:
Investment Advisory fee payable                                                       1,423
Accrued expenses                                                                     12,980
                                                                              -------------
  Total Liabilities                                                                  14,403
                                                                              -------------

    Net Assets                                                                $   1,363,236
                                                                              =============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $       1,102
Paid-in-capital in excess of par                                                  1,122,180
Undistributed net investment income                                                     434
Accumulated net realized gain on investments                                         44,553
Net unrealized appreciation of investments                                          194,967
                                                                              -------------

    Net Assets                                                                $   1,363,236
                                                                              =============

Shares outstanding                                                                  110,178
                                                                              -------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $       12.37
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
Dividends (net of withholding taxes of $324)                                  $      42,783
                                                                              -------------
EXPENSES:
Audit and tax services fees                                                          12,119
Custodian fees                                                                       10,423
Investment advisory fees                                                              9,961
Transfer agent fees                                                                   2,077
Reports to shareholders                                                               1,001
Insurance expense                                                                       775
Miscellaneous                                                                         1,095
                                                                              -------------
  Total expenses                                                                     37,451

  Less: investment advisory fees waived                                              (9,961)
        expenses reimbursed by Investment Adviser                                   (14,759)
        custody credits earned on cash balances                                        (280)
                                                                              -------------

  Net expenses                                                                       12,451
                                                                              -------------

    Net investment income                                                            30,332
                                                                              -------------

REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                     89,696
Net change in unrealized appreciation/depreciation of investments                    54,212
                                                                              -------------

  Net realized and unrealized gain                                                  143,908
                                                                              -------------

NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $     174,240
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE PERIOD
                                                                 FOR THE YEAR       JULY 1, 2003 *
                                                                    ENDED               THROUGH
                                                               DECEMBER 31, 2004   DECEMBER 31, 2003
                                                               -----------------   -----------------
INVESTMENT OPERATIONS:
Net investment income                                          $          30,332   $          15,243
Net realized gain on investments                                          89,696              32,998
Net change in unrealized appreciation/depreciation of
  investments                                                             54,212             140,755
                                                               -----------------   -----------------
  Net increase in net assets resulting from investment
    operations                                                           174,240             188,996
                                                               -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    (31,463)            (15,243)
Net realized gain on investments                                         (71,086)             (5,490)
                                                               -----------------   -----------------
  Total dividends and distributions to shareholders                     (102,549)            (20,733)
                                                               -----------------   -----------------

SHARE TRANSACTIONS:
Net proceeds from the sales of shares                                          -           1,000,000
Reinvestment of dividends and distributions                              102,549              20,733
                                                               -----------------   -----------------
  Net increase in net assets from share transactions                     102,549           1,020,733
                                                               -----------------   -----------------
    Total increase in net assets                                         174,240           1,188,996

NET ASSETS:
Beginning of period                                                    1,188,996                   -
                                                               -----------------   -----------------
End of period (including undistributed net investment income
   of $434 and $141, respectively)                             $       1,363,236   $       1,188,996
                                                               =================   =================

SHARES ISSUED AND REINVESTED:
 Issued                                                                        -             100,000
 Issued in reinvestment of dividends and distributions                     8,403               1,772
                                                               -----------------   -----------------
    Net increase                                                           8,403             101,772
                                                               =================   =================

----------
* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                      FOR THE PERIOD
                                                                 FOR THE YEAR         JULY 1, 2003*
                                                                     ENDED                THROUGH
                                                               DECEMBER 31, 2004    DECEMBER 31, 2003
                                                               ------------------   ------------------
Net asset value, beginning of period                           $            11.68   $            10.00
                                                               ------------------   ------------------
INVESTMENT OPERATIONS:
Net investment income                                                        0.29                 0.15
Net realized and unrealized gain on investments                              1.39                 1.74
                                                               ------------------   ------------------
  Total from investment operations                                           1.68                 1.89
                                                               ------------------   ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                       (0.30)               (0.15)
Net realized gain                                                           (0.69)               (0.06)
                                                               ------------------   ------------------
  Total dividends and distributions to shareholders                         (0.99)               (0.21)
                                                               ------------------   ------------------

Net asset value, end of period                                 $            12.37   $            11.68
                                                               ==================   ==================

TOTAL RETURN (1)                                                            14.65%               18.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                              $            1,363   $            1,189
Ratio of expenses to average net assets (2)(3)                               1.02%                1.20%(4)
Ratio of net investment income to average net assets (3)                     2.44%                2.83%(4)
Portfolio Turnover                                                             41%                  27%

----------
*    Commencement of operations.

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 3.01% and 0.45%, respectively, for the year ended December 31, 2004, and 3.49% (annualized) and 0.55% (annualized), respectively, for the period July 1, 2003 (commencement of operations) through December 31, 2003.
(4)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                PIMCOADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio, NFJ Dividend Value Portfolio, formerly NFJ Equity Income Portfolio (the "Portfolio") and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security may be fair valued in good faith pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

  (B) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be composed of dividends, realized gains and return of capital. The payments may be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

  (C) FEDERAL INCOME TAXES

The portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Portfolio intends not to be subject to U.S. federal excise tax.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended December 31, 2004, the permanent differences are primarily attributable to reclassification of distributions to shareholders. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

  (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

  (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER/SUB-ADVISER

The Portfolio has entered into an Investment Management Agreement (the "Agreement") with the Investment Adviser to serve as investment advisor to the Portfolio. Subject to the supervision of the Portfolio's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and its business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and NFJ Investment Group (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the first $400 million of average daily net assets, 0.375% on the next $400 million of average daily net assets and 0.35% thereafter of the Portfolio's average daily net assets for providing investment advisory services to the Portfolio. For the year ended December 31, 2004, the Investment Adviser paid the Sub-Adviser $4,980, of which $454 was payable at December 31, 2004.

At December 31, 2004, 100.0% of the outstanding shares of the Portfolio was owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, aggregated $515,244 and $499,400 respectively.

(4) INCOME TAX INFORMATION

The tax character of dividends and distributions paid during the periods ended December 31, were:

                                            2004           2003
                                            ----           ----
Ordinary income                         $      96,761   $     20,733
Long-term capital gains                 $       5,788              -

At December 31, 2004, the tax character of distributable earnings of $44,553 was comprised from $12,328 of ordinary income and $32,225 of long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes is $1,135,350. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $221,148; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $26,040; net unrealized appreciation for federal income tax purposes is $195,108.

The difference between book and tax basis unrealized appreciation/depreciation is primarily attributable to wash sales.

(5) REGULATORY AND LITIGATION MATTERS

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, AGI, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

6) OFFICER APPOINTMENTS

On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004, Thomas J. Fuccillo was named as the Trust's Secretary.

OTHER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Policies and Procedures under which the Portfolio votes proxies relating to portfolio securities held by the Portfolio. A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling the Trust at
(800) 700-8258; (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio Form N-PX filing is available (i ) with charged upon request, by calling the Portfolio at (800)-700-8258 and (ii) on the SEC's website at www.sec.gov.

FEDERAL TAX INFORMATION

The Portfolio paid long-term capital gain dividends of $0.05562 per share during the year ended December 31, 2004

43% of the dividends distributed during the fiscal period qualify for the dividends-received deduction for corporate shareholders.

                               PIMCO ADVISORS VIT
                          NFJ DIVIDEND VALUE PORTFOLIO
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of PIMCO Advisors VIT -- NFJ Dividend Value Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NFJ Dividend Value Portfolio, formerly NFJ Equity Income Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period July 1, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 18, 2005

                               PIMCO ADVISORS VIT
                                BOARD OF TRUSTEES
                                   (UNAUDITED)

                                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIP
NAME, POSITION(S) HELD WITH             HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX/OUTSIDE FUND COMPLEX
FUND, LENGTH OF SERVICE, AGE            OVERSEEN BY TRUSTEE.
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE
TERM, UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY                      Principal of Courtney Associates, Inc., a venture capital firm; former
CHAIRMAN OF THE BOARD OF TRUSTEES       General Partner of Trivest Venture Fund, a private venture capital fund;
Age: 71                                 Trustee of the following open-end investment companies, Tax Free Trust of
TRUSTEE SINCE: 1994                     Arizona and 4 Funds for the Hawaiian Trust; Chairman of the Board of
TRUSTEE OF 14 FUNDS IN FUND COMPLEX     Trustees for 10 Funds of Oppenheimer Funds, Inc.
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE
OF FUND COMPLEX

V. LEE BARNES                           Principal, Glenville Associates, management consultants to the insurance
AGE: 68                                 industry; Director, NetLearning Services Corporation; Director, Davis
TRUSTEE SINCE: 2000                     International Banking Consultants (London); Vice President, of Citcorp
TRUSTEE OF 11 FUNDS IN FUND COMPLEX     Global Insurance Division. Formerly, Principal, McKinsey & Co., Inc.;
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE    Executive Vice President, The Continental Corporation; Partner, Ernst &
OF FUND COMPLEX                         Young (Management Consulting).

PAUL Y. CLINTON                         Principal of Clinton Management Associates, a financial and venture capital
AGE: 74                                 consulting firm; Trustee of the following open-end investment companies:
TRUSTEE SINCE: 1994                     Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest
TRUSTEE OF 11 FUNDS IN FUND COMPLEX     International Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc.,
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE    Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced
OF FUND COMPLEX                         Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series
                                        Limited Term New York Municipals and Bond Fund Series, Oppenheimer
                                        Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

                                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIP
NAME, POSITION(S) HELD WITH             HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX/OUTSIDE FUND COMPLEX
FUND. LENGTH OF SERVICE, AGE            OVERSEEN BY TRUSTEE.
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE
TERM, UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

LACY B. HERRMANN                        Chairman and Chief Executive Officer of Aquila Management Corporation, the
AGE: 75                                 sponsoring organization and manager, administrator and/or sub-adviser to a
TRUSTEE SINCE: 1994                     group of the following open-end investment companies, and Chairman of the
TRUSTEE OF 11 FUNDS IN FUND COMPLEX     Board of Trustees and President of each: Churchill Cash Reserves Trust,
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE    Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific
OF FUND COMPLEX                         Capital U.S. Treasuries Cash Assets Trust, Prime Cash Fund, Narrangansett
                                        Insured Tax-Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free
                                        Fund of Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon,
                                        Tax-Free Trust of Arizona, and Aquila Rocky Mountain Equity Fund. Vice
                                        President, Director, Secretary, and formerly Treasurer of Aquila
                                        Distributors, Inc., distributor of each of the above funds; President and
                                        Chairman of the Board of Trustees of Capital Cash Management Trust
                                        ("CCMT'), and an Officer and Trustee/Director of its predecessors.
                                        President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of InCap Management
                                        Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and
                                        Short-Term Asset Reserves; Director of Oppenheimer Quest International
                                        Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest
                                        Global Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, and
                                        Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University. Formerly Chairman of the
                                        Board of Trustee and President of Hawaiian Tax-Free Trust.

THEODORE T. MASON                       Managing Director of Eastwind Power Partners Ltd. since 1994 and of
AGE:69                                  Louisiana Power Partners, LLC since 1999 to 2003. Treasurer of the Alumni
TRUSTEE SINCE: 2000                     Association of SUNY Maritime College since 2004(President 2002-2003; First
TRUSTEE OF 11 FUNDS IN FUND COMPLEX     Vice President 2000-2001; Second Vice President 1998-1999) and Director of
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE     the same organization since 1997; Chairman of the Board of Hawaiian Tax
OF FUND COMPLEX                         Free Trust and Pacific Capital Cash Assets Trust (and Trustee sine 1984),
                                        Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S.
                                        Government Securities Cash Asset Trust (and Trustee since 1988) since 2004;
                                        Trustee of Churchill Tax-Free Fund of Kentucky since 1992; Vice Chairman of the Board and Trustee of Capital Cash Management Trust (inative) from 1981,
                                        Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc., 1974-2004; Vice
                                        Chairman of the Board of Trustees and Trustee of Prime Cash Fund (is
                                        inactive) since 1982; Trustee of Short-Term Asset Reserves, 1984-1986;
                                        Trustee of Churchill Cash Reserves Trust (inactive) from 1985; Trustee of
                                        Aquila Fund (inactive) sinc 2004; Director of The Maritime Industry Museum at Fort Schuyler 2000-2004; Trustee of the Maritime College at Fort Schuyler
                                        Foundation, Inc. since 2000; Director of the New York Council of the Navy
                                        League since 2002; Former National Officer of the Navy Reserve Association
                                        (twice) and Commanding officer of four Naval Reserve units, Captain, USNR
                                        (Ret).

                                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIP
NAME, POSITION(S) HELD WITH             HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX/OUTSIDE FUND COMPLEX
FUND. LENGTH OF SERVICE, AGE            OVERSEEN BY TRUSTEE.
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE
TERM, UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN S. SHLISSEL                       Executive Vice President, PA Fund Management LLC, President and Chief
PRESIDENT, CHIEF EXECUTIVE OFFICER      Executive Officer, PIMCO Municipal Income Fund, PIMCO California Municipal
AGE:40                                  Income Fund, PIMCO Municipal New York Income Fund, PIMCO Municipal Income
TRUSTEE SINCE: 2004                     Fund II, PIMCO California Municipal Income II, Fund, PIMCO New York
TRUSTE  OF 11 FUNDS IN FUND COMPLEX     Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE    Municipal Income Fund III, PIMCO New York Municipal Income Fund III, PIMCO
OF FUND COMPLEX                         Corporate Income Fund, PIMCO Corporate Opportunity Fund, Nicholas-Applegate
                                        Convertible & Income Fund, PIMCO High Income Fund, Nicholas-Applegate
                                        Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO
                                        Floating Rate Strategy Fund, Fixed Income SHares and Municipal Advantage
                                        Fund, Inc.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney               Chairman, Trustee
V. Lee Barnes                    Trustee
Paul Y. Clinton                  Trustee
Lacy B. Herrmann                 Trustee
Theodore T. Mason                Trustee
Brian S. Shlissel                Trustee, President & Chief Executive Officer
Malcolm Bishopp                  Executive Vice President
Michael Corelli                  Vice President and Portfolio Manager
Mark F. Degenhart                Vice President and Portfolio Manager
Ben J. Fisher                    Vice President and Portfolio Manager
Colin Glinsman                   Vice President and Portfolio Manager
Louis P. Goldstein               Vice President and Portfolio Manager
Matthew Greenwald                Vice President and Portfolio Manager
William Gross                    Vice President and Portfolio Manager
Elisa A. Mazen                   Vice President and Portfolio Manager
Jaime Michaelson                 Vice President and Portfolio Manager
Robert K. Urquhart               Vice President and Portfolio Manager
Lawrence G. Altadonna            Treasurer
Thomas J. Fuccillo               Secretary
Youse Guia                       Chief Compliance Officer
Jennifer A. Patula               Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
NFJ Investment Group
2121 San Jacinto, Suite 1840
Dallas, TX 75201

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at Commission's headquarters' office, 450 5th Street NW., Room 1200, Washington D.C. 20459, (202) 942-8090

                               PIMCO ADVISORS VIT

                          NFJ SMALL CAP VALUE PORTFOLIO

                                  ANNUAL REPORT
                                DECEMBER 31, 2004

                                                   MANAGED BY

                                                   [OPCAP ADVISORS LOGO]

                               PIMCO ADVISERS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                               2004 ANNUAL REPORT

                                                               February 15, 2005

Dear Shareholder:


I am pleased to provide you with the annual report of the PIMCO Advisors VIT-NFJ Small Cap Portfolio (the "Portfolio") for the year ended December 31, 2004.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact you financial advisor or call our shareholder services area at 1-800-700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                            PERFORMANCE & STATISTICS
                                   (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004:

                                          1 YEAR     INCEPTION*/**
NFJ Small Cap Portfolio                   22.87%        28.61%
Russell 2000 Value Index+                 22.25%        32.85%

                     TOP TEN HOLDINGS (as a % of net assets)

Ipsco Inc.                                1.5%
Commercial Metals Co.                     1.3%
Precision Castparts Corp.                 1.2%
UCI Corp.                                 1.2%
Com Products International Inc.           1.2%
Harsco Corp.                              1.2%
Wells Markets, Inc.                       1.2%
Range Rescorp.                            1.2%
Berry Pete Co.                            1.2%
CBL & Associates Properties, Inc.         1.2%

[CHART]

                   TOP FIVE INDUSTRIES (as a % of net assets)

OIL & GAS                                 14.0%
REAL ESTATE                                7.7%
METALS/MINING                              7.0%
DIVERSIFIED MANUFACTURING                  6.7%
BANKING                                    5.4%

[CHART]

  CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PORTFOLIO AND THE RUSSELL 2000
                                  VALUE INDEX +

                               PIMCO ADVISORS VIT
                             NFJ SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

                                                                                     VALUE
Oil & Gas-14.0%                                                                      593,639
Real Estate-7.7%                                                                     328,338
Metals & Mining-7.0%                                                                 295,530
Diversified Manufacturing-6.7%                                                       282,020
Banking-5.4%                                                                         229,546
Retail-5.4%                                                                          229,164
Energy-3.3%                                                                          138,647
Insurance-3.1%                                                                       133,510
Trucking/Shipping-2.9%                                                               123,370
Food, Beverage & Tobacco-2.7%                                                        113,642
Machinery/Engineering-2.4%                                                           103,574
Drugs & Medical Products-2.3%                                                         98,596
Chemicals-2.0%                                                                        84,336
Food Services-1.8%                                                                    74,916
Industrial Manufacturing-1.8%                                                         74,716
Transportation-1.7%                                                                   70,129
Apparel/Textiles-1.6%                                                                 66,196
Electronics-1.3%                                                                      54,711
Manufacturing-1.2%                                                                    52,544
Aerospace/Defense-1.1%                                                                47,738
Building/Construction-1.1%                                                            46,000
Health & Personal Care-1.0%                                                           41,299
Industrial Materials-1.0%                                                             41,286
Wholesale Distribution-1.0%                                                           40,846
Air-Conditioning/Refrigeration-1.0%                                                   40,700
Printing & Publishing-0.9%                                                            40,284
Leisure-0.9%                                                                          40,233
Business Services-0.9%                                                                38,500
Consumer Products-0.9%                                                                38,354
Forestry-0.7%                                                                         30,380
Household Products-0.7%                                                               29,984
Paper Products-0.6%                                                                   24,256
Recreation-0.6%                                                                       23,929
Utilities-0.4%                                                                        18,850

The performance graph does not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance. Assumes reinvestment of all dividends and distributions.

+ The Russell 2000 Value Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.
*   Represents Average Annual Return.
**  Commencement of operations.

[CHART]

                        PORTFOLIO COMPOSITION (UNAUDITED)

                               PIMCO ADVISORS VIT
                             NFJ SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

                             NFJ SMALL CAP VALUE         RUSSELL 2000 VALUE INDEX*
                              RETURN    GROWTH $            RETURN      GROWTH $
                              ------    --------            ------      --------
07/1/2003                               10,000                          10,000
07/31/2003                    2.90%     10,290              4.99%       10,499
08/31/2003                    3.30%     10,630              4.58%       10,980
09/30/2003                   -2.07%     10,410             -1.15%       10,854
10/31/2003                    6.05%     11,039              8.15%       11,738
11/30/2003                    3.08%     11,379              3.84%       12,189
12/31/2003                    4.49%     11,890              3.62%       12,630
01/31/2004                    1.80%     12,104              3.46%       13,057
02/29/2004                    2.48%     12,404              1.94%       13,321
03/31/2004                    0.91%     12,517              1.38%       13,504
04/30/2004                   -3.95%     12,023             -5.17%       12,806
05/31/2004                    1.80%     12,239              1.21%       12,961
06/30/2004                    6.40%     13,023              5.08%       13,620
07/31/2004                   -3.56%     12,559             -4.60%       12,993
08/31/2004                    0.25%     12,590              0.98%       13,121
09/30/2004                    4.09%     13,105              3.96%       13,640
10/31/2004                    1.26%     13,271              1.55%       13,851
11/30/2004                    8.77%     14,434              8.87%       15,080
12/31/2004                    1.15%     14,600              2.39%       15,441

-For the year ended December 31, 2004, the Portfolio returned 22.87%, versus 22.25% for its benchmark, the Russell 2000 Value Index. Since its inception on July 1, 2003, the Portfolio's average annual return of 28.61%, underperformed the benchmark return of 32.85%.

-Despite strong equity returns in 2003, investors' risk tolerance fell in the early part of 2004 with the February terrorist attack in Spain and several other geo-political events. As the year progressed, however, investors were lured back to the market. With the economic recovery proceeding smoothly, job growth returning and the fear of deflation subsiding, the market barely reacted when the Federal Reserve Board followed through on its well telegraphed plan to increase the Fed funds rate by 25 basis points on June 30.

-Although the Federal Reserve raised rates twice in the third quarter (generally a sign of economic growth), other indicators by late summer pointed to a soft patch in the recovery. In addition, investors were increasingly concerned about a weakening U.S. dollar, the rising cost of oil and the presidential election. Nonetheless, the market finished the year strong, with most major indexes posting significant increases for the final quarter of the year. While growth led the December rally, value indexes finished on top for both the quarter and the full year.

-Relative performance was helped during the year by the Portfolio's underweight exposure to technology, a sector that struggled throughout most of the year. We strictly adhered to our value discipline, which focuses on dividend-yielding stocks with low valuations. Our research indicated that technology valuations were still too high and relatively few tech stocks pay a dividend, leaving few opportunities in this sector.

-Energy was also a strong point for the Portfolio, with the sector as a whole supported by rising oil prices. Overweight exposure and strong stock selection in energy contributed to relative performance during the period. In fact, two of the best performing stocks in the Portfolio over the year were from the energy sector: Frontline Ltd., a crude oil transportation company, and Berry Petroleum, a crude oil and natural gas company. Both of these holdings appreciated in excess of 100% in 2004.

-Poor stock selection in the consumer discretionary sector was a detractor from performance during the period. Callaway Golf, a golf equipment and apparel manufacturer, and Bob Evans Farms, the operator of Bob Evans Restaurants and General Stores, both struggled in 2004 and hindered the Portfolio's relative performance.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                               PORTFOLIO EXPENSES
                                   (unaudited)

SHAREHOLDER EXPENSE EXAMPLE:
Portfolio shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help to understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, beginning of the period, and held for the entire period ending December 31, 2004.

ACTUAL EXPENSES:
The first line of the table below provides information about actual account values and actual expenses. Shareholders may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example to those that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                      BEGINNING                                   DURING THE PERIOD
                                    ACCOUNT VALUE        ENDING ACCOUNT VALUE      JULY 1, 2004 TO
                                     JULY 1, 2004        DECEMBER 31, 2004 (1)    DECEMBER 31, 2004*
------------------------------------------------------------------------------------------------------
Actual                           $               1,000   $            1,121.90   $                6.08
Hypothetical                     $               1,000   $            1,019.27   $                5.80

* Expenses are equal to the Portfolio's annualized expense ratio of 1.14%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the # of days in the period).

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized. An investment in the Portfolio involves risk, including the loss of principal. Total return and yield will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

    SHARES                                                                                                    VALUE
---------------                                                                                           -------------
                  COMMON STOCK-87.1%
                  AEROSPACE/DEFENSE-1.1%
            300   Cubic Corp.                                                                             $       7,551
            700   Curtiss-Wright Corp.                                                                           40,187
                                                                                                          -------------
                                                                                                                 47,738
                                                                                                          -------------

                  AIR-CONDITIONING/REFRIGERATION-1.0%
          2,000   Lennox International, Inc.                                                                     40,700
                                                                                                          -------------

                  APPAREL/TEXTILES-1.6%
          1,100   Kellwood Co.                                                                                   37,950
          1,450   Russell Corp.                                                                                  28,246
                                                                                                          -------------
                                                                                                                 66,196
                                                                                                          -------------

                  BANKING-5.4%
          1,050   AMCORE Financial, Inc.                                                                         33,788
          1,750   BancorpSouth, Inc.                                                                             42,647
          1,150   Commercial Federal Corp.                                                                       34,166
          1,422   Old National Bancorp                                                                           36,773
          1,650   Susquehanna Bancshares, Inc.                                                                   41,168
          1,545   Washington Federal, Inc.                                                                       41,004
                                                                                                          -------------
                                                                                                                229,546
                                                                                                          -------------

                  BUILDING/CONSTRUCTION-1.1%
          1,150   Chicago Bridge & Iron Co. N.V.                                                                 46,000
                                                                                                          -------------

                  BUSINESS SERVICES-0.9%
          2,000   Ennis, Inc.                                                                                    38,500
                                                                                                          -------------

                  CHEMICALS-2.0%
          1,000   Lubrizol Corp.                                                                                 36,860
          2,600   Methanex Corp.                                                                                 47,476
                                                                                                          -------------
                                                                                                                 84,336
                                                                                                          -------------

                  CONSUMER PRODUCTS-0.9%
          1,350   WD-40 Co.                                                                                      38,354
                                                                                                          -------------

                  DIVERSIFIED MANUFACTURING-6.7%
          1,300   Acuity Brands, Inc.                                                                            41,340
            850   Barnes Group, Inc.                                                                             22,534
          1,400   Crane Co.                                                                                      40,376
            900   Harsco Corp.                                                                                   50,166
          1,000   Lancaster Colony Corp.                                                                         42,870
          1,800   Sensient Technologies Corp.                                                                    43,182
            800   Teleflex, Inc.                                                                                 41,552
                                                                                                          -------------
                                                                                                                282,020
                                                                                                          -------------

                  DRUGS & MEDICAL PRODUCTS-2.3%
          1,250   Arrow International, Inc.                                                                      38,738
            800   Invacare Corp.                                                                                 37,008
            500   Landauer, Inc.                                                                                 22,850
                                                                                                          -------------
                                                                                                                 98,596
                                                                                                          -------------

    SHARES                                                                                                    VALUE
---------------                                                                                           -------------
                  ELECTRONICS-1.3%
          1,900   ArvinMeritor, Inc.                                                                      $      42,503
            950   Methode Electronics, Inc.                                                                      12,208
                                                                                                          -------------
                                                                                                                 54,711
                                                                                                          -------------

                  ENERGY-3.3%
          2,150   Cleco Corp.                                                                                    43,559
          1,000   Peoples Energy Corp.                                                                           43,950
          1,250   UGI Corp.                                                                                      51,138
                                                                                                          -------------
                                                                                                                138,647
                                                                                                          -------------

                  FOOD, BEVERAGE & TOBACCO-2.7%
            950   Corn Products International, Inc.                                                              50,882
            400   Sanderson Farms, Inc.                                                                          17,312
            950   Universal Corp.                                                                                45,448
                                                                                                          -------------
                                                                                                                113,642
                                                                                                          -------------

                  FOOD SERVICES-1.8%
          1,450   Bob Evans Farms, Inc.                                                                          37,903
          1,250   Fresh Del Monte Produce, Inc.                                                                  37,013
                                                                                                          -------------
                                                                                                                 74,916
                                                                                                          -------------

                  FORESTRY-0.7%
            700   Universal Forest Products, Inc.                                                                30,380
                                                                                                          -------------

                  HEALTH & PERSONAL CARE-1.0%
          1,650   West Pharmaceutical Services, Inc.                                                             41,299
                                                                                                          -------------

                  HOUSEHOLD PRODUCTS-0.7%
          1,350   Libbey, Inc.                                                                                   29,984
                                                                                                          -------------

                  INDUSTRIAL MANUFACTURING-1.8%
          1,600   Valmont Industries, Inc.                                                                       40,176
          1,000   York International Corp.                                                                       34,540
                                                                                                          -------------
                                                                                                                 74,716
                                                                                                          -------------

                  INDUSTRIAL MATERIALS-1.0%
          2,100   RPM International, Inc.                                                                        41,286
                                                                                                          -------------

                  INSURANCE-3.1%
            800   AmerUs Group Co.                                                                               36,240
            775   Delphi Financial Group, Inc.                                                                   35,766
            300   LandAmerica Financial Group, Inc.                                                              16,179
          1,750   Scottish Re Group Ltd.                                                                         45,325
                                                                                                          -------------
                                                                                                                133,510
                                                                                                          -------------

                  LEISURE-0.9%
          1,750   Intrawest Corp.                                                                                40,233
                                                                                                          -------------

                  MACHINERY/ENGINEERING-2.4%
          1,150   Albany International Corp.                                                                     40,434
          1,000   Lincoln Electric Holdings, Inc.                                                                34,540
          1,000   Regal-Beloit Corp.                                                                             28,600
                                                                                                          -------------
                                                                                                                103,574
                                                                                                          -------------

    SHARES                                                                                                    VALUE
---------------                                                                                           -------------
                  MANUFACTURING-1.2%
            800   Precision Castparts Corp.                                                               $      52,544
                                                                                                          -------------

                  METALS & MINING-7.0%
          1,050   Arch Coal, Inc.                                                                                37,317
          1,050   Commercial Metals Co.                                                                          53,088
          2,400   Goldcorp, Inc.                                                                                 36,096
          5,400   IAMGOLD Corp.                                                                                  35,694
          1,300   IPSCO, Inc.                                                                                    62,140
          1,300   Massey Energy Co.                                                                              45,435
            800   Mueller Industries, Inc                                                                        25,760
                                                                                                          -------------
                                                                                                                295,530
                                                                                                          -------------

                  OIL & GAS-14.0%
          1,750   Atmos Energy Corp.                                                                             47,862
          1,050   Berry Petroleum Co.                                                                            50,085
            800   Cabot Oil & Gas Corp.                                                                          35,400
            750   Energen Corp.                                                                                  44,212
          1,300   Holly Corp.                                                                                    36,231
          1,450   National Fuel Gas Co.                                                                          41,093
          1,150   Northwest Natural Gas Co.                                                                      38,801
            950   Penn Virginia Corp.                                                                            38,542
          2,450   Range Resources Corp.                                                                          50,127
          1,100   St. Mary Land & Exploration Co.                                                                45,914
          1,750   Vectren Corp.                                                                                  46,900
          1,350   Western Gas Resources, Inc.                                                                    39,488
          1,350   WGL Holdings, Inc.,                                                                            41,634
            750   World Fuel Services Corp.                                                                      37,350
                                                                                                          -------------
                                                                                                                593,639
                                                                                                          -------------

                  PAPER PRODUCTS-0.6%
          1,600   Rock-Tenn Co.                                                                                  24,256
                                                                                                          -------------

                  PRINTING & PUBLISHING-0.9%
            900   Banta Corp.                                                                                    40,284
                                                                                                          -------------

                  REAL ESTATE-7.7%
            650   CBL & Associates Properties, Inc.-REIT                                                         49,627
          1,700   Equity One, Inc. -REIT                                                                         40,341
            950   First Industrial Realty Trust, Inc.-REIT                                                       38,693
            950   Healthcare Realty Trust, Inc.-REIT                                                             38,665
          3,150   HRPT Properties Trust-REIT                                                                     40,415
          1,550   Nationwide Health Properties, Inc.-REIT                                                        36,813
          1,550   New Plan Excel Realty Trust-REIT                                                               41,974
            950   Shurgard Storage Centers, Inc.-REIT                                                            41,810
                                                                                                          -------------
                                                                                                                328,338
                                                                                                          -------------

                  RECREATION-0.6%
          2,650   Sturm, Ruger & Co., Inc.                                                                       23,929
                                                                                                          -------------

    SHARES                                                                                                    VALUE
---------------                                                                                           -------------
                  RETAIL-5.4%
            700   Brown Shoe Co. Inc.                                                                     $      20,881
          1,900   Burlington Coat Factory Warehouse Corp.                                                        43,130
          2,200   Casey's General Stores, Inc.                                                                   39,930
          1,100   Cato Corp.                                                                                     31,702
          2,000   Ruddick Corp.                                                                                  43,380
          1,300   Weis Markets, Inc.                                                                             50,141
                                                                                                          -------------
                                                                                                                229,164
                                                                                                          -------------

                  TRANSPORTATION-1.7%
            650   Arkansas Best Corp.                                                                            29,178
          1,150   Tidewater, Inc.                                                                                40,951
                                                                                                          -------------
                                                                                                                 70,129
                                                                                                          -------------

                  TRUCKING/SHIPPING-2.9%
            900   Frontline Ltd.                                                                                 39,924
              - * Ship Finance International Ltd.                                                                     7
            900   Teekay Shipping Corp.                                                                          37,899
          1,200   USF Corp.                                                                                      45,540
                                                                                                          -------------
                                                                                                                123,370
                                                                                                          -------------

                  UTILITIES-0.4%
          1,000   Duquesne Light Holdings, Inc.                                                                  18,850
                                                                                                          -------------

                  WHOLESALE DISTRIBUTION-1.0%
          1,450   Owens & Minor, Inc.                                                                            40,846
                                                                                                          -------------

                  Total Common Stock (cost-$3,158,558)                                                        3,689,763
                                                                                                          -------------

                  Total Investments (cost-$3,158,558)                                              87.1%      3,689,763
                  Other assets less liabilities                                                    12.9         545,558
                                                                                          -------------   -------------
                  Net Assets                                                                      100.0%  $   4,235,321
                                                                                          =============   =============

----------
*  Represents less than one share.

REIT - Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

ASSETS:
Investments, at value (cost-$3,158,558)                                            $     3,689,763
Cash                                                                                       469,484
Receivable for shares of beneficial interest sold                                           66,473
Receivable for investments sold                                                             18,712
Dividends receivable                                                                         7,549
Receivable due from Investment Adviser                                                         567
Prepaid expenses                                                                               226
                                                                                   ---------------
   Total Assets                                                                          4,252,774
                                                                                   ---------------

LIABILITIES:
Accrued expenses                                                                            17,453
                                                                                   ---------------
   Total Liabilities                                                                        17,453
                                                                                   ---------------

     Net Assets                                                                    $     4,235,321
                                                                                   ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)        $         3,044
Paid-in-capital in excess of par                                                         3,685,423
Dividends in excess of net investment income                                                (2,007)
Accumulated net realized gain on investments                                                17,651
Net unrealized appreciation of investments and foreign currency transactions               531,210
                                                                                   ---------------

     Net Assets                                                                    $     4,235,321
                                                                                   ===============
Shares outstanding                                                                         304,390
                                                                                   ---------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                     $         13.91
                                                                                   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
Dividends (net of foreign witholding taxes of $157)                                $        53,406
                                                                                   ---------------
EXPENSES:
Custodian fees                                                                              23,806
Audit and tax services fees                                                                 14,658
Investment advisory fees                                                                    14,653
Reports to shareholders                                                                      2,900
Transfer agent fees                                                                          2,172
Trustees' fees and expenses                                                                    918
Insurance expense                                                                              471
Miscellaneous                                                                                1,207
                                                                                   ---------------
   Total expenses                                                                           60,785

   Less: investment advisory fees waived                                                   (14,653)
         expenses reimbursed by Investment Adviser                                         (25,864)
         custody credits earned on cash balances                                            (1,952)
                                                                                   ---------------
     Net expenses                                                                           18,316
                                                                                   ---------------

        Net investment income                                                               35,090
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                           59,365
Net change in unrealized appreciation/depreciation of investments and foreign
  currency transactions                                                                    378,346
                                                                                   ---------------

     Net realized and unrealized gain                                                      437,711
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                    $       472,801
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       FOR THE PERIOD
                                                                               YEAR ENDED           JULY 1, 2003* THROUGH
                                                                            DECEMBER 31, 2004        DECEMBER 31, 2003
                                                                         ----------------------    ----------------------
INVESTMENT OPERATIONS:
Net investment income                                                    $               35,090    $               10,147
Net realized gain on investments and foreign currency transactions                       59,365                    26,312
Net unrealized appreciation/depreciation of investments                                 378,346                   152,864
                                                                         ----------------------    ----------------------
   Net increase in net assets resulting from investment operations                      472,801                   189,323
                                                                         ----------------------    ----------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                   (39,121)                  (10,166)
Net realized gains on investments                                                       (56,076)                   (9,907)
                                                                         ----------------------    ----------------------
        Total dividends and distributions to shareholders                               (95,197)                  (20,073)
                                                                         ----------------------    ----------------------

SHARE TRANSACTIONS:
Net proceeds from the sales of shares                                                 2,612,123                 1,000,000
Reinvestment of dividends and distributions                                              95,197                    20,073
Cost of shares redeemed                                                                 (38,926)                       --
                                                                         ----------------------    ----------------------
        Net increase in net assets from share transactions                            2,668,394                 1,020,073
                                                                         ----------------------    ----------------------

          Total increase in net assets                                                3,045,998                 1,189,323

NET ASSETS:
Beginning of period                                                                   1,189,323                        --
                                                                         ----------------------    ----------------------
End of period (including undistributed (dividends in excess of)
net investment income of $(2,007) and $826, respectively)                $            4,235,321    $            1,189,323
                                                                         ======================    ======================

SHARES ISSUED AND REINVESTED:
Issued                                                                                  198,792                   100,000
Issued in reinvestment of dividends and distributions                                     7,036                     1,717
Redeemed                                                                                 (3,155)                       --
                                                                         ----------------------    ----------------------
          Net increase                                                                  202,673                   101,717
                                                                         ======================    ======================

----------
*    Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                                       FOR THE PERIOD
                                                                                                       JULY 1, 2003 *
                                                                              YEAR ENDED                  THROUGH
                                                                           DECEMBER 31, 2004          DECEMBER 31, 2003
                                                                         ----------------------     ----------------------
Net asset value, beginning of period                                     $                11.69     $                10.00
                                                                         ----------------------     ----------------------

INVESTMENT OPERATIONS:
Net investment income                                                                      0.11                       0.10
Net realized and unrealized gain on investments and
  foreign currency transactions                                                            2.53                       1.79
                                                                         ----------------------     ----------------------
   Total income from investment operations                                                 2.64                       1.89
                                                                         ----------------------     ----------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                     (0.13)                     (0.10)
Net realized gains                                                                        (0.29)                     (0.10)
                                                                         ----------------------     ----------------------
   Total dividends and distributions to shareholders                                      (0.42)                     (0.20)
                                                                         ----------------------     ----------------------

Net asset value, end of period                                           $                13.91     $                11.69
                                                                         ======================     ======================

TOTAL RETURN (1)                                                                          22.87%                     18.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                        $                4,235     $                1,189
Ratio of expenses to average net assets (2)(3)                                             1.11%                      1.00%(4)
Ratio of net investment income to average net assets (3)                                   1.92%                      1.86%(4)
Portfolio Turnover                                                                           20%                        16%

----------
*    Commencement of operations
(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been 3.32% and (0.30%), respectively, for the year ended December 31, 2004 and 3.27% (annualized) and (0.41%) (annualized), respectively, for the period July 1, 2003 (commencement of operations) through December 31, 2003.
(4)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                PIMCOADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio (the "Portfolio"), NFJ Dividend Value Portfolio and OpCap Balanced Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America L.P.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

     (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security may be fair valued in good faith pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

     (B) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Payments received from certain investments may be composed of dividends, realized gains and return of capital. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

     (C) FEDERAL INCOME TAXES

The portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Portfolio intends not to be subject to U.S. federal excise tax.

     (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the year ended December 31, 2004, the permanent differences are primarily attributable to reclassification of distributions to shareholders. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

     (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

     (F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

2) INVESTMENT ADVISER/SUB-ADVISER

The Portfolio has entered into an Investment Management Agreement (the "Agreement") with the Investment Adviser to serve as investment adviser of the Portfolio. Subject to the supervision of the Portfolio's Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and its business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio's average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and NFJ Investment Group (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the first $400 million of average daily net assets, 0.375% on the next $400 million of average daily net assets and 0.35% thereafter of the Portfolio's average daily net assets for providing investment advisory services to the Portfolio. For the year ended December 31, 2004, the Investment Adviser paid the Sub-Adviser $7,327, of which $1,238 was payable at December 31, 2004.

At December 31, 2004, 34.5% of the outstanding shares of the Portfolio was owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2004, purchases and sales of securities, other than short-term securities, aggregated $2,463,339 and $346,378, respectively.

(4) INCOME TAX INFORMATION

The tax character of dividends and distributions paid during the periods ended December 31, were:

                                                                                         2004      2003
                                                                                       --------  --------
Ordinary income                                                                        $ 92,078  $ 20,073
Long-term capital gains                                                                $  3,119         -

At December 31, 2004, the tax character of distributable earnings of $17,706 was comprised of $3,807 of ordinary income and $13,899 of long-term capital gains.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized foreign currency losses of $2,171, arising after October 31, 2004. Such losses are treated as arising on January 1, 2005.

The cost basis of portfolio securities for federal income tax purposes is $3,159,088. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $542,251, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $11,576 net unrealized appreciation for federal income tax purposes is $530,675.

The difference between book and tax basis unrealized/depreciation is primarily attributable to wash sales and differing treatment of real estate investment trust securities.

(5) REGULATORY AND LITIGATION MATTERS

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that certain affiliates of the Investment Adviser (the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Trust.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with AGI, an indirect parent of the Investment Adviser and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Trust.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Adviser in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Trust.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Adviser believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, AGI, the Trust, other open- and closed-end funds advised or distributed by the Investment Adviser and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Adviser and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on the Investment Adviser's or Affiliate's ability to perform its respective investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this report to shareholders. There may be additional litigation or regulatory developments in connection with the matters discussed above.

6) OFFICER APPOINTMENTS

On October 4, 2004, Youse Guia was appointed as the Trust's Chief Compliance Officer and on December 7, 2004, Thomas, J. Fuccillo was named as the Trust's Secretary.


7) CLOSING OF THE PORTFOLIO

At a meeting of the Portfolio's Board of Trustees on October 21, 2004, the Board of Trustees approved the closing and termination of the Portfolio. The Portfolio will close and permanently cease investment operations on or about April 30, 2005.


OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has adopted Portfolio Proxy Policies and Procedures under which the Portfolio votes proxies relating to portfolio securities held by the Portfolio. A description of policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling the Trust at (800) 700-8258; (ii) on the Securities and Exchange Commission's website at www.sec.gov. In addition the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio Form N-PX filing is available (i) with charged upon request, by calling the Portfolio at (800)-700-8258 and (ii) on the SEC's website at www.sec.gov.

FEDERAL TAX INFORMATION

The portfolio paid long-term capital gain dividends of $0.01178 per share during the year ended December 31, 2004.

39% of the dividends distributed during the fiscal period qualify for the dividends-received deduction for corporate shareholders.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of PIMCO Advisors VIT -- NFJ Small Cap Value Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NFJ Small Cap Value Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period July 1, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 7, the Board of Trustees approved the closing and termination of the Portfolio. It is anticipated that the Portfolio will cease operations on or about April 30, 2005.


PricewaterhouseCoopers LLP
New York, New York
February 18, 2005

                               PIMCO ADVISORS VIT
                                BOARD OF TRUSTEES
                                   (UNAUDITED)

                                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIP
NAME, POSITION(S) HELD WITH            HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX/OUTSIDE FUND COMPLEX
FUND, LENGTH OF SERVICE, AGE           OVERSEEN BY TRUSTEE.
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE
TERM, UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY                     Principal of Courtney Associates, Inc., a venture capital firm; former
CHAIRMAN OF THE BOARD OF TRUSTEES      General Partner of Trivest Venture Fund, a private venture capital fund;
Age: 71                                Trustee of the following open-end investment companies, Tax Free Trust of
TRUSTEE SINCE: 1994                    Arizona and 4 Funds for the Hawaiian Trust; Chairman of the Board of
TRUSTEE OF 14 FUNDS IN FUND COMPLEX    Trustees for 10 Funds of Oppenheimer Funds, Inc.
TRUSTEE/DIRECTOR OF 15 FUNDS
OUTSIDE OF FUND COMPLEX

V. LEE BARNES                          Principal, Glenville Associates, management consultants to the insurance
AGE: 68                                industry; Director, NetLearning Services Corporation; Director, Davis
TRUSTEE SINCE: 2000                    International Banking Consultants (London); Vice President, of Citcorp
TRUSTEE OF 11 FUNDS IN FUND COMPLEX    Global Insurance Division. Formerly, Principal, McKinsey & Co., Inc.;
TRUSTEE/DIRECTOR OF NO FUNDS           Executive Vice President, The Continental Corporation; Partner, Ernst &
OUTSIDE OF FUND COMPLEX                Young (Management Consulting).

PAUL Y. CLINTON                        Principal of Clinton Management Associates, a financial and venture capital
AGE: 74                                consulting firm; Trustee of the following open-end investment companies:
TRUSTEE SINCE: 1994                    Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest
TRUSTEE OF 11 FUNDS IN FUND COMPLEX    International Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc.,
TRUSTEE/DIRECTOR OF 13 FUNDS           Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced
OUTSIDE OF FUND COMPLEX                Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series
                                       Limited Term New York Municipals and Bond Fund Series, Oppenheimer
                                       Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company.

                                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIP
NAME, POSITION(S) HELD WITH            HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX/OUTSIDE FUND COMPLEX
FUND, LENGTH OF SERVICE, AGE           OVERSEEN BY TRUSTEE.
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE
TERM, UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

LACY B. HERRMANN                       Chairman and Chief Executive Officer of Aquila Management Corporation, the
AGE: 75                                sponsoring organization and manager, administrator and/or sub-adviser to a
TRUSTEE SINCE: 1994                    group of the following open-end investment companies, and Chairman of the
TRUSTEE OF 11 FUNDS IN FUND COMPLEX    Board of Trustees and President of each: Churchill Cash Reserves Trust,
TRUSTEE/DIRECTOR OF 24 FUNDS           Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific
OUTSIDE OF FUND COMPLEX                Capital U.S. Treasuries Cash Assets Trust, Prime Cash Fund, Narrangansett
                                       Insured Tax-Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free
                                       Fund of Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon,
                                       Tax-Free Trust of Arizona, and Aquila Rocky Mountain Equity Fund. Vice
                                       President, Director, Secretary, and formerly Treasurer of Aquila
                                       Distributors, Inc., distributor of each of the above funds; President and
                                       Chairman of the Board of Trustees of Capital Cash Management Trust
                                       ("CCMT'), and an Officer and Trustee/Director of its predecessors.
                                       President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of InCap Management
                                       Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and
                                       Short-Term Asset Reserves; Director of Oppenheimer Quest International
                                       Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest
                                       Global Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, and
                                       Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University. Formerly Chairman of the
                                       Board of Trustee and President of Hawaiian Tax-Free Trust.

THEODORE T. MASON                      Managing Director of Eastwind Power Partners Ltd. since 1994 and of
AGE:69                                 Louisiana Power Partners, LLC since 1999 to 2003. Treasurer of the Alumni
TRUSTEE SINCE: 2000                    Association of SUNY Maritime College since 2004(President 2002-2003; First
TRUSTEE OF 11 FUNDS IN FUND COMPLEX    Vice President 2000-2001; Second Vice President 1998-1999) and Director of
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE    the same organization since 1997; Chairman of the Board of Hawaiian Tax
OF FUND COMPLEX                        Free Trust and Pacific Capital Cash Assets Trust (and Trustee sine 1984),
                                       Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S.
                                       Government Securities Cash Asset Trust (and Trustee since 1988) since 2004;
                                       Trustee of Churchill Tax-Free Fund of Kentucky since 1992; Vice Chairman of the Board and Trustee of Capital Cash Management Trust (inative) from 1981,
                                       Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc., 1974-2004; Vice
                                       Chairman of the Board of Trustees and Trustee of Prime Cash Fund (is
                                       inactive) since 1982; Trustee of Short-Term Asset Reserves, 1984-1986;
                                       Trustee of Churchill Cash Reserves Trust (inactive) from 1985; Trustee of
                                       Aquila Fund (inactive) sinc 2004; Director of The Maritime Industry Museum at Fort Schuyler 2000-2004; Trustee of the Maritime College at Fort Schuyler
                                       Foundation, Inc. since 2000; Director of the New York Council of the Navy
                                       League since 2002; Former National Officer of the Navy Reserve Association
                                       (twice) and Commanding officer of four Naval Reserve units, Captain, USNR
                                       (Ret).

                                       PRINCIPAL OCCUPATION(S) DURING PAST OF 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH            TRUSTEESHIPS/DIRECTORSHIP HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
FUND, LENGTH OF SERVICE, AGE           COMPLEX/OUTSIDE FUND COMPLEX OVERSEEN BY TRUSTEE.
THE ADDRESS OF EACH TRUSTEE IS 1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105. EACH TRUSTEE SERVES FOR AN INDEFINITE
TERM, UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN S. SHLISSEL                      Executive Vice President, PA Fund Management LLC, President and Chief
PRESIDENT, CHIEF EXECUTIVE OFFICER     Executive Officer, PIMCO Municipal Income Fund, PIMCO California Municipal
AGE:40                                 Income Fund, PIMCO Municipal New York Income Fund, PIMCO Municipal Income
TRUSTEE SINCE: 2004                    Fund II, PIMCO California Municipal Income II, Fund, PIMCO New York
TRUSTE OF 11 FUNDS IN FUND COMPLEX     Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
TRUSTEE/DIRECTOR OF NO FUNDS           Municipal Income Fund III, PIMCO New York Municipal Income Fund III, PIMCO
OUTSIDE OF FUND COMPLEX                Corporate Income Fund, PIMCO Corporate Opportunity Fund, Nicholas-Applegate
                                       Convertible & Income Fund, PIMCO High Income Fund, Nicholas-Applegate
                                       Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO
                                       Floating Rate Strategy Fund, Fixed Income SHares and Municipal Advantage
                                       Fund, Inc.

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Thomas W. Courtney               Chairman, Trustee
V. Lee Barnes                    Trustee
Paul Y. Clinton                  Trustee
Lacy B. Herrmann                 Trustee
Theodore T. Mason                Trustee
Brian S. Shlissel                Trustee, President, Chief Executive Oficer
Malcolm Bishopp                  Executive Vice President
Michael Corelli                  Vice President and Portfolio Manager
Mark F. Degenhart                Vice President and Portfolio Manager
Ben J. Fisher                    Vice President and Portfolio Manager
Colin Glinsman                   Vice President and Portfolio Manager
Louis P. Goldstein               Vice President and Portfolio Manager
Matthew Greenwald                Vice President and Portfolio Manager
William Gross                    Vice President and Portfolio Manager
Elisa A. Mazen                   Vice President and Portfolio Manager
Jaime Michaelson                 Vice President and Portfolio Manager
Robert K. Urquhart               Vice President and Portfolio Manager
Lawrence G. Altadonna            Treasurer
Thomas J. Fuccillo               Secretary
Youse Guia                       Chief Compliance Officer
Jennifer A. Patula               Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
NFJ Investment Group
2121 San Jacinto, Suite 1840
Dallas, TX 75201

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission's website at www.sec.gov, and (ii) at the Commission's Public Reference Room which is located at Commission's headquarters' office, 450 5th Street NW., Room 1200, Washington D.C. 20459, (202) 942-8090

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-700-8258.

(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees (the "Board") of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, review of the Registrants semiannual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $191,000 in 2003 and $156,000 in 2004.

    b) Audit-Related Fees. There were no audit-related fees for the Registrant during the Reporting Periods.

    c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $39,800 in 2003 and $48,300 in 2004. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns (ii) tax advice/services in connection with research/consultation regarding tax qualification matters.

    d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

    e) 1. Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrants policy is stated below.

                         PIMCO ADVISORS VIT (THE "FUND")

                        AUDIT OVERSIGHT COMMITTEE POLICY
                                       FOR
        PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Fund's Audit Oversight Committee ("Committee") is charged with the responsibility of monitoring the independence of the Fund's accountants. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

    a review of the nature of the professional services expected to be provided,

    a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUND

On an annual basis, the Committee of the Fund will review and pre-approve the scope of the audits of the Fund and proposed audit fees, as well as the audit-related and non-audit services that may be performed by the Fund's independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy.

In connection with the Committee's pre-approval of services pursuant to this

Policy, the President or Treasurer of the Fund will confirm in writing that the engagement of the independent accounting firm for any non-audit service provided to the Fund for which the Committee's pre-approval is being sought will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

    Annual Fund financial statement audits
    Seed audits (related to new product filings, as required)
    SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

    Accounting consultations
    Fund merger support services
    Agreed upon procedure reports (inclusive of semiannual report review) Attestation reports
    Comfort letters
    Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $75,000.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

    Tax compliance services related to the filing or amendment of the following:
    Federal, state and local income tax compliance; and, Sales and use tax compliance

    Timely RIC qualification reviews
    Tax distribution analysis and planning
    Tax authority examination services
    Tax appeals support services
    Accounting methods studies
    Fund merger support services
    Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $75,000.

PROSCRIBED SERVICES

The Fund's independent accountants will not render services in the following categories of non-audit services:

    Bookkeeping or other services related to the accounting records or financial statements of the Fund
    Financial information systems design and implementation
    Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
    Actuarial services
    Internal audit outsourcing services
    Management functions or human resources
    Broker or dealer, investment adviser or investment banking services
    Legal services and expert services unrelated to the audit
    Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will review at least annually non-audit services provided to the Adviser and any of its affiliates that also provide ongoing services to the Fund. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Fund. Although the Committee will not pre-approve all services provided to the Adviser and its affiliates, the Committee will receive an annual report from the Fund's independent accounting firm showing the aggregate fees for all services provided to the Adviser and its affiliates. Individual projects that are not presented to the Committee as part of the annual review for pre-approval for the ensuing year, may be individually pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $100,000.

    e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

    f)  Not applicable

    g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and rendered to Service Affiliates for the Reporting Periods were $182,912 in 2003 and $237,036 in 2004.

    h) Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure currently not effective.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no materials to the procedures by which shareholders may recommended nominees to the registrant's board of directors, where implemented after the registrants last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(6) of Schedule 14A (17CFR 2-10. 14a-101).

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.CODE ETH - Code of Ethics

    (2) Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906CERT - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Advisors VIT

By /s/ Brian S. Shlissel
   ---------------------
Brian S. Shlissel, Trustee, President & Chief Executive Officer

Date: March 10, 2005

By /s/ Lawrence G. Altadonna
   -------------------------
Lawrence G. Altadonna, Treasurer

Date: March 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
   ---------------------
Brian S. Shlissel, Trustee, President & Chief Executive Officer

Date: March 10, 2005

By /s/ Lawrence G. Altadonna
   -------------------------
Lawrence G. Altadonna, Treasurer

Date: March 10, 2005